     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2003


                                                               FILE NO. 33-65512
                                                                        811-6484
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                                                                             [ ]

                        POST-EFFECTIVE AMENDMENT NO. 11                      [X]


                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]

                                AMENDMENT NO. 21                             [X]



                            NATIONWIDE PROVIDENT VA


                               SEPARATE ACCOUNT A
          (FORMERLY PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT)


                           (EXACT NAME OF REGISTRANT)


                          NATIONWIDE LIFE AND ANNUITY

                               COMPANY OF AMERICA

         (FORMERLY PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA)


                              (NAME OF DEPOSITOR)

                             300 CONTINENTAL DRIVE
                                NEWARK, DE 19713
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (302) 452-4000

                             ---------------------


                             KATHERINE DEPERI ESQ.,


                  NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA

                          1000 CHESTERBROOK BOULEVARD
                             BERWYN, PA 19312-1181
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                    COPY TO:

                             STEPHEN E. ROTH, ESQ.

                        SUTHERLAND ASBILL & BRENNAN LLP
                         1275 PENNSYLVANIA AVENUE, N.W.
                           WASHINGTON, DC 20004-2415

                             ---------------------

     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b) of Rule 485


         [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485


         [ ] 60 days after filing pursuant to paragraph (a) of Rule 485

         [ ] on (date) pursuant to paragraph (a) of Rule 485


     If appropriate, check the following box:



         [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                     Title of Securities Being Registered:
 Interests in Individual Flexible Premium Deferred Variable Annuity Contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     PART A

                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                    INTERESTS IN INDIVIDUAL FLEXIBLE PREMIUM
                      DEFERRED VARIABLE ANNUITY CONTRACTS

                                   Issued by


                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A


                                      and


                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA
         (FORMERLY PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY OF AMERICA)


        SERVICE CENTER           MAIN ADMINISTRATIVE
    300 CONTINENTAL DRIVE              OFFICES
    NEWARK, DELAWARE 19713     1000 CHESTERBROOK BLVD.
                              BERWYN, PENNSYLVANIA 19312

                             PHONE: 1-800-688-5177


This prospectus describes an individual flexible premium deferred variable annuity contract ("Contract") issued by Nationwide Life and Annuity Company of America. This prospectus provides information that a prospective owner should know before investing in the Contract.


You can allocate your Contract's values to:


      -- Nationwide Provident VA Separate Account A (the "Variable Account"), which invests in the portfolios listed on this page; or


      --  the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the portfolios available through the Variable Account (the "Portfolios") must accompany this prospectus. Please read these documents before investing and save them for future reference.


To learn more about the Contract, you should read the Statement of Additional Information ("SAI") dated May 1, 2003. For a free copy of the SAI, please call or write to us at our Service Center.


The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents for the SAI appears on the last page of this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information.

PLEASE NOTE THAT THE CONTRACT AND THE PORTFOLIOS:

      --  ARE NOT GUARANTEED TO ACHIEVE THEIR GOALS;
      --  ARE NOT FEDERALLY INSURED;
      --  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY; AND
      --  ARE SUBJECT TO RISKS, INCLUDING LOSS OF THE AMOUNT INVESTED.

It may not be advantageous to replace existing insurance with the Contract, or to finance the purchase of the Contract through a loan or through withdrawals from another contract.


The following Portfolios are available:



     - SCUDDER VARIABLE SERIES I (CLASS A)

       Bond Portfolio
       Growth and Income Portfolio
       International Portfolio


     - PIMCO ADVISORS VIT
       (FORMERLY OCC ACCUMULATION TRUST)


OpCap Equity Portfolio


OpCap Managed Portfolio


OpCap Small Cap Portfolio


     - DREYFUS VARIABLE INVESTMENT FUND (INITIAL SHARES)
       Growth and Income Portfolio

     - THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (INITIAL SHARES)

   THE SECURITIES AND EXCHANGE COMMISSION HAS
   NOT APPROVED OR DISAPPROVED THESE SECURITIES OR
   PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
   ANY REPRESENTATION TO THE CONTRARY IS A
   CRIMINAL OFFENSE.

                                   PROSPECTUS

                                  May 1, 2003

     - FEDERATED INSURANCE SERIES


       Federated Fund for U.S. Government Securities II Portfolio


       Federated Capital Income Fund II Portfolio
       (formerly Federated Utility Fund II Portfolio)


     - FIDELITY VARIABLE INSURANCE PRODUCTS (INITIAL CLASS)
       Equity-Income Portfolio
       Growth Portfolio
       High Income Portfolio
       Asset Manager(SM) Portfolio
       Contrafund(R) Portfolio


     - GARTMORE VARIABLE INSURANCE TRUST (CLASS IV)


       Comstock GVIT Value Fund*


       Dreyfus GVIT International Value Fund*


       Gartmore GVIT Government Bond Fund*


       Gartmore GVIT Growth Fund*


       Gartmore GVIT Mid Cap Growth Fund*


       Gartmore GVIT Money Market Fund*


       Gartmore GVIT Nationwide(R) Fund*


       GVIT Equity 500 Index Fund*


       GVIT Small Cap Value Fund*


       GVIT Small Company Fund*


       J.P. Morgan GVIT Balanced Fund*



     - STRONG VARIABLE INSURANCE FUNDS, INC. (INVESTOR CLASS)

       Strong Mid Cap Growth Fund II


     - STRONG OPPORTUNITY FUND II, INC. (INVESTOR CLASS)

       Strong Opportunity Fund II

     - VAN ECK WORLDWIDE INSURANCE TRUST
       Worldwide Bond Portfolio
       Worldwide Emerging Markets Portfolio
       Worldwide Hard Assets Portfolio
       Worldwide Real Estate Portfolio
---------------


* Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. Specifically:



  - The Market Street Fund All Pro Large Cap Value Portfolio merged with the Comstock GVIT Value Fund;



  - The Market Street Fund International Portfolio merged with the Dreyfus GVIT International Value Fund;



  - The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund;



  - The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund;



  - The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund;



  - The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund;



  - The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund;



  - The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund;



  - The Market Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund;



  - The Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and



  - The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                        PAGE
                                        ----
GLOSSARY..............................    1
TABLE OF EXPENSES.....................    3
CONTRACT SUMMARY......................    8
  The Contract........................    8
  Charges and Deductions..............   10
  Annuity Provisions..................   10
  Federal Tax Status..................   11
  Variable Account Financial
     Highlights.......................   11
NLACA, THE VARIABLE ACCOUNT AND THE
  PORTFOLIOS..........................   12
  Nationwide Life and Annuity Company
     of America (NLACA)...............   12
  Nationwide Provident VA Separate
     Account A (Variable Account).....   12
  The Funds...........................   13
  Resolving Material Conflicts........   17
  Addition, Deletion, or Substitution
     of Investments...................   17
DESCRIPTION OF ANNUITY CONTRACT.......   17
  Purchasing a Contract...............   17
  Cancellation (Free-Look) Period.....   18
  Premiums............................   18
  Allocation of Net Premiums..........   18
  Variable Account Value..............   19
  Transfer Privilege..................   20
  Dollar Cost Averaging...............   21
  Earnings Sweep Program..............   22
  Withdrawals and Surrender...........   23
  Death Benefit Before or After
     Maturity Date....................   24
  Proceeds on Maturity Date...........   25
  Telephone, Fax, or E-mail
     Requests.........................   26
  Delays in Payments..................   26
  Modification........................   27
  Reports to Contract Owners..........   27
  Contract Inquiries..................   27
THE GUARANTEED ACCOUNT................   27
  Minimum Guaranteed and Current
     Interest Rates...................   27



                                        PAGE
                                        ----
  Calculation of Guaranteed Account
     Value............................   28
  Transfers from Guaranteed Account...   28
  Payment Deferral....................   28
CHARGES AND DEDUCTIONS................   28
  Surrender Charge (Contingent
     Deferred Sales Charge)...........   28
  Administrative Charges..............   29
  Mortality and Expense Risk Charge...   30
  Investment Advisory Fees and Other
     Expenses of the Portfolios.......   30
  Premium Taxes.......................   30
  Other Taxes.........................   30
  Charge Discounts for Sales to
     Certain Contracts................   31
PAYMENT OPTIONS.......................   31
  Election of Payment Options.........   31
  Description of Payment Options......   32
YIELDS AND TOTAL RETURNS..............   32
FEDERAL TAX STATUS....................   34
  Introduction........................   34
  Tax Status of the Contracts.........   34
  Taxation of Annuities -- In
     General..........................   35
  Taxation of Non-Qualified
     Contracts........................   35
  Taxation of Qualified Contracts.....   36
  Foreign Tax Credits.................   38
  Withholding.........................   38
  Possible Changes in Taxation........   38
  Other Tax Consequences..............   38
DISTRIBUTION OF CONTRACTS.............   38
LEGAL PROCEEDINGS.....................   39
VOTING PORTFOLIO SHARES...............   40
FINANCIAL STATEMENTS..................   41
STATEMENT OF ADDITIONAL INFORMATION
  TABLE OF CONTENTS...................   42
APPENDIX A -- FINANCIAL HIGHLIGHTS....  A-1

                                    GLOSSARY




ACCUMULATION UNIT
A unit of measure used to calculate Subaccount Value.

ANNUITANT
The person whose life determines the annuity payments payable under the Contract and whose death determines the death benefit.

APPLICATION
The application you must complete to purchase a Contract plus all forms required by us or applicable law.

BENEFICIARY
The person to whom we pay the death benefit upon the death of the Owner or the Annuitant. If the Contract has joint Owners, then the surviving joint Owner is the Beneficiary.

CANCELLATION (FREE-LOOK) PERIOD
The period described in this prospectus during which the Owner may return this Contract for a refund.

CODE
The Internal Revenue Code of 1986, as amended.

CONTRACT
The individual flexible premium deferred variable annuity contract issued by us and offered in this prospectus.

CONTRACT ACCOUNT VALUE
The sum of the Variable Account Value and the Guaranteed Account Value.

CONTRACT ANNIVERSARY
The same date in each Contract Year as the Contract Date.

CONTRACT DATE
The date as of which we issue the Contract and upon which the Contract becomes effective. The Contract Date is used to determine Contract Years and Contract Anniversaries.

CONTRACT YEAR
A twelve-month period beginning on the Contract Date or on a Contract
Anniversary.

FUND
Any mutual fund in which a Subaccount invests.

GENERAL ACCOUNT
The assets that belong to us other than those assets allocated to the Variable Account or any of our other separate accounts.

GUARANTEED ACCOUNT
An account that is part of our General Account and is not part of, or dependent upon, the investment performance of the Variable Account.

GUARANTEED ACCOUNT VALUE
The Net Premiums allocated and amounts transferred to the Guaranteed Account, plus interest credited to the Guaranteed Account, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

MATURITY DATE
The date as of which the Contract Account Value is applied to a Payment Option (or, if you elect to receive a lump sum, the date as of which you will receive the Surrender Value). The latest possible Maturity Date is normally the later of the Contract Anniversary nearest the Annuitant's age 85, or 10 years after the Contract Date. Notwithstanding the Maturity Date, Qualified Contracts may require that distributions begin at an earlier date.


MONEY MARKET SUBACCOUNT
The Subaccount that holds shares of the Gartmore GVIT Money Market Fund of Gartmore Variable Insurance Trust.


NET ASSET VALUE PER SHARE
The value per share of any Portfolio on any Valuation Day. The method of computing the Net Asset Value Per Share is described in the prospectus for a Portfolio.

NET PREMIUM
The premium you pay less any premium tax deducted from the premium.

NON-QUALIFIED CONTRACT
A Contract that is not a Qualified Contract.

NOTICE
A request or notice in writing or otherwise in a form satisfactory to us that is signed by you and received at our Service Center. You may obtain the necessary form by calling us at (800) 688-5177.

OWNER (YOU, YOUR)
The person who owns the Contract. The Owner is entitled to exercise all rights and privileges provided in the Contract. Provisions relating to action by the Owner mean, in the case of joint Owners, both Owners acting jointly. Joint Owners must be spouses.

PAYEE
The person entitled to receive annuity payments under the Contract. The designation of a Payee other than the Annuitant requires our consent.

PAYMENT OPTION
One of the annuity payment options available under the Contract.

PORTFOLIO
An investment portfolio of a Fund.


NLACA (WE, OUR, US)
Nationwide Life and Annuity Company of America.


QUALIFIED CONTRACT
A Contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

RIDER
An amendment, addition, or endorsement to the Contract that changes the terms of the Contract by: (1) expanding Contract benefits; (2) restricting Contract benefits: or (3) excluding certain conditions from the Contract's coverage. A Rider that is added to the Contract becomes part of the Contract.

SEC
The U.S. Securities and Exchange Commission.

SERVICE CENTER
Our technology and service office at
300 Continental Drive, Newark, Delaware 19713.

SUBACCOUNT
A subdivision of the Variable Account.

SUBACCOUNT VALUE
Before the Maturity Date, the amount equal to that part of any Net Premium allocated to a Subaccount plus any amounts transferred to that Subaccount as adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by withdrawals (including any applicable Surrender Charges and premium tax charges), other charges and any amounts transferred out of that Subaccount.

SURRENDER CHARGE
A charge that we deduct if a withdrawal or surrender occurs during the first six Contract Years. This charge is sometimes called a "contingent deferred sales charge."

SURRENDER VALUE
The Contract Account Value less: (1) any applicable Surrender Charge, (2) premium tax charges not previously deducted, and (3) the annual administration fee, if applicable.

TRANSFER PROCESSING FEE
The fee we charge for additional Subaccount amounts transferred after the twelfth transfer of Subaccount amounts within one Contract Year.


VALUATION DAY
For each Subaccount, each day that the New York Stock Exchange is open for business and on days when trading of shares within a Subaccount is sufficient to materially affect the value of the Subaccount. As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.


VALUATION PERIOD
The period beginning at the close of business on one Valuation Day (usually 4:00 p.m. Eastern time) and continuing to the close of business on the next Valuation Day.


VARIABLE ACCOUNT
Nationwide Provident VA Separate Account A.


VARIABLE ACCOUNT VALUE
The sum of all Subaccount Values.

                               TABLE OF EXPENSES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT AN OWNER WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT AN OWNER WILL PAY AT THE TIME THAT HE OR SHE BUYS THE CONTRACT, TAKES A WITHDRAWAL, SURRENDERS THE CONTRACT, OR TRANSFERS CONTRACT ACCOUNT VALUE AMONG THE SUBACCOUNTS AND/OR THE GUARANTEED ACCOUNT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.


CONTRACT OWNER TRANSACTION EXPENSES


Sales Load Imposed on Premiums....  None
Maximum Contingent Deferred Sales
  Charge (as a percentage of
  amount surrendered or
  withdrawn)......................       6%
Transfer Processing Fee...........    $25 fee for each transfer after the first twelve transfers each Contract Year.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT AN OWNER WILL PAY PERIODICALLY DURING THE TIME THAT HE OR SHE OWNS THE CONTRACT, NOT INCLUDING PORTFOLIO FEES AND EXPENSES.



ANNUAL ADMINISTRATION FEE.........    $30 per Contract Year

VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable
  Account Value)
Mortality and Expense Risk
  Charges.........................    1.25%
Account Fees and Expenses.........    0.15%
                                    ---------
Total Variable Account Annual
  Expenses........................    1.40%



THE FOLLOWING TABLES DESCRIBE THE PORTFOLIO FEES AND EXPENSES THAT AN OWNER WILL PAY PERIODICALLY DURING THE TIME THAT HE OR SHE OWNS THE CONTRACT. THE FEES AND EXPENSES ARE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002. EXPENSES OF THE PORTFOLIOS MAY BE HIGHER OR LOWER IN THE FUTURE. MORE DETAIL CONCERNING EACH PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH PORTFOLIO.



THE FOLLOWING TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES CHARGED BY ANY OF THE PORTFOLIOS FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002.



-------------------------------------------------------------------------------------
                                                              MINIMUM         MAXIMUM
                                                              -------         -------
-------------------------------------------------------------------------------------
 TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
  (expenses that are deducted from Portfolio assets,
  including management fees, distribution and/or service
  (12b-1) fees, and other expenses).........................   0.46%     -     1.48%
-------------------------------------------------------------------------------------
 NET TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
  (after contractual waivers and reimbursements)(1).........   0.28%     -     1.48%
-------------------------------------------------------------------------------------


---------------


(1) For certain Portfolios, certain expenses were contractually reimbursed and/or certain fees were contractually waived during 2002. These expense reimbursement and fee waiver arrangements will continue until at least October 1, 2004.

THE FOLLOWING TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH PORTFOLIO FOR THE FISCAL YEAR ENDED DECEMBER 31, 2002.



ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS):



 ---------------------------------------------------------------------------------------------------------
                                                                   GROSS                       NET TOTAL
                                                                   TOTAL                        ANNUAL
                                          OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                       DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                          MANAGEMENT    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
 PORTFOLIO                   FEES        EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 ---------------------------------------------------------------------------------------------------------
 SCUDDER VARIABLE SERIES
   I (CLASS A)
 ---------------------------------------------------------------------------------------------------------
   Bond Portfolio           0.48%         0.00%        0.07%      0.55%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Growth and Income
      Portfolio             0.48%         0.00%        0.09%      0.57%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   International
      Portfolio             0.87%         0.00%        0.16%      1.03%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 PIMCO ADVISORS VIT
   (FORMERLY OCC
   ACCUMULATION TRUST)
 ---------------------------------------------------------------------------------------------------------
   OpCap Equity
      Portfolio             0.80%         0.00%        0.16%      0.96%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   OpCap Managed
      Portfolio             0.79%         0.00%        0.09%      0.88%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   OpCap Small Cap
      Portfolio             0.80%         0.00%        0.11%      0.91%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 THE DREYFUS SOCIALLY
   RESPONSIBLE GROWTH
   FUND, INC. (INITIAL
   SHARES)                  0.75%         0.00%        0.05%      0.80%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 DREYFUS VARIABLE
   INVESTMENT FUND
   (INITIAL SHARES)
 ---------------------------------------------------------------------------------------------------------
   Growth and Income
      Portfolio             0.75%         0.00%        0.05%      0.80%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 FEDERATED INSURANCE
   SERIES
 ---------------------------------------------------------------------------------------------------------
   Federated Capital
      Income Fund II
      Portfolio
      (formerly
      Federated Utility
      Fund II
      Portfolio)(2)         0.75%         0.25%        0.27%      1.27%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Federated Fund for
      U.S. Government
      Securities II
      Portfolio(2)          0.60%         0.25%        0.12%      0.97%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------


---------------


 (2) The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31,
     2002. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2003.

 ---------------------------------------------------------------------------------------------------------
                                                                   GROSS                       NET TOTAL
                                                                   TOTAL                        ANNUAL
                                          OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                       DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                          MANAGEMENT    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
 PORTFOLIO                   FEES        EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 ---------------------------------------------------------------------------------------------------------
 FIDELITY VARIABLE
   INSURANCE PRODUCTS
   (INITIAL CLASS)
 ---------------------------------------------------------------------------------------------------------
   Asset Manager(SM)
      Portfolio(3)(4)       0.53%         0.00%        0.10%      0.63%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Contrafund
      Portfolio(3)(4)       0.58%         0.00%        0.10%      0.68%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Equity-Income
      Portfolio(3)(4)       0.48%         0.00%        0.09%      0.57%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Growth
      Portfolio(3)(4)       0.58%         0.00%        0.09%      0.67%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   High Income
      Portfolio(3)          0.58%         0.00%        0.12%      0.70%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 GARTMORE VARIABLE
   INSURANCE TRUST
   (CLASS IV)
 ---------------------------------------------------------------------------------------------------------
   Comstock GVIT Value
      Fund(5)               0.80%         0.00%         0.31      1.11%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Dreyfus GVIT
      International
      Value Fund(5)         0.75%         0.00%        0.26%      1.01%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Gartmore GVIT
      Government Bond
      Fund(5)               0.49%         0.00%        0.24%      0.73%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------


---------------


 (3) The Equity-Income Portfolio, Growth Portfolio, and High Income Portfolio are referred to in certain of the financial statements for the Variable Account as Portfolios of Variable Insurance Products
     Fund. The Asset Manager(SM) Portfolio and Contrafund(R) Portfolio are referred to in certain of the financial statements for the Variable Account as Portfolios of Variable Insurance Products Fund II.



 (4) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Portfolio paid was used to reduce the Portfolio's expenses. In addition, through arrangements with the Portfolio's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. After taking into account these voluntary offsets, Total Annual Portfolio Operating Expenses for the Fidelity VIP Asset Manager Portfolio, the
     Fidelity VIP Contrafund Portfolio, the Fidelity VIP Equity-Income Portfolio, and the Fidelity VIP
     Growth Portfolio were 0.61%, 0.64%, 0.56%, and 0.61%, respectively, during 2002. These offsets may be discontinued at any time.



 (5) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. Specifically: (a) the Market Street Fund All Pro Large Cap
     Value Portfolio merged with the Comstock GVIT Value Fund; (b) the Market Street Fund International
     Portfolio merged with the Dreyfus GVIT International Value Fund; (c) the Market Street Fund Bond
     Portfolio merged with the Gartmore GVIT Government Bond Fund; (d) the Market Street Fund All Pro
     Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund; (e) the Market Street Fund Mid
     Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund; (f) the Market Street Fund
     Money Market Portfolio merged with the Gartmore GVIT Money Market Fund; (g) the Market Street Fund
     All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund; (h) the Market
     Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund; (i) the Market
     Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund; (j) the
     Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and
     (k) the Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.
     In addition, because the Dreyfus GVIT International Value Fund, the Gartmore GVIT Mid Cap Growth
     Fund, and the GVIT Equity 500 Index Fund were not operational as of December 31, 2002, the fees and expenses shown are estimated and/or anticipated.

 ---------------------------------------------------------------------------------------------------------
                                                                   GROSS                       NET TOTAL
                                                                   TOTAL                        ANNUAL
                                          OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                       DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                          MANAGEMENT    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
 PORTFOLIO                   FEES        EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 ---------------------------------------------------------------------------------------------------------
   Gartmore GVIT Growth
      Fund(5)               0.60%         0.00%        0.25%      0.85%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Gartmore GVIT Mid Cap
      Growth Fund(5)(6)     0.75%         0.00%        0.26%      1.01%         0.06%           0.95%
 ---------------------------------------------------------------------------------------------------------
   Gartmore GVIT Money
      Market Fund(5)        0.38%         0.00%        0.24%      0.62%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Gartmore GVIT
      Nationwide(R)
      Fund(5)               0.59%         0.00%        0.25%      0.84%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   GVIT Equity 500 Index
      Fund(5)(7)            0.24%         0.00%        0.22%      0.46%         0.18%           0.28%
 ---------------------------------------------------------------------------------------------------------
   GVIT Small Cap Value
      Fund(5)               0.87%         0.00%        0.24%      1.11%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   GVIT Small Company
      Fund(5)               0.93%         0.00%        0.25%      1.18%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   J.P. Morgan GVIT
      Balanced Fund(5)      0.73%         0.00%        0.27%      1.00%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 STRONG VARIABLE
   INSURANCE FUNDS, INC.
   (INVESTOR CLASS)
 ---------------------------------------------------------------------------------------------------------
   Strong Mid Cap Growth
      Fund II(8)            0.75%         0.00%        0.72%      1.47%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
 STRONG OPPORTUNITY FUND
   II, INC. (INVESTOR
   CLASS)
 ---------------------------------------------------------------------------------------------------------
   Strong Opportunity
      Fund II(8)            0.75%         0.00%        0.63%      1.38%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------


---------------


 (6) The adviser has contractually agreed to reduce its management fee for the Gartmore GVIT Mid Cap
     Growth Fund to the extent that Total Annual Portfolio Expenses exceed 0.95%. This agreement will continue until at least October 1, 2004.



 (7) The adviser has contractually agreed to reduce its management fee for the GVIT Equity 500 Index Fund to the extent Total Annual Portfolio Expenses exceed 0.28%. This agreement will continue until at least October 1, 2004.



 (8) The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This credit was applied to Other Expenses that were not attributable to the adviser or its affiliates. Total Annual Portfolio Operating
     Expenses do not reflect these credits or voluntary waivers and/or expenses absorptions. After giving effect to these credits and with waivers and/or absorptions, Total Annual Portfolio Operating
     Expenses for the Strong Opportunity Fund II and the Strong Mid Cap Growth Fund II were 1.09% and
     1.17%, respectively, during 2002. These voluntary waivers and/or absorptions can be modified or terminated at any time.

 ---------------------------------------------------------------------------------------------------------
                                                                   GROSS                       NET TOTAL
                                                                   TOTAL                        ANNUAL
                                          OTHER                   ANNUAL      FEE WAIVER       PORTFOLIO
                                       DISTRIBUTION              PORTFOLIO      AND/OR         OPERATING
                          MANAGEMENT    OR SERVICE     OTHER     OPERATING      EXPENSE        EXPENSES
 PORTFOLIO                   FEES        EXPENSES     EXPENSES   EXPENSES    REIMBURSEMENT   (CONTRACTUAL)
 ---------------------------------------------------------------------------------------------------------
 VAN ECK WORLDWIDE
   INSURANCE TRUST
 ---------------------------------------------------------------------------------------------------------
   Worldwide Bond
      Portfolio(9)          1.00%         0.00%        0.24%      1.24%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Worldwide Emerging
      Markets
      Portfolio(9)          1.00%         0.00%        0.36%      1.36%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Worldwide Hard Assets
      Portfolio(9)          1.00%         0.00%        0.23%      1.23%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------
   Worldwide Real Estate
      Portfolio(9)          1.00%         0.00%        0.48%      1.48%           N/A             N/A
 ---------------------------------------------------------------------------------------------------------



     The fee and expense information regarding the Funds was provided by the Funds and has not been independently verified by NLACA. The Gartmore Variable Insurance Trust is affiliated with NLACA. None of the other Funds is affiliated with NLACA.


EXAMPLE




     THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, VARIABLE ACCOUNT ANNUAL EXPENSES, AND PORTFOLIO FEES AND EXPENSES.



     THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES: (1) THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR; (2) THE MAXIMUM FEES AND EXPENSES OF ANY OF THE PORTFOLIOS;
(3) THAT NO TRANSFER CHARGES OR PREMIUM TAXES HAVE BEEN ASSESSED; (4) THAT THE $30 ANNUAL ADMINISTRATION FEE IS TRANSLATED INTO AN ASSUMED 0.30% CHARGE BASED ON AN ESTIMATED AVERAGE CONTRACT ACCOUNT VALUE PER CONTRACT OF $10,000. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


     1. If you surrender your Contract at the end of the applicable time period:


SUBACCOUNT                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------                                         -------    --------    --------    --------
Van Eck Worldwide Real Estate Portfolio..........  $928.92    $1352.24    $1846.32    $3453.49



     2. If you annuitize or do not surrender your Contract at the end of the applicable time period:



SUBACCOUNT                                         1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------                                         -------    --------    --------    --------
Van Eck Worldwide Real Estate Portfolio..........  $318.00    $ 971.47    $1648.94    $3453.49



     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE MORE OR LESS THAN THE ASSUMED AMOUNT.



 ---------------

 (9) The adviser for the Van Eck Worldwide Insurance Trust Bond Portfolio, Van Eck Worldwide Insurance
     Trust Emerging Markets Portfolio, Van Eck Worldwide Insurance Trust Hard Assets Portfolio, and Van
     Eck Worldwide Insurance Trust Real Estate Portfolio has voluntarily agreed to reduce or limit Other
     Expenses for the Portfolios. After taking into account these voluntary arrangements, which may be terminated at any time, Total Annual Portfolio Operating Expenses for Van Eck Worldwide Insurance
     Trust Bond Portfolio, Van Eck Worldwide Insurance Trust Emerging Markets Portfolio, Van Eck Worldwide
     Insurance Trust Hard Assets Portfolio, and Van Eck Worldwide Insurance Trust Real Estate Portfolio
     were 1.21%, 1.30%, 1.20%, and 1.46%, respectively, during 2002.

                                CONTRACT SUMMARY


     THIS SECTION IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. WE DISCUSS EACH OF THESE TOPICS IN GREATER DETAIL LATER IN THIS PROSPECTUS.

                                  THE CONTRACT

- PURCHASING A CONTRACT. The Contract is an individual flexible premium deferred variable annuity. The Contract allows you to invest on a tax-deferred basis for your retirement or other long-term purposes. We may sell Contracts in connection with retirement plans which qualify for special tax treatment (Qualified Contracts), as well as Contracts which do not qualify for special tax treatment (Non-Qualified Contracts).

To purchase a Contract, you must submit an Application and pay the minimum initial premium. We do not begin to make annuity payments until the Maturity Date or the date that you surrender the Contract. For more information about how to purchase a Contract, see "Description of an Annuity Contract -- Purchasing a Contract."

- CANCELLATION (FREE LOOK) PERIOD. You have the right to return the Contract within 10 days (or any longer period required by the laws of your state) after you receive it. If you return the Contract within the Cancellation Period, we will return a refund amount to you. In most states, the amount we return is:

     -- the amount of premiums you paid (including any Contract fees and charges),

        minus

     -- any amounts allocated to the Variable Account

        plus

     -- the Variable Account Value on the date of termination.

In states where required, we will return the premiums that you paid.

- PREMIUMS. We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to pay premiums of $100 per month during the first Contract Year. You may pay subsequent premiums at any time. For Non-Qualified Contracts, the minimum subsequent premium is $100. For Qualified Contracts, the minimum subsequent premium is $50. You may also select a planned periodic premium schedule, which specifies each planned premium amount and payment frequency.

- ALLOCATION OF NET PREMIUMS. We will allocate Net Premiums under a Contract as designated by you to one or more of the Subaccounts or to the Guaranteed Account, or to both. (We do not offer the Guaranteed Account in Oregon.) In states where you are guaranteed the return of your premium if you cancel during the Cancellation Period, all Net Premiums allocated to the Variable Account will be initially allocated to the Money Market Subaccount for a 15-day period. At the end of that period, we will allocate the amount in the Money Market Subaccount to your designated Subaccounts.

We invest the assets of each Subaccount solely in a corresponding Portfolio. Your Contract Account Value (except for the Guaranteed Account Value) will vary according to the investment performance of the Portfolios in which your chosen Subaccounts invest. We credit interest to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year or, if we choose, at a higher current interest rate.

- TRANSFERS. Before the Maturity Date, you may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account, subject to certain restrictions. Each transfer must be at least $500 or the entire amount in the Subaccount or Guaranteed Account, if less. After twelve transfers during a Contract Year, we deduct a Transfer Processing Fee of $25 for each additional transfer during that Contract Year. We allow only one transfer out of the Guaranteed Account each Contract Year. You must make this transfer within 30 days of the Contract Anniversary. We limit the amount that you can transfer from the Guaranteed Account to 25% or less of the Guaranteed Account Value on the date of the transfer, unless the balance after transfer is less than $500, in which case the entire amount will be transferred.

- WITHDRAWALS. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value, subject to certain limitations.

- SURRENDER. Upon Notice received at our Service Center on or before the earlier of the death of the Annuitant or the Maturity Date, you may surrender the Contract in full and receive its Surrender Value. This Notice must include the proper form which you may obtain by contacting our Service Center.

- DEATH BENEFIT. If the Annuitant dies before the Maturity Date, we will pay the Beneficiary a death benefit. During the first six Contract Years, the death benefit equals the greater of:

     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges), or

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death.

After the end of the sixth Contract Year, the death benefit equals the greatest of:

     -- the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn, or

     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     -- premiums paid less any amounts withdrawn (including applicable Surrender
        Charges).

If an Owner dies before the Maturity Date, we must generally distribute the Contract Account Value (or, if the deceased Owner is also the Annuitant, the death benefit) to the Beneficiary within five years after the date of death.

If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of death.


- STEP-UP RIDER. A Step-up Rider provides a guaranteed minimum death benefit at no additional charge if the Annuitant dies before the Maturity Date. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The guaranteed minimum death benefit initially equals the Contract Account Value as of the sixth Contract Anniversary. We will reset or "step-up" the guaranteed minimum death benefit to the Contract Account Value, if greater, on the next six year Contract Anniversary. This "step-up" continues until the Contract Anniversary on or before the Annuitant's 85th birthday. We will also increase the proceeds upon death by an amount equal to aggregate premiums paid since the last Contract Anniversary. In the event of a withdrawal at any time, we reduce the guaranteed minimum death benefit by the same percentage that the withdrawal reduces the Contract Account Value. At no time will the death benefit proceeds be less than either:


     -- the Contract Account Value on the date we receive due proof of the Annuitant's death, or

     -- the sum of premiums paid, less any withdrawals (including applicable
        Surrender Charges).

                             CHARGES AND DEDUCTIONS

$ SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE). We do not deduct any charge for sales expenses from premiums. However, if you surrender your Contract or make certain withdrawals before the sixth Contract Anniversary, we will deduct a Surrender Charge from the amount surrendered or withdrawn.

For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event is the total Surrender Charge on any Contract in excess of 8 1/2% of the total premiums received under the Contract.

During each Contract Year after the first Contract Year, you may, subject to certain restrictions, make up to two withdrawals totalling not more than 10% of the Contract Account Value (as of the beginning of a Contract Year) free of the Surrender Charge.

$ ANNUAL ADMINISTRATION FEE. On each Contract Anniversary prior to and including the Maturity Date, we deduct an Annual Administration Fee of $30 from the Contract Account Value. We also deduct this charge on the Maturity Date if it is not a Contract Anniversary and upon surrender if the surrender occurs at any time other than on a Contract Anniversary.

$ ASSET-BASED ADMINISTRATION CHARGE. We deduct a daily administration charge to compensate us for certain expenses we incur in administration of the Contracts. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 0.15%.

$ TRANSFER PROCESSING FEE. The first twelve transfers of amounts in the Subaccounts each Contract Year are free. We assess a $25 transfer charge for each additional transfer during a Contract Year. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, or Automatic Asset Rebalancing.

$ MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily Mortality and Expense Risk Charge to compensate us for assuming certain mortality and expense risks. On or prior to the Maturity Date, we deduct the charge from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks).

$ INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS. The investment experience of each Subaccount reflects the investment experience of the shares of the Portfolio which it holds. The investment experience of each Portfolio, in turn, reflects its investment advisory fees and other expenses. Please read the prospectus for each Portfolio for details.

$ PREMIUM TAXES. If state or other premium taxes apply to a Contract, we deduct these taxes either:

        -- from premiums as they are received, or

        -- from the Contract Account Value, upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option or upon payment of a death benefit.

                               ANNUITY PROVISIONS

- MATURITY DATE. We will apply the Contract Account Value to a Payment Option on the Maturity Date. You may instead elect to receive the Surrender Value on the Maturity Date.

- PAYMENT OPTIONS. The Contract offers three Payment Options. The amount of the payments under them does not vary with the Variable Account's performance. They are:

        -- Life Annuity,

        -- Life Annuity with 10 Years Guaranteed, and

        -- Alternate Income Option.

     In addition, instead of choosing one of the Payment Options listed above, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.


     - OTHER ANNUITY CONTRACTS. We offer other variable annuity contracts that have different contract features, death benefits and optional programs. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Account Value. To obtain more information about these other contracts, contact our Service Center or your agent.


                               FEDERAL TAX STATUS


     Earnings in the Contract are generally not taxed until they are distributed. Generally, a distribution (including a surrender, withdrawal, or death benefit payment) may result in federal income tax liability. If you are under age 59 1/2 at the time of the distribution, a penalty tax may also apply.


                     VARIABLE ACCOUNT FINANCIAL HIGHLIGHTS

     Appendix A to this prospectus provides information about accumulation unit values and number of units outstanding for the Subaccounts.

                 NLACA, THE VARIABLE ACCOUNT AND THE PORTFOLIOS



NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA (NLACA)



     We are a stock life insurance company, the issuer of the Contract, and a wholly-owned subsidiary of Nationwide Life Insurance Company of America ("NLICA"). NLICA was chartered by the Commonwealth of Pennsylvania in 1865. We were originally incorporated under Pennsylvania law in 1958 under the name Washington Square Life Insurance Company. Our name was changed in 1991, and we were redomiciled as a Delaware insurance company on October 28, 1992. The address of our corporate headquarters is 1000 Chesterbrook Boulevard, Berwyn, PA 19312. We are currently licensed to transact life insurance business in 49 states and the District of Columbia.



     On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly-owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization. Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.



     On December 31, 1997, we entered into a Support Agreement with Provident Mutual Life Insurance Company (now NLICA). Under this agreement, NLICA agrees to ensure that our total adjusted capital will remain at the level of 200% of the company action level for risk-based capital ("RBC") at the end of each calendar quarter during the term of the agreement. NLICA agrees to contribute to us an amount of capital sufficient to attain this level of total adjusted capital. RBC requirements are used to monitor sufficient capitalization of insurance companies based upon the types and mixtures of risk inherent in their operations.



     NLICA also agrees to cause us to maintain cash or cash equivalents from time to time as may be necessary during the term of the agreement in an amount sufficient for the payment of benefits and other contractual claims pursuant to policies and other contracts issued by us. This agreement will remain in effect provided we remain a subsidiary of NLICA. Before any material modification or termination of the agreement, a determination must be made that the modification or termination will not have an adverse impact on our policyholders. This determination is to be based on our ability at the time of the determination to maintain our own financial stability according to the standards contained in the agreement. Other than this Support Agreement, NLICA is under no obligation to invest money in us, nor is it in any way a guarantor of our contractual obligations or obligations under the Contracts.


     We are subject to regulation by the Insurance Department of the State of Delaware as well as by the insurance departments of all other states and jurisdictions in which we do business. We submit annual statements on our operations and finances to insurance officials in these states and jurisdictions. The forms for the Contract described in this prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA members subscribe to a set of ethical standards involving the sales and service of individually sold life insurance and annuities. As a member of IMSA, we may use the IMSA logo and language in advertisements.


NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A (VARIABLE ACCOUNT)



     On October 1, 2002, in connection with the sponsored demutualization (whereby our parent company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name from Provident Mutual Life Insurance Company to Nationwide Life Insurance Company of America), the Providentmutual Variable Annuity Separate Account changed its name to the Nationwide Provident VA Separate Account A.

     The Variable Account is a separate investment account that we maintain. The Variable Account was established by our Board of Directors on May 9, 1991 under Pennsylvania law. We established the Variable Account to support the investment options under the Contract and other variable annuities. Because we later redomesticated as a Delaware insurance company, the Variable Account is now subject to regulation by the Delaware Insurance Department. We have caused the Variable Account to be registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.


     We own the assets of the Variable Account. These assets, however, are legally separate from our other assets and are not part of our General Account. The portion of the assets of the Variable Account equal to the reserves or other Contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business we conduct. We may transfer to our General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract Account Value allocated to the Variable Account under the Contracts).


     The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund. The income, gains, or losses, realized or unrealized, on the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains, or losses of NLACA. The assets of each Subaccount may not be charged with liabilities arising out of any other business of NLACA. NLACA may accumulate in the Variable Account the charge for mortality expense and expense risks, gains and losses, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.


THE FUNDS


     The Variable Account currently invests in Portfolios of various series-type Funds, ten of which are available under the Contracts. Each of the Funds is registered with the SEC under the 1940 Act as an open-end investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.


     The assets of each Portfolio are separate from the assets of the other Portfolios, and each Portfolio has separate investment objectives and policies. Each Portfolio therefore operates as a separate investment Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding Portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and us. The termination provisions of these agreements vary. A summary of the termination provisions may be found in the SAI. If a participation agreement is terminated, the Variable Account will no longer be able to purchase additional shares of that Fund. In that event, you will not be able to allocate Contract Account Values or premium payments to Subaccounts investing in Portfolios of that Fund.

     In certain circumstances a Fund or a Portfolio may also refuse to sell its shares to the Variable Account for other reasons. If a Fund or a Portfolio refuses to sell its shares to the Variable Account, we will not be able to honor your request to allocate your Contract Account Value or premium payments to Subaccounts investing in shares of that Fund or Portfolio.

     Certain Subaccounts invest in Portfolios that have similar investment objectives and/or policies. Before choosing Subaccounts, you should carefully read the individual prospectuses for the Funds along with this prospectus.

     Some of the Portfolios available under the Contract present greater investment risks than other Portfolios because they invest in high yield securities (commonly known as junk bonds), foreign securities, small company stocks or other types of investments that present speculative risks. You should read the risk disclosure in the prospectuses for the Portfolios and be sure that your investment choice is appropriate in light of your investment goals.



     The following table summarizes each Portfolio's investment objective(s) and identifies its investment adviser (and subadviser, if applicable).



              PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND INVESTMENT ADVISER
              ---------                       ----------------------------------------------
SCUDDER BOND PORTFOLIO (SCUDDER A)     - Seeks a high level of income consistent with a high
                                       quality of debt securities. Investment adviser is Deutsche
                                         Investment Management Americas, Inc.
SCUDDER GROWTH AND INCOME PORTFOLIO    - Seeks long-term growth of capital, current income, and
(SCUDDER A)                            growth of income. Investment adviser is Deutsche Investment
                                         Management Americas, Inc.
SCUDDER INTERNATIONAL PORTFOLIO        - Seeks long-term capital growth. Investment adviser is
(SCUDDER A)                            Deutsche Investment Management Americas, Inc.
OPCAP EQUITY PORTFOLIO                 - Seeks long-term capital appreciation. Investment adviser is OpCap Advisors LLC.
OPCAP MANAGED PORTFOLIO                - Seeks growth of capital. Investment advisers are OpCap
                                       Advisors LLC and Pacific Investment Management Company LLC.
OPCAP SMALL CAP PORTFOLIO              - Seeks capital appreciation. Investment adviser is OpCap
                                       Advisors LLC.
DREYFUS VIF GROWTH AND INCOME          - Seeks long-term capital growth, current income and growth
PORTFOLIO (INITIAL SHARES)             of income consistent with reasonable investment risk.
                                         Investment adviser is The Dreyfus Corporation.
THE DREYFUS SOCIALLY RESPONSIBLE       - Seeks to provide capital growth, with current income as a
GROWTH FUND, INC. (INITIAL SHARES)     secondary goal. Investment adviser is The Dreyfus
                                         Corporation.
FEDERATED FUND FOR U.S. GOVERNMENT     - Seeks current income. Investment adviser is Federated
SECURITIES II PORTFOLIO                Investment Management Company.
FEDERATED CAPITAL INCOME FUND II       - Seeks high current income and moderated appreciation.
PORTFOLIO (FORMERLY FEDERATED UTILITY  Investment adviser is Federated Investment Management
FUND II) PORTFOLIO                       Company; subadviser is Federated Global Investment
                                         Management Corporation.
FIDELITY VIP EQUITY-INCOME PORTFOLIO   - Seeks reasonable income and will also consider the
(INITIAL CLASS)                        potential for capital appreciation. Investment adviser is
                                         Fidelity Management & Research Company.
FIDELITY VIP GROWTH PORTFOLIO          - Seeks to achieve capital appreciation. Investment adviser
(INITIAL CLASS)                        is Fidelity Management & Research Company.
FIDELITY VIP HIGH INCOME PORTFOLIO     - Seeks a high level of current income, while also
(INITIAL CLASS)                        considering growth of capital. Investment adviser is
                                         Fidelity Management & Research Company.
FIDELITY VIP ASSET MANAGER(SM)         - Seeks to obtain high total return with reduced risk over
PORTFOLIO (INITIAL CLASS)              the long term by allocating its assets among stocks, bonds, and short-term instruments. Investment adviser is Fidelity
                                         Management & Research Company; subadvisers are Fidelity
                                         Management & Research (U.K.) Inc. and Fidelity Management
                                         & Research (Far East) Inc.

              PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND INVESTMENT ADVISER
              ---------                       ----------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO   - Seeks long-term capital appreciation. Investment adviser
(INITIAL CLASS)                        is Fidelity Management & Research Company; subadvisers are
                                         Fidelity Management & Research (U.K.) Inc. and Fidelity
                                         Management & Research (Far East) Inc.
COMSTOCK GVIT VALUE FUND (CLASS IV)*   - Seeks capital growth and income. Investment adviser is
                                       Gartmore Mutual Fund Capital Trust; subadviser is Van Kampen
                                         Asset Management, Inc.
DREYFUS GVIT INTERNATIONAL VALUE FUND  - Seeks long-term capital growth. Investment adviser is
(CLASS IV)*                            Gartmore Mutual Fund Capital Trust; subadviser is The
                                         Dreyfus Corporation.
GARTMORE GVIT GOVERNMENT BOND FUND     - Seeks a high level of income. Investment adviser is
(CLASS IV)*                            Gartmore Mutual Fund Capital Trust.
GARTMORE GVIT GROWTH FUND (CLASS IV)*  - Seeks long-term capital appreciation. Investment adviser is Gartmore Mutual Fund Capital Trust.
GARTMORE GVIT MID CAP GROWTH FUND      - Seeks capital growth. Investment adviser is Gartmore
(CLASS IV)*                            Mutual Fund Capital Trust.
GARTMORE GVIT MONEY MARKET FUND        - Seeks a high level of current income. Investment adviser
(CLASS IV)*                            is Gartmore Mutual Fund Capital Trust.
GARTMORE GVIT NATIONWIDE(R) FUND       - Seeks capital appreciation. Investment adviser is Gartmore
(CLASS IV)*                            Mutual Fund Capital Trust.
GVIT EQUITY 500 INDEX FUND (CLASS      - Seeks long-term capital appreciation. Investment adviser
IV)*                                   is Gartmore Mutual Fund Capital Trust; subadviser is SSgA
                                         Funds Management, Inc.
GVIT SMALL CAP VALUE FUND (CLASS IV)*  - Seeks capital appreciation. Investment adviser is Gartmore
                                       Mutual Fund Capital Trust; subadviser is The Dreyfus
                                         Corporation.
GVIT SMALL COMPANY FUND (CLASS IV)*    - Seeks long-term capital growth. Investment adviser is
                                       Gartmore Mutual Fund Capital Trust; subadvisers are The
                                         Dreyfus Corporation, Gartmore Global Partners, Neuberger
                                         Berman, LLC, Strong Capital Management, Inc., and Waddell
                                         & Reed Investment Management Company.
J.P. MORGAN GVIT BALANCED FUND (CLASS  - Seeks high total return. Investment adviser is Gartmore
IV)*                                   Mutual Fund Capital Trust; subadviser is J.P. Morgan
                                         Investment Management, Inc.
STRONG MID CAP GROWTH FUND II          - Seeks capital growth. Investment adviser is Strong Capital
(INVESTOR CLASS)                         Management, Inc.
STRONG OPPORTUNITY FUND II (INVESTOR   - Seeks capital growth. Investment adviser is Strong Capital
CLASS)                                   Management, Inc.
VAN ECK WORLDWIDE BOND PORTFOLIO       - Seeks high total return -- income plus capital
                                       appreciation -- by investing globally, primarily in a
                                         variety of debt securities. Investment adviser is Van Eck
                                         Associates Corporation.
VAN ECK WORLDWIDE EMERGING MARKETS     - Seeks long-term capital appreciation by investing
PORTFOLIO                              primarily in equity securities in emerging markets around
                                         the world. Investment adviser is Van Eck Associates
                                         Corporation.

              PORTFOLIO                       INVESTMENT OBJECTIVE(S) AND INVESTMENT ADVISER
              ---------                       ----------------------------------------------
VAN ECK WORLDWIDE HARD ASSETS          - Seeks long-term capital appreciation by investing
PORTFOLIO                              primarily in "hard asset securities". Income is a secondary consideration. Investment adviser is Van Eck Associates
                                         Corporation.
VAN ECK WORLDWIDE REAL ESTATE          - Seeks to maximize return by investing in equity securities
PORTFOLIO                              of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real
                                         estate industry. Investment adviser is Van Eck Associates
                                         Corporation.


---------------


* Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust. Specifically:



    - The Market Street Fund All Pro Large Cap Value Portfolio merged with the Comstock GVIT Value Fund;



    - The Market Street Fund International Portfolio merged with the Dreyfus GVIT International Value Fund;



    - The Market Street Fund Equity 500 Index Portfolio merged with the GVIT Equity 500 Index Fund;



    - The Market Street Fund Bond Portfolio merged with the Gartmore GVIT Government Bond Fund;



    - The Market Street Fund All Pro Large Cap Growth Portfolio merged with the Gartmore GVIT Growth Fund;



    - The Market Street Fund Mid Cap Growth Portfolio merged with the Gartmore GVIT Mid Cap Growth Fund;



    - The Market Street Fund Money Market Portfolio merged with the Gartmore GVIT Money Market Fund;



    - The Market Street Fund All Pro Broad Equity Portfolio merged with the Gartmore GVIT Nationwide(R) Fund;



    - The Market Street Fund All Pro Small Cap Value Portfolio merged with the GVIT Small Cap Value Fund;



    - The Market Street Fund All Pro Small Cap Growth Portfolio merged with the GVIT Small Company Fund; and



    - The Market Street Fund Balanced Portfolio merged with the J.P. Morgan GVIT Balanced Fund.



THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE.


     You should read the prospectuses for the Portfolios carefully before investing. You can find more detailed information about the Portfolios' investment objectives, policies and restrictions, expenses, investment advisory services, charges, and investment risks in the current prospectus for each Fund which accompanies this prospectus and the current SAI for each Fund.

     Certain Portfolios have investment objectives and policies similar to other investment portfolios or mutual funds managed by the same investment adviser or manager. The investment results of the Portfolios may be higher or lower than those of such other investment portfolios or mutual funds. We do not guarantee or make any representation that the investment results of any Portfolio will be comparable to that of any other investment portfolio or mutual fund, even those with the same investment adviser or manager.

     Some of the investment portfolios described in the prospectuses for the Funds are not available with the Contracts. We cannot guarantee that each Portfolio will always be available for the Contracts. In the unlikely event that a Portfolio is not available, we will do everything reasonably practicable to secure the availability of a comparable Portfolio. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.


     We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Contracts. The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Contracts and other contracts issued by us (or an affiliate). These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others. We also may receive 12b-1 fees.

RESOLVING MATERIAL CONFLICTS


     The Funds are used as investment vehicles for variable life insurance policies and variable annuity contracts issued by NLACA and NLICA, as well as other insurance companies offering variable life and annuity contracts. In addition, certain Funds available with the Contract may sell shares to qualified retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of owners of variable life or variable annuity contracts, generally, or certain classes of owners, and the interests of the retirement plans or participants in retirement plans.


     We currently do not foresee any disadvantages to Owners resulting from the Funds selling shares in connection with products other than the Contracts or to retirement plans. However, there is a possibility that a material conflict may arise between Owners whose Contract Account Values are allocated to the Variable Account and other investors in the Portfolios, including retirement plans and the owners of variable life insurance policies and variable annuity contracts issued by other insurance companies. In the event of a material conflict, we will take any necessary steps, including removing the Portfolio as an investment option within the Variable Account, to resolve the matter. The Funds' Boards of Directors are also responsible for monitoring events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to any conflicts. You should read the Portfolios' prospectuses for more information.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

     Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Variable Account, including, among others, the right to:

     1. Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;


     2. Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;


     3. Substitute or close Subaccounts to allocations of premiums or Contract Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in our discretion;

     4. Transfer assets supporting the Contracts from one Subaccount to another or from the Variable Account to another variable account;

     5. Combine the Variable Account with other variable accounts, and/or create new variable accounts;

     6. Deregister the Variable Account under the 1940 Act, or operate the Variable Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

     7. Modify the provisions of the Contract to reflect changes to the Subaccounts and the Variable Account and to comply with applicable law.

     The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. We will not make any such changes without receiving any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                        DESCRIPTION OF ANNUITY CONTRACT

PURCHASING A CONTRACT

     To purchase a Contract, you may submit a completed Application with an initial premium payment to us at our Service Center. You may send the Application and initial premium to us through any licensed representative who is appointed by us and who is also a registered representative of 1717 Capital

Management Company ("1717"), the principal underwriter for the Contract (as well as for other variable contracts). You may also send the Application and initial premium to us through a broker-dealer that has a selling agreement with respect to the Contract. Please note: If you submit your Application and/or initial premium payment to your agent or your agent's broker-dealer, we will not begin processing your Application until we receive it and the initial premium payment from the agent or the agent's broker-dealer.

     We may sell a Contract in connection with retirement plans. These retirement plans may, or may not, qualify for special tax treatment under the Code. See "Federal Tax Status -- Taxation of Qualified Contracts" for important information about purchasing a Qualified Contract.

     State Variations. Any state variations in the Contract are covered in a special contract form for use in that state. This prospectus provides a general description of the Contract. Your actual contract and any endorsement or riders are the controlling documents. If you would like to review a copy of your contract and its endorsements and riders, if any, contact our Service Center.

     Replacement of Existing Insurance. It may not be in your best interest to surrender or withdraw money from existing annuity contracts to purchase a Contract. You should compare your existing insurance and the Contract carefully. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free. If you surrender your existing contract for cash and then buy the Contract, you may have to pay a tax, including possibly a penalty tax, on the surrender.

CANCELLATION (FREE-LOOK) PERIOD

     The Contract provides for an initial Cancellation Period. You have the right to return the Contract to our Service Center within 10 days (or any longer period required by the laws of your state) after you receive it. When we receive the returned Contract at our Service Center, it will be canceled and, in most states, we will refund to the Owner an amount equal to the sum of: (1) the difference between the premiums you paid, including any Contract fees and charges, and the amounts, if any, allocated to the Variable Account under the Contract; and (2) the Variable Account Value on the date of termination (or, in Pennsylvania, if there is no Variable Account Value, the reserve for the Contract on the date the Contract is cancelled attributable to the amounts allocated to the Variable Account). In states that require it, we will refund the premiums paid.

PREMIUMS

     We require a minimum initial premium of $2,000. For Qualified Contracts, as an alternative to the minimum initial premium, you may commit to paying $100 per month during the first Contract Year. You may pay subsequent premiums under the Contract at any time during the Annuitant's lifetime before the Maturity Date. Any subsequent premium payment must be at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     In your Application, you may select a planned periodic premium schedule based on a periodic billing mode of annual, semi-annual, or quarterly payment. You will receive a premium reminder notice at the specified interval. You may change the planned periodic premium frequency and amount. Also, under the automatic payment plan, you may select a monthly payment schedule under which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

     Please note: If you submit a subsequent premium payment to your agent or your agent's broker-dealer, we will not apply the premium until we receive it from the agent or the agent's broker-dealer.

ALLOCATION OF NET PREMIUMS

     We must receive a complete Application with all relevant information and payment of the initial premium in order to process the Application. If the Application is complete, we will allocate the initial Net Premium among the Subaccounts and Guaranteed Account in accordance with your instructions in the Application as of a date not later than two business days after we receive the completed Application at our Service Center. (This allocation may be delayed for 15 days in some cases as discussed below.)

     If we receive an incomplete Application, we may retain the initial premium payment and contact you in order to complete the Application. If the Application is not completed within five business days of our receipt, we will explain the reason for the processing delay and the premium payment will be returned to you unless you consent to our retaining the premium payment until the Application is completed. When the Application is complete, we will allocate the initial Net Premium within two business days.

     You should designate in the Application how the initial Net Premium is to be allocated among the Subaccounts and the Guaranteed Account. As described above, in states where you are guaranteed a refund of premiums paid for cancellation during the Cancellation Period, the portion of the initial Net Premium which is to be allocated to the Subaccounts will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of the 15-day period, the amount in the Money Market Subaccount will be allocated to your chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent Net Premium is allocated at the end of the Valuation Period in which the subsequent premium is received by us in the same manner, unless the allocation percentages are changed. Premiums are allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     Subaccount Values will vary with the investment experience of the Subaccounts, and you bear the entire investment risk. You should periodically review your allocation schedule for Net Premiums in light of market conditions and your overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value reflects the investment experience of the Subaccounts selected by you, any Net Premium payments, any withdrawals, any surrenders, any transfers, and any charges relating to the Subaccounts. There is no guaranteed minimum Variable Account Value, and, because the Variable Account Value on any future date depends upon a number of variables, it cannot be predicted.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Day. This value is the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit value on the relevant Valuation Day by the number of Subaccount Accumulation Units allocated to the Contract, as described below.

     Accumulation Units. For each Subaccount, Net Premiums allocated to a Subaccount and amounts transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited to a Contract is determined by dividing the dollar amount directed to each Subaccount by the value of the Accumulation Unit for that Subaccount for the Valuation Day as of which the allocation or transfer is made. Allocations and transfers to a Subaccount increase the number of Accumulation Units of that Subaccount credited to a Contract.

     Certain events reduce the number of Accumulation Units of a Subaccount credited to a Contract. Withdrawals or transfers from a Subaccount result in the cancellation of an appropriate number of Accumulation Units of that Subaccount, as do surrender of the Contract, payment of a death benefit, the application of Variable Account Value to a Payment Option on the Maturity Date, and the deduction of the annual administration fee or other charges. Accumulation Units are canceled as of the end of the Valuation Period in which we receive Notice regarding the event.

     The Accumulation Unit value for each Subaccount was arbitrarily set when the Subaccount began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day multiplied by the net investment factor, as described below. The Subaccount Value for a Contract is determined on any day by multiplying the number of Accumulation Units of that Subaccount attributable to the Contract by the Accumulation Unit value for that Subaccount.

     Net Investment Factor. The net investment factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own net investment factor, which may be greater or less than one. The net investment factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

          (a) is the net result of:

             1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

             2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

             3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

             4. any amount charged for taxes or any amount we set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

             5. the amount charged for mortality and expense risk for that
                Valuation Period; minus

             6. the amount charged for administration for that Valuation Period;
                and

          (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, you may request a transfer of all or a part of the amount in a Subaccount to another Subaccount or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to one or more Subaccounts, subject to the restrictions below. The minimum transfer amount must be the lesser of $500 or the entire Subaccount Value or the Guaranteed Account Value. A transfer request that would reduce the amount in a Subaccount or the Guaranteed Account below $500 is treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


     Transfers are made as of the day we receive Notice requesting the transfer. There is no limit on the number of transfers which can be made between Subaccounts or from a Subaccount to the Guaranteed Account. Only one transfer, however, may be made from the Guaranteed Account each Contract Year. (See "Transfers from Guaranteed Account.") The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. Excessive trading (including short-term "market timing" trading) may adversely affect the performance of the Subaccounts. If a pattern of excessive trading by an Owner or the Owner's agent develops, we reserve the right not to process the transfer request. If your transfer request is not processed, it will not be counted as a transfer for purposes of determining the number of free transfers executed.


     Automatic Asset Rebalancing. You may elect Automatic Asset Rebalancing, which authorizes periodic transfers of amounts among the Subaccounts in order to achieve a particular percentage allocation among Subaccounts. The percentage allocations must be in whole numbers and amounts may be allocated only among the Subaccounts. No amounts will be transferred to or from the Guaranteed Account as a part of Automatic Asset Rebalancing. For example, if your premium allocation is 20% to the Guaranteed Account, 30% to Subaccount A, and 50% to Subaccount B, the rebalancing will allocate the values in the

Subaccounts as 37.5% to Subaccount A and 62.5% to Subaccount B. The percentage allocation of your Contract Account Value for rebalancing is based on your premium allocation instructions in effect at the time of rebalancing. Any premium allocation instructions that you give us that differ from your then current premium allocation instructions are treated as a request to change your premium allocation instructions. You should note, however, that a request to transfer amounts among Subaccounts by Notice, telephone, fax or e-mail is not treated as a new premium allocation instruction for these purposes, and will not affect future allocations pursuant to Automatic Asset Rebalancing.

     Once elected, Automatic Asset Rebalancing begins at the beginning of the calendar quarter following the calendar quarter during which you make your election. You may change or terminate Automatic Asset Rebalancing by written instruction to us, or by telephone, fax or e-mail if you have previously authorized us to take instructions. Automatic Asset Rebalancing transfers are not subject to any transfer charge and do not count as one of the 12 free transfers available during any Contract Year. Automatic Asset Rebalancing will end if you make a transfer, or change the current premium allocation instructions. We reserve the right to suspend Automatic Asset Rebalancing at any time for any class of Contracts for any reason upon written notice to you. You may not elect the Automatic Asset Rebalancing if you elect the Dollar Cost Averaging or Earnings Sweep Program.

     Advance Orders of Transfers. You may elect to request transfers of amounts from a Subaccount to the Money Market Subaccount in advance of the time you want the transfers executed. To make this election, you must submit a written Advance Order form to our Service Center specifying a percentage amount of change in Subaccount Value at which shares in the specified Subaccount should be sold and the proceeds transferred to the Money Market Subaccount. After you have submitted the written Advance Order form, you may place or cancel an Advance Order by calling our Service Center. We measure the percentage change in a Subaccount Value by reference to the net investment factor for the specified Subaccount, as measured using the Accumulation Unit value as of the Valuation Period next ended after receipt of the Advance Order at the Service Center. We execute the transfer when the Accumulation Unit value for that Subaccount increases or decreases by at least the percentage specified by you.

     Once received at the Service Center, an Advance Order remains in effect until cancelled or superseded by a subsequent Advance Order for a transfer out of the same Subaccount. We do not currently assess a charge for Advance Orders, but reserve the right to charge for this service. In addition, we may terminate the Advance Order privilege or change its terms at any time by providing written notice to you at least 15 days in advance of the termination or modification.

DOLLAR COST AVERAGING

     The Dollar Cost Averaging program enables you to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to other Subaccounts. By allocating specified dollar amounts periodically rather than at one time, you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.

     You may elect Dollar Cost Averaging for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to your designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 18 months -- $9,000; 24 months -- $12,000; 30 months -- $15,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made as an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account.")

     You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us at our Service Center by the beginning of the month. You must also verify that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.

     After you make the election, transfers from a Subaccount will be processed monthly until the number of designated transfers have been completed, the value of the Subaccount is completely depleted, or you instruct us in writing to cancel the monthly transfers.

     Transfers made under the Dollar Cost Averaging program are not subject to any transfer charge and will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice to you. You may not elect Dollar Cost Averaging if you elect the Automatic Asset Rebalancing or the Earnings Sweep Program.

EARNINGS SWEEP PROGRAM

     We also offer another automated transfer program called the Earnings Sweep Program. You may not elect the Earnings Sweep Program if you elect Dollar Cost Averaging or Automatic Asset Rebalancing.

     The Earnings Sweep Program enables you to systematically and automatically transfer, on a monthly basis, any "Earnings" accumulated in the Money Market Subaccount or the Guaranteed Account to other specified Subaccount(s). On the same day of each month as the Contract Date (the "monthaversary"), we determine the amount of Earnings, if any, in the Money Market Subaccount or the Guaranteed Account from the prior month, and transfer such Earnings to the specified Subaccount(s). Earnings for any month equal:

     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the monthaversary, minus

     - the Contract Account Value in the Money Market Subaccount or the Guaranteed Account on the previous monthaversary, minus

     - any Net Premiums allocated to the Money Market Subaccount or the Guaranteed Account since that date, minus

     - any transfers to the Money Market Subaccount or the Guaranteed Account since that date, plus

     - any withdrawals or transfers from the Money Market Subaccount or the Guaranteed Account since that date, plus

     - any charges and deductions imposed on the Contract Account Value in the Money Market Subaccount or the Guaranteed Account since that date.

     As with Dollar Cost Averaging, by allocating Earnings periodically you may be less susceptible to the impact of market fluctuations. We, however, make no guarantee that the Earnings Sweep Program will result in a profit or protect against a loss.

     To qualify for the Earnings Sweep Program, you must have a minimum Contract Account Value of $5,000 in the Money Market Subaccount or the Guaranteed Account. You may participate in this program by completing the authorization on the Application or at any time after the Contract is issued by properly completing an election form and returning it to us by the beginning of the month. Earnings Sweep Program transfers may not commence until the later of (1) 30 days after the Contract Date and (2) five days after the end of the Cancellation Period.

     After you make the election, Earnings Sweep Program transfers from the Money Market Subaccount or the Guaranteed Account are processed monthly until the value of the Money Market Subaccount or the Guaranteed Account is completely depleted or you instruct us in writing to cancel the monthly transfers.

     Transfers made under the Earnings Sweep Program will not count toward the twelve transfers permitted each Contract Year without the Transfer Processing Fee. We reserve the right to discontinue offering the Earnings Sweep Program upon 30 days' written notice to you.

WITHDRAWALS AND SURRENDER

     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may withdraw part of the Surrender Value. With Qualified Contracts, the terms of the related retirement plan may impose additional withdrawal restrictions on participants. For information regarding these additional restrictions, you should contact your plan administrator.

     The minimum amount which may be withdrawn under a Contract is $500; the maximum amount is that which would leave a Surrender Value of not less than $2,000. We will treat a withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 as a request for full withdrawal of the amount in that Subaccount or the Guaranteed Account. We will withdraw the amount requested by you from the Contract Account Value as of the day Notice for the withdrawal is received at our Service Center. Any applicable Surrender Charge is deducted from the remaining Contract Account Value. (See "Surrender Charge.")

     You may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If you do not so specify or if the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal is made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately before the withdrawal.

     A withdrawal may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Systematic Withdrawals. Through the Systematic Withdrawal Plan, you may pre-authorize a periodic exercise of the withdrawal right described in the Contract. You may elect the plan at the time of your Application by completing the authorization on the Application form and making a minimum initial premium payment of $15,000. After the Contract is issued, you may elect the plan by properly completing the election form if the Contract Account Value is at least $15,000. Certain federal income tax consequences may apply to systematic withdrawals from the Contract. You should, therefore, consult with your tax adviser before participating in the Systematic Withdrawal Plan.

     Under the Systematic Withdrawal Plan, you can instruct us to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Withdrawals begin on the monthly or quarterly date following our receipt of the request. The minimum withdrawal is $100 monthly or $300 quarterly. The maximum amount which you can withdraw under the plan in a Contract Year without a Surrender Charge is 10% of the Contract Account Value as of the beginning of the year or 10% of the premiums paid in the first Contract Year if elected at the time of Application. We will notify you if the total amount to be withdrawn in a Contract Year exceeds 10% of the Contract Account Value as of the beginning of that year. Unless you instruct us to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, we will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, we will deduct the applicable Surrender Charge from the remaining Contract Account Value. (See "Surrender Charge.")

     We will pay you the amount requested each month or quarter and make withdrawals from the Subaccounts and the Guaranteed Account based on the proportion that the value in each Subaccount and Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal.

     As stated, withdrawals under the Systematic Withdrawal Plan that do not exceed 10% of the Contract Account Value as of the beginning of such Contract Year are not subject to a Surrender Charge. Notwithstanding any other Surrender Charge rules (see "Surrender Charge"), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.

     You may discontinue systematic withdrawals at any time upon Notice to us. We reserve the right to discontinue offering systematic withdrawals upon 30 days' notice to you. A systematic withdrawal may have adverse tax consequences. (See "Federal Tax Status.")

     Charitable Remainder Trust Rider. You may elect a Charitable Remainder Trust Rider, which combines: (1) an extended Maturity Date to the Contract Anniversary nearest the Annuitant's age 100, unless a lump sum payment of Surrender Value is elected; and (2) a revised Surrender Charge/ withdrawal provision. A Charitable Remainder Trust Rider allows income to be distributed and the payment of trustee fees and charges. The Rider only applies the appropriate Surrender Charge to withdrawals or surrenders during a Contract Year that exceed the greater of: (1) 10% of the Contract Account Value as of the beginning of the Contract Year; or (2) any amounts in excess of the total premiums paid. There is no limit on the number of withdrawals occurring in any Contract Year.

     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, you may request a surrender of the Contract for its Surrender Value. (See "Surrender Charge.") The surrender request must be on the proper form which you can request from our Service Center. The proceeds paid to you will equal the Surrender Value less any withholding or premium taxes. The Surrender Value will be determined on the date Notice of surrender and the Contract are received at our Service Center. The Surrender Value will be paid in a lump sum unless you request payment under a Payment Option. A surrender may have adverse federal income tax consequences. (See "Federal Tax Status.")

     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in those years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or financial hardship. In addition, income attributable to elective contributions described in (2) and (3) above may not be distributed in the case of hardship.

     In the case of other types of Qualified Contracts, federal tax law imposes other restrictions on the form and manner in which benefits may be paid. Likewise, the terms of retirement plans funded by Qualified Contracts also may impose restrictions on the ability of participants to take distributions from the Contracts.

     Contract Termination. We may end your Contract and pay the Surrender Value to you if, before the Maturity Date, all of these events simultaneously exist;

     1. no premiums have been paid for at least two years;

     2. the Contract Account Value is less than $2,000; and

     3. the total premiums paid, less any partial withdrawals, are less than $2,000.

     We will mail you a notice of our intention to end your Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless we receive an additional premium payment before the termination date specified in the notice. This additional premium payment must be equal to at least the minimum additional amount required by us. (Termination of the Contract under this provision is not permitted in New Jersey.)

DEATH BENEFIT BEFORE OR AFTER MATURITY DATE

     We will deduct any applicable premium tax from the proceeds described below, unless we have already deducted the tax from the premiums when paid.

     Death of Annuitant. If the Annuitant dies before the Maturity Date, we will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: (1) the premiums paid, less any withdrawals (including applicable Surrender Charges); or

(2) the Contract Account Value on the date we receive due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

          1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn; or

          2. the Contract Account Value on the date we receive due proof of the Annuitant's death; or

          3. the premiums paid, less any withdrawals (including applicable Surrender Charges).

The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     There is no death benefit payable if the Annuitant dies after the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of the Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that the distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint Owners, the surviving joint Owner will be the designated Beneficiary. Joint Owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with section 72(s) of the Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

     Step-up Rider. The Step-up Rider is automatically included for Contracts issued in states that permit the Rider for those Contracts with an Annuitant who is age 0-70. The Step-up Rider provides a guaranteed minimum death benefit equal to the Contract Account Value as of the six year Contract Anniversary and is reset every six years to the Contract Account Value on the next six year Contract Anniversary, if greater. This reset continues until the six year Contract Anniversary on or before the Annuitant's 85th birthday. Premiums paid between the six year Contract Anniversaries are also included in the death benefit proceeds. A reduction in the guaranteed minimum death benefit for any withdrawal will be based on the proportion of the withdrawal to the Contract Account Value. At no time will the death benefit proceeds be less than either the Contract Account Value on the date we receive due proof of the Annuitant's death or the sum of premiums paid, less any withdrawals, including applicable Surrender Charges.

PROCEEDS ON MATURITY DATE

     Subject to our approval and state law you select the Maturity Date.

     Contract Account Value is applied to purchase a Payment Option as of the Maturity Date. If a lump sum payment is elected on the Maturity Date, the proceeds will equal the Surrender Value on the Maturity Date. In the event that you do not select a Payment Option, Contract Account Value is applied under the Life Annuity with Ten Year Certain Payment Option. (See "Payment Options.")

     You may change the Maturity Date subject to these limitations:

     1. Notice is received at our Service Center at least 30 days before the current Maturity Date;

     2. The new Maturity Date is at least 30 days after we receive the change request; and

     3. The new Maturity Date is not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

TELEPHONE, FAX, OR E-MAIL REQUESTS

     In addition to written requests, we may accept telephone, fax and e-mail instructions from you or an authorized third party at our service center regarding transfers, dollar cost averaging, Earnings Sweep Program transfers, automatic asset rebalancing, advance ordering and loans (excluding 403(b) Contracts), and partial and systematic withdrawals (e-mail and fax only), subject to the following conditions:

     1. You must complete and sign our telephone, fax or e-mail request form and send it to us. You also may authorize us in the Application or by Notice to act upon instructions given by telephone, fax or e-mail.

     2. You may designate in the request form a third party to act on your behalf in making telephone, fax or e-mail requests.

     We reserve the right to suspend transfer privileges at any time, for any class of Contracts, for any reason.

     If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you. We will employ reasonable procedures to confirm that instructions communicated are genuine. The procedures we follow include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of the telephone instructions given by you. If we follow reasonable procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We, however, may be liable for losses if we do not follow reasonable procedures.

     Telephone, facsimile, and e-mail may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to the Service Center.

DELAYS IN PAYMENTS

     Any withdrawal, the Surrender Value, or the death benefit will usually be paid within seven calendar days of receipt of written request or receipt and filing of due proof of death. Payments may be postponed, however, if:

     1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC;

     2. the SEC permits by an order the postponement for the protection of Owners; or

     3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, we have the right to defer payment until such check or draft has been honored.


     Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment. We also may be required to provide additional information about your account to government regulators. In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.

     We have the right to defer payment of any withdrawal, surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after our receipt of documentation necessary to complete the transaction, or any shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at an annual rate of 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to you, we may modify the Contract, if a modification:

     1. is necessary so that the Contract, our operations, or the operations of the Variable Account comply with applicable laws or regulations; or

     2. is necessary to assure the continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     3. is necessary to reflect a change in the operation of the Variable Account; or

     4. provides other Subaccounts and/or Guaranteed Account options.

     In the event of a modification, we will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS

     At least quarterly, we will mail to you, at your last known address of record, a report containing the Contract Account Value and Surrender Value of the Contract and any further information required by applicable law or regulation.

CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to us at our Service Center.

                             THE GUARANTEED ACCOUNT

     You may allocate some or all of the Net Premiums and transfer some or all of the amounts in the Subaccounts to the Guaranteed Account, which is part of our General Account. The Guaranteed Account pays interest at declared rates that are guaranteed for each calendar year and must be at least 3%. The principal, after deductions, is also guaranteed. Our General Account supports our insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor our General Account has been registered as an investment company under the 1940 Act. Neither our General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under these laws. The disclosures relating to these accounts which are included in this prospectus are for your information and have not been reviewed by the SEC. These disclosures, however, may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of our General Account, we assume the risk of investment gain or loss on this amount. All assets in the General Account are subject to our general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. We intend to credit the Guaranteed Account Value with current rates in excess of this minimum guarantee, but we are not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since we anticipate changing the current interest rate in our discretion from time to time, different allocations to the Guaranteed Account Value will be credited with different current interest rates. The interest rate credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which an amount is received or transferred. At the end of the calendar year, we will determine a new current interest rate on the amount and any accrued interest thereon (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on this amount and any accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed effective annual interest rate of 3% will be determined in our sole discretion. You assume the risk that interest credited may not exceed the guaranteed minimum rate.

     For purposes of crediting interest and deducting charges, the Guaranteed Account uses a last-in, first-out method (i.e., LIFO) of accounting for allocations of Net Premium Payments and for transfers of Contract Account Value.

     We reserve the right to change the method of crediting interest from time to time, provided that the changes do not have the effect of reducing the minimum guaranteed effective annual interest rate below 3% or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which an amount is received or transferred).

CALCULATION OF GUARANTEED ACCOUNT VALUE

     The Guaranteed Account Value at any time is equal to amounts you allocate or transfer to the Guaranteed Account plus interest credited on these amounts, minus amounts deducted, transferred, or withdrawn from the Guaranteed Account.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days before or after any Contract Anniversary, you may make one transfer from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500, in which case the entire amount will be transferred. Subject to the next paragraph, if Notice for a transfer is received before a Contract Anniversary, the transfer will be made as of the Contract Anniversary; if Notice for a transfer is received within 30 days after the Contract Anniversary, the transfer will be made as of the date we receive Notice at our Service Center.

PAYMENT DEFERRAL

     We may defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of our receipt of the Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. We do not deduct a charge for sales expense from premiums at the time they are paid. Within certain time limits described below, however, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. If the Surrender Charge is insufficient to cover sales expenses, the loss will be borne by us; conversely, if the amount of the Surrender Charge is more than our sales expenses, the excess will be retained by us. We do not currently believe that the Surrender Charges will cover the expected costs of distributing the Contracts. Any shortfall will be made up from our general assets, which may include proceeds derived from mortality and expense risk charges.

     Charges for Withdrawal or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH  CHARGES AS PERCENTAGE OF
    WITHDRAWAL OR                AMOUNT
   SURRENDER OCCURS     WITHDRAWN OR SURRENDERED
----------------------  ------------------------
          1                        6%
          2                        5
          3                        4
          4                        3
          5                        2
          6                        1
     7 and after                   0

     We do not deduct a Surrender Charge if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total premiums received under that Contract.

     When a Contract is surrendered, the Surrender Charge is deducted from the Contract Account Value in determining the Surrender Value. For a withdrawal, the Surrender Charge is deducted from the Contract Account Value remaining after the amount requested is withdrawn.

     Free Withdrawal Amount Charge. Subject to certain restrictions, you may withdraw or surrender up to 10% of the Contract Account Value as of the beginning of a Contract Year within that Contract Year without a Surrender Charge. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge. After the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of that Contract Year. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during that Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year.

     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. If a surrender is made during a Contract Year in which one or no withdrawals have been made, you may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during that Contract Year without imposition of the Surrender Charge. Only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES

     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of a Contract or on the Maturity Date (other than on a Contract Anniversary), we deduct from the Contract Account Value an Annual Administration Fee of $30 for our administrative expenses relating to the Contract. The charge is deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each account bears to the total Contract Account Value. Some states may limit the amount of the Annual Administration Fee. No Annual Administration Fee is payable during the annuity period.

     Asset-Based Administration Charge. To compensate us for costs associated with administration of the Contracts, prior to the Maturity Date we deduct a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.

     The Contracts are administered by NLICA pursuant to a Service Agreement between NLICA and ourselves. Under the agreement, NLICA also maintains records of transactions relating to the Contracts and provides other services.


     Transfer Processing Fee. The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The Transfer Processing Fee will be deducted from the amount being transferred. We do not assess a transfer charge for systematic transfers, including Dollar Cost Averaging, Earnings Sweep Program, and Automatic Asset Rebalancing. We do not expect a profit from this fee.

MORTALITY AND EXPENSE RISK CHARGE

     To compensate us for assuming mortality and expense risks, prior to the Maturity Date we deduct a daily Mortality and Expense Risk Charge from the assets of the Variable Account. We will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).

     The mortality risk we assume is that Annuitants may live for a longer period of time than estimated when the guarantees in a Contract are established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk we assume also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk we assume is the risk that the Surrender Charges, Administration Fees, and Transfer Processing Fees may be insufficient to cover our actual expenses. If there are any profits from fees and charges deducted under the Contract, including but not limited to mortality and expense risk charges, these profits could be used to finance the distribution of the Contracts.

INVESTMENT ADVISORY FEES AND OTHER EXPENSES OF THE PORTFOLIOS

     Because the Variable Account purchases shares of the Portfolios, the performance of each Subaccount reflects the deduction of investment advisory fees and other expenses incurred by the Portfolios. For each Portfolio, an investment adviser is paid a fee that is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the size of the Portfolio. Each Portfolio also pays most or all of its operating expenses. See the accompanying current prospectuses for the Portfolios for further details.

PREMIUM TAXES

     Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action and currently range from 0.0% to 4.0%. In addition, other governmental units within a state may levy these taxes.

     The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, they will be deducted, depending on when the taxes are paid to the taxing authority, either (1) from premiums as they are received or (2) from the Contract proceeds upon withdrawal or surrender, application of the proceeds to a Payment Option, or payment of death benefit proceeds.

OTHER TAXES

     Currently, we do not make a charge against the Variable Account for federal, state or local taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to us. Charges for other taxes attributable to the Variable Account, if any, may also be made.

CHARGE DISCOUNTS FOR SALES TO CERTAIN CONTRACTS


     The Contract is available for purchase by individuals, corporations, and other groups. We may reduce or waive certain charges (Surrender Charge, Annual Administration Fee, or other charges) where the size or nature of such sales results in savings to us with respect to sales, administrative, or other costs. We also may reduce or waive charges on Contracts sold to officers, directors, and employees of NLACA or its affiliates. The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.


     Generally, we reduce or waive charges based on a number of factors, including:

     - the number of Contract Owners;

     - the size of the group of purchasers;

     - the total premium expected to be paid;

     - total assets under management for the Contract Owner;

     - the purpose for which the Contracts are being purchased;

     - the expected persistency of individual Contracts; and

     - any other circumstances which are rationally related to the expected reduction in expenses.

     Reductions or waivers of charges will not discriminate unfairly among Contract Owners.

                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date. At that time the Contract Account Value will be applied to purchase a Payment Option, unless you elect to receive the Surrender Value in a single sum. If your election of a Payment Option has not been filed at our Service Center by the Maturity Date, the proceeds will be paid as a life annuity under Option B, described below.

     Before the Maturity Date, you can have the Surrender Value applied under a Payment Option. In addition, a Beneficiary can have the death benefit applied under a Payment Option, unless you have already selected a Payment Option for the Beneficiary. Any premium tax applicable will be deducted from the Surrender Value or the Contract Account Value at the time payments commence.

     Your Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued. We also reserve the right to require satisfactory evidence of the identity, birth date, and sex of any Annuitant, and satisfactory evidence that any Annuitant is still alive. Before making each annuity payment under a life-contingent Payment Option, we reserve the right to require satisfactory evidence that any Annuitant is still alive.

     The available Payment Options are described below. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF PAYMENT OPTIONS

     A Payment Option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires our consent. If an election is not in effect at the Annuitant's death, or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Notice. Notice must be filed with our Service Center.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of the period.

     In addition, instead of choosing one of the Payment Options listed below, you may elect to receive payments in any other manner that is acceptable to us and permissible under applicable law.

DESCRIPTION OF PAYMENT OPTIONS

     Option A -- Life Annuity Option. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. Under this Payment Option, payments are made in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of this present value will be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the tables in the Contract which apply to either Option A or Option B based upon the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age, only. Age is determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. Instead of the above Payment Options, the Contract Account Value, Surrender Value, or death benefit, as applicable, may be settled under an Alternate Income Option based on our single premium immediate annuity rates in effect at the time of settlement. These rates will be adjusted so that the first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receipt of one additional payment. These rates are 4% higher than our standard immediate annuity rates.

                            YIELDS AND TOTAL RETURNS

     From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, standard annual total returns and non-standard measures of performance for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the SAI.

     Effective yields and total returns for a Subaccount are based on the investment performance of the corresponding Portfolio. A Portfolio's performance reflects the Portfolio's expenses. See the prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized investment income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. During extended periods of low interest rates, the yields of the Money Market Subaccount (or any Subaccount investing in a money market portfolio) may also become extremely low and possibly negative.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, respectively, the total returns for these periods are provided. For periods prior to the date a Subaccount commenced operations, performance information for Contracts funded by that Subaccount may also be calculated based on the performance of the corresponding Portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the Portfolio, with the current level of Contract charges.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the versions described above, total return performance information computed on other versions may be used in advertisements and sales literature. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. Total return information will be higher when the Surrender Charge is excluded than when it is included.

     Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of performance data, please refer to the SAI.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

     We may also report other information, including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION


     The following summary provides a general description of the federal income tax considerations associated with the Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your tax adviser for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or how they may be interpreted by the Internal Revenue Service (the "IRS"). Furthermore, no attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.



     The Contract may be purchased on a tax-qualified basis or on a non-tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments consist solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on NLACA's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Owners, participants, Beneficiaries, and Payees are responsible for determining that contributions, distributions, and other transactions with respect to the Contracts comply with applicable law. Therefore, purchasers of Qualified Contracts should seek tax advice regarding the suitability of a Contract for their situation. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


TAX STATUS OF THE CONTRACTS

     Diversification Requirements. The Code requires that the investments of the Variable Account be "adequately diversified" in order for the Contract to be treated as an annuity contract for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

     Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the variable account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of an Owner to allocate premium payments and transfer Contract Account Value, have not been explicitly addressed in published rulings. While we believe that the Contract does not give Owners investment control over Variable Account assets, we reserve the right to modify the Contract as necessary to prevent an Owner from being treated as the owner of the Variable Account assets supporting the Contract.

     Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any Non-Qualified Contract to contain certain provisions specifying how the Owner's interest in the Contract will be distributed in the event of the Owner's death. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review these provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

TAXATION OF ANNUITIES -- IN GENERAL

     We believe that if an Owner is a natural person, the Owner generally will not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. (For these purposes, an agreement to assign or pledge any portion of the Contract Account Value and, in the case of a Qualified Contract, any portion of an interest in a retirement plan generally is treated as a distribution.)

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. The Owner of a Contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the Contract" (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.


     Withdrawals and Surrenders. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Account Value immediately before the distribution over the Owner's investment in the Contract (generally, the Premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.


     Penalty Tax on Certain Withdrawals and Surrenders. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

     - made on or after the taxpayer reaches age 59 1/2;

     - made on or after the death of an Owner;

     - attributable to the taxpayer's becoming disabled; or

     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under a Contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow an Owner to recover his or her investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once an investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the Owner's or Annuitant's death. Generally, these amounts are includible in the income of the recipient as follows: (1) if distributed in a lump sum, the amounts are taxed in the same manner as a surrender of the Contract; or (2) if distributed under a Payment Option, the amounts are taxed in the same way as annuity payments.

     Transfers, Assignments, or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant or Payee other than the Owner, the selection of certain Maturity Dates, or the exchange of a Contract may result in tax consequences to an Owner that are not discussed here. An Owner contemplating any transfer, assignment, designation, or exchange should consult a tax adviser as to these tax consequences.

     Charitable Remainder Trust Rider. Issues arising in connection with the ownership of certain annuity contracts by charitable remainder trusts are currently under extensive review by the IRS. You should consult a competent legal or tax adviser before arranging for the purchase of a Contract and/or Charitable Remainder Trust Rider by, or transfer of a Contract and/or Charitable Remainder Trust Rider to, a charitable remainder trust.


     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by NLACA (or its affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.


TAXATION OF QUALIFIED CONTRACTS

     The Contracts are designed for use with several types of qualified retirement plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with qualified retirement plans. Owners, Annuitants, Beneficiaries, and Payees are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we are not bound by the terms and conditions of any plan to the extent these terms and conditions contradict the Contract.


     The Owner may wish to consult a tax adviser regarding the use of the Contract within a qualified retirement plan or in connection with other employee benefit plans or arrangements that receive favorable tax treatment, since many plans or arrangements provide the same type of tax deferral as provided by the Contract. The Contract provides a number of extra benefits and features not provided by employee benefit plans or arrangements alone, although there are costs and expenses under the Contract related to these benefits and features. Owners should carefully consider these benefits and features in relation to their costs as they apply to the Owner's particular situation. Further, Qualified Contracts have minimum distribution rules that govern the timing and amount of distributions. An Owner should refer to his or her retirement plan, adoption agreement, or consult a tax advisor for more information about these distribution rules.


     Distributions. Annuity payments under a Qualified Contract are generally taxed in a manner similar to a Non-Qualified Contract. When a withdrawal from a Qualified Contract occurs, a pro rata portion of the amount received is taxable, generally based on the relationship between the Owner's investment in the Contract to the participant's total accrued benefit balance under the retirement plan. For Qualified Contracts, however, the investment in the Contracts will generally be zero unless nondeductible or after-tax contributions have previously been made to the relevant qualified plan or employer contributions or investment earnings have been previously includible in income of the employee.

     Brief descriptions follow of different types of qualified retirement plans that may be used in connection with a Contract. We will endorse the Contract as necessary to conform it to the requirements of a plan.

     Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if a Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all applicable legal requirements prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent tax advice.


     Individual Retirement Annuities. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." There are legal limitations on the amount of the premiums or contributions under the IRA, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. Distributions, other than distributions of non-deductible contributions, are subject to income tax, and a 10% penalty tax is imposed on distributions before age 59 1/2, unless an exception applies. Certain small employers may establish SIMPLE IRA plans that allow employees to defer a percentage of their compensation up to a specified annual amount and employers to make matching or non-elective contributions to SIMPLE IRAs on behalf of their employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain restrictions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax. Distributions before age 59 1/2 in the first two years of a SIMPLE IRA are, unless an exception applies, subject to a 25% penalty tax, and special restrictions apply to rollovers and transfers from SIMPLE IRAs. Employers may also establish simplified employee pension (SEP) plans to make IRA contributions on behalf of their employees. The Code may impose additional restrictions on IRAs, SIMPLE IRAs, and SEP IRAs.


     Roth IRAs. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. "Qualified distributions" from a Roth IRA, as well as distributions which are the return of the owner's contributions to the Roth IRA, are generally not subject to tax. "Qualified distributions" are distributions that satisfy a five-year holding period and are made: (1) after the owner reaches age 59 1/2; (2) to the beneficiary of the owner after the owner's death;
(3) on account of the owner's disability; or (4) to pay for first-time home-buying expenses. Federal income tax, as well as a 10% penalty tax, will generally apply to distributions that are not "qualified distributions."

     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax.

     The following amounts may not be distributed from Code section 403(b) annuity contracts prior to the employee's death, attainment of age 59 1/2, separation from service, disability, or financial hardship: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. In addition, earnings on amounts described in (2) or (3) above may not be distributed in the case of hardship.

     Death Benefits. The Contract includes a death benefit that in some cases may exceed the greater of premiums paid or the Contract Account Value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser. In addition, the IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

FOREIGN TAX CREDITS

     To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to Contract Owners.

WITHHOLDING

     Distributions from a Contract generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. Generally, an eligible rollover distribution is a distribution from these plans, except for certain distributions such as minimum distributions required by the Code, certain after-tax contributions, distributions paid in the form of an annuity, and certain hardship withdrawals. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to a section 401(a), section 403(b), or governmental section 457 plan or to an IRA.

POSSIBLE CHANGES IN TAXATION

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.


OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the federal tax consequences under the Contract are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A tax adviser should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS


     The Contracts are no longer offered to the public. Applications for Contracts were solicited by agents who are licensed by applicable state insurance authorities and authorized by us to sell the Contracts, and who are registered representatives of 1717 or other broker/dealers. 1717 is a wholly-owned indirect subsidiary of NLICA and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer. 1717 is also a member of the NASD.

     1717 acts as the principal underwriter, as defined in the 1940 Act, of the Contracts pursuant to an Underwriting Agreement between 1717 and ourselves. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also have been sold through other broker-dealers registered under the Securities Exchange Act of 1934 that have a selling agreement with 1717 or have a selling agreement with another broker-dealer that has a selling agreement with 1717. 1717 received $24,720,887, $31,829,824, and $36,295,531 during 2002, 2001, and 2000, respectively, as principal underwriter of the Contracts and of other variable annuity contracts and variable life insurance policies offered by NLACA and its affiliates. 1717 did not retain any compensation as principal underwriter during the past three fiscal years.


     More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999. You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.


     We pay commissions, including other incentives or payments, to 1717 and to a number of nonaffiliated broker-dealers. We recoup commissions and other sales expenses through fees and charges imposed under the Contract. Although fees and charges are a source of revenues for this purpose, commissions paid on the Contract, including other incentives or payments, are not charged directly to Contract owners or the Variable Account.


     1717 retains the commissions on Contracts sold by its representatives. Nonaffiliated broker-dealers receive commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 for expenses incurred. The commissions paid are no greater than 7% of premiums.

     Under our distribution agreement with 1717, we pay the following sales expenses: general agent and agency manager's compensation; agents' training allowances; deferred compensation and insurance benefits of agents, general agents, and agency managers; advertising expenses; and all other expenses of distributing the Contracts. We also pay for 1717's operating and other expenses. Commissions payable for sales by registered representatives of a broker-dealer having a selling agreement with 1717, and/or to registered representatives of a broker-dealer having a selling agreement with these broker-dealers, will be paid to such broker-dealers, who in turn may pay their registered representatives; these broker-dealers may retain a portion of the commissions. We may pay additional compensation to these broker-dealers and/or reimburse them for portions of Contract sales expenses.


     Because registered representatives (of 1717 or other broker-dealers) who have sold the Contracts are also our life insurance agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation programs that we offer, such as conferences, stock options, trips, prizes, and awards, subject to applicable regulatory requirements. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. In some circumstances and to the extent permitted by applicable regulatory requirements, 1717 may also reimburse certain sales and marketing expenses or pay other forms of special compensation to selling broker-dealers.


                               LEGAL PROCEEDINGS


     The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.



     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.



     NLACA's parent company, Nationwide Life Insurance Company of America, is a defendant in a class action originally filed on or about January 11, 1999 entitled Butler v. Provident Mutual Life Insurance Company. That class action is pending in the Court of Common Pleas, Philadelphia County, Pennsylvania (January Term 1999, Docket No. 780). That class action challenged the plan of Provident to convert from a mutual life insurance company into a stock life insurance company owned by a mutual holding company. After the Court entered an order on September 16, 1999 enjoining the completion of this plan without further disclosures to policyholders, the plaintiffs filed an amended complaint in the Summer of 2002 demanding that Provident consummate a proposed sponsored demutualization with Nationwide Financial Services, Inc.



     NLACA's parent company, Nationwide Life Insurance Company of America, is also a nominal defendant in a derivative suit entitled Provident Mutual Life Insurance Company derivatively by Smith v. Kloss that was filed on or about July 10, 2000 in the Court of Common Pleas, Philadelphia County, Pennsylvania (July Term 2000, Docket No. 788). Plaintiffs claim that Provident's directors breached their fiduciary duties and should be compelled to pursue a demutualization of Provident.



     The parties to the Butler and Smith cases entered into a stipulation of settlement dated October 9, 2002 and the Court granted preliminary approval of that settlement on October 10, 2002. Under that stipulation of settlement, the parties have agreed to a resolution of all the class and derivative claims asserted in both actions. The Court held a fairness hearing on the settlement on December 17, 2002.



     There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.


                            VOTING PORTFOLIO SHARES

     Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote the shares as Owners instruct, so long as required by law.

     We will calculate the number of votes you may vote separately for each Subaccount. This amount may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. You hold this voting interest in each Subaccount to which your Variable Account Value is allocated. Your voting interest terminates on the Maturity Date or surrender of the Contract.

     The number of votes of a Portfolio you may vote will be determined as of the record date. Before a vote of a Portfolio's shareholders occurs, you will receive voting materials. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Contract Account Value you have in that Portfolio (as of a date set by the Portfolio).

     If we do not receive voting instructions from you on time, we will vote your shares in the same proportion as the timely voting instructions we receive from other Owners. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions. If we disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took such action.

     Portfolio shares held by us in a Subaccount as to which Owners do not have a voting interest will be voted in proportion to the voting instructions we receive from Owners with respect to the shares they do vote. If you instruct us to abstain on any item to be voted upon, we will apply your abstention instruction on a pro rata basis to reduce the votes eligible to be cast by us.

                              FINANCIAL STATEMENTS


     Our financial statements and the financial statements of the Variable Account are contained in the SAI. Our financial statements should be distinguished from the Variable Account's financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the Contracts. For a free copy of these financial statements and/or the SAI, please call or write to us at our Service Center.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Additional Contract Provisions..............................   S-2
     The Contract...........................................   S-2
     Incontestability.......................................   S-2
     Misstatement of Age or Sex.............................   S-2
     Non-Participation......................................   S-2
Calculation of Yields and Total Returns.....................   S-2
     Money Market Subaccount Yields.........................   S-3
     Other Subaccount Yields................................   S-4
     Average Annual Total Returns...........................   S-4
     Other Total Returns....................................   S-7
     Effect of the Administration Fee on Performance Data...  S-11
Standard & Poor's...........................................  S-11
Safekeeping of Account Assets...............................  S-12
State Regulation............................................  S-12
Records and Reports.........................................  S-12
Legal Matters...............................................  S-12
Experts.....................................................  S-12
Other Information...........................................  S-13
Financial Statements........................................  S-13
Financial Statements Index..................................   F-1

                                                                      APPENDIX A
                              FINANCIAL HIGHLIGHTS

    The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes, and other financial information included in the SAI under the caption "Financial Statements."


    The table below sets forth certain information regarding the Subaccounts as of December 31, 2002.


                                                 NUMBER                   NUMBER                   NUMBER
                                      UNIT      OF UNITS       UNIT      OF UNITS       UNIT      OF UNITS       UNIT
                                     VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE
                                     AS OF        AS OF       AS OF        AS OF       AS OF        AS OF       AS OF
            SUBACCOUNT              12/31/02    12/31/02     12/31/01    12/31/01     12/31/00    12/31/00     12/31/99
            ----------              --------   -----------   --------   -----------   --------   -----------   --------
Comstock GVIT Value Fund*.........    406.67    24,457.85    1,005.91    24,369.67    1,170.95    30,089.95    1,082.22
Dreyfus GVIT International Value
 Fund*............................    709.93    18,617.28      445.29    28,318.04      576.76    28,526.68      721.62
Gartmore GVIT Government Bond
 Fund*............................    748.98    28,470.01      482.00    24,033.08      492.50    12,975.26      490.76
Gartmore GVIT Growth Fund*........    315.65    23,759.06      593.28    29,368.07      715.66    28,248.88      919.80
Gartmore GVIT Mid Cap Growth
 Fund*............................  1,004.03    16,791.73      491.28    26,966.82      441.75    16,069.68      370.54
Gartmore GVIT Money Market Fund*..    661.63    93,229.01    1,267.94    78,359.83    1,465.42    89,779.98    1,636.75
Gartmore GVIT Nationwide(R)
 Fund*............................    761.68    41,083.61      809.77    18,989.04      934.58    20,759.97      975.06
GVIT Equity 500 Index Fund*.......    971.28    61,243.69    1,311.73    17,548.95    1,384.12    16,804.68    1,014.50
GVIT Small Cap Value Fund*........    409.44    24,091.80      847.34    16,715.32      924.31    14,052.88      861.32
GVIT Small Company Fund*..........    372.10    23,982.77      696.40    24,792.71      657.46    18,085.07      608.19
J.P. Morgan GVIT Balanced Fund*...    749.72    23,737.72      661.98   112,871.34      647.63    90,706.06      618.73
Scudder Bond (Class A)............    736.87    15,167.76      694.12    19,209.76      665.72    17,108.31      610.50
Scudder Growth and Income (Class
 A)...............................    644.16    10,894.13      849.87    15,294.13      971.53    18,856.97    1,006.14
Scudder International (Class A)...    482.70    15,516.05      599.65    21,235.54      880.78    25,400.54    1,140.30
OpCap Equity......................    920.44    11,175.43    1,187.77    15,647.79    1,295.47    15,026.58    1,195.14
OpCap Managed.....................    962.36    20,803.97    1,174.16    28,838.33    1,252.24    32,559.61    1,157.06
OpCap Small Cap...................    823.55    11,181.13    1,065.77    18,326.99      997.72    17,256.58      701.71
Dreyfus Growth and Income (Initial
 Shares)..........................    729.43    10,056.19      990.64    15,843.85    1,067.04    19,270.14    1,124.52
Dreyfus Socially Responsible
 Growth (Initial Shares)..........    705.82    10,012.14    1,007.39    15,381.13    1,319.54    19,228.81    1,503.98
Federated U.S. Government
 Securities II....................    752.68    29,971.17      700.02    23,447.69      663.18    15,436.06      606.11
Federated Capital Income Fund II
 (formerly Federated Utility Fund
 II)..............................    510.01     5,406.24      679.68     7,754.92      799.54     9,670.52      890.32
Fidelity VIP Equity Income
 Portfolio (Initial Class)........    958.52    44,953.92    1,170.39    59,577.21    1,248.84    69,141.27    1,168.00
Fidelity VIP Growth Portfolio
 (Initial Class)..................    829.61    59,175.89    1,203.71    86,316.92    1,482.40   103,766.67    1,688.61
Fidelity VIP High Income Portfolio
 (Initial Class)..................    538.18    15,598.35      527.60    20,254.53      606.18    24,842.92      792.88
Fidelity VIP Asset Manager(SM)
 Portfolio (Initial Class)........    765.18    25,260.93      850.18    36,139.08      898.97    44,911.64      948.86
Fidelity VIP Contrafund(R)
 Portfolio (Initial Class)........    984.38    39,872.63    1,101.22    52,788.32    1,272.63    64,669.78    1,382.01
Strong Mid Cap Growth Fund II
 (Investor Class).................    175.19    20,330.30      284.48    22,188.40      416.75    17,120.70
Strong Opportunity Fund II
 (Investor Class).................    338.72     8,993.72      467.70     9,045.06      494.33     2,626.72
Van Eck Worldwide Bond............    603.49     6,889.96      503.05     3,301.46      537.64     3,276.04      535.14
Van Eck Worldwide Emerging
 Markets..........................    312.00    16,400.38      325.87    17,790.10      336.57    20,032.46      587.10
Van Eck Worldwide Hard Assets.....    382.88     3,864.55      399.66     1,937.98      452.62     2,549.36      411.96
Van Eck Worldwide Real Estate.....    471.12     4,223.88      500.20     2,811.44      481.58     2,316.90      411.36

                                      NUMBER                   NUMBER                   NUMBER                   NUMBER
                                     OF UNITS       UNIT      OF UNITS       UNIT      OF UNITS       UNIT      OF UNITS
                                    OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                       AS OF       AS OF        AS OF       AS OF        AS OF       AS OF        AS OF
            SUBACCOUNT               12/31/99     12/31/98    12/31/98     12/31/97    12/31/97     12/31/96    12/31/96
            ----------              -----------   --------   -----------   --------   -----------   --------   -----------
Comstock GVIT Value Fund*.........   36,535.03    1,065.67    34,680.05      950.55    32,051.38     775.34     26,301.47
Dreyfus GVIT International Value
 Fund*............................   16,594.64      583.02     3,398.61
Gartmore GVIT Government Bond
 Fund*............................   10,251.06      490.39     3,752.20
Gartmore GVIT Growth Fund*........   15,683.15      485.44     2,787.56
Gartmore GVIT Mid Cap Growth
 Fund*............................    8,460.21      408.65     2,343.81
Gartmore GVIT Money Market Fund*..   91,709.23    1,377.32    61,689.14    1,080.42    48,054.18     831.78     27,336.86
Gartmore GVIT Nationwide(R)
 Fund*............................   22,407.12      764.54    22,728.56      704.02    23,495.92     651.04     23,424.42
GVIT Equity 500 Index Fund*.......   12,579.61      887.21    12,301.49      833.15    11,389.39     697.07      9,335.43
GVIT Small Cap Value Fund*........   17,728.19      866.94    18,219.44      781.27    16,899.90     653.55     13,564.35
GVIT Small Company Fund*..........   21,753.98      637.92    18,437.76      597.74    10,217.64     553.59      7,672.67
J.P. Morgan GVIT Balanced Fund*...   77,880.41      598.06    62,328.14      575.95    45,925.41     554.47     45,000.79
Scudder Bond (Class A)............   19,173.00    1,181.96    19,823.89    1,071.54    19,067.19     858.13     12,563.72
Scudder Growth and Income (Class
 A)...............................   21,851.23      724.89    22,809.77      808.05    22,411.36     670.35     16,021.07
Scudder International (Class A)...   20,743.49    1,117.54    53,641.58    1,057.94    54,119.40     877.27     43,626.63
OpCap Equity......................   18,277.71      625.13    17,333.39      594.92    13,308.44     553.18     10,238.78
OpCap Managed.....................   42,989.61      748.08    19,335.69      641.18    16,570.16     596.09      9,325.04
OpCap Small Cap...................   19,273.71      962.07    22,590.73      913.35    17,259.20     709.94      6,349.82
Dreyfus Growth and Income (Initial
 Shares)..........................   20,385.92      975.63    20,073.85      884.85    19,203.03     772.15     16,123.15
Dreyfus Socially Responsible
 Growth (Initial Shares)..........   15,371.49    1,172.49     9,357.48      918.99     5,878.19     725.61      2,403.71
Federated U.S. Government
 Securities II....................   17,731.89      618.36    15,015.43      582.47     6,129.09     544.01      3,591.63
Federated Capital Income Fund II
 (formerly Federated Utility Fund
 II)..............................   11,493.39      886.67    11,449.65      789.26     6,448.18     632.04      4,346.85
Fidelity VIP Equity Income
 Portfolio (Initial Class)........   85,196.19    1,113.96    78,563.14    1,011.99    73,730.38     801.08     61,560.52
Fidelity VIP Growth Portfolio
 (Initial Class)..................   95,738.72    1,245.95    74,160.15      905.80    67,965.10     743.89     59,854.74
Fidelity VIP High Income Portfolio
 (Initial Class)..................   28,780.47      743.43    26,474.33      788.02    21,860.95     679.15     14,990.01
Fidelity VIP Asset Manager(SM)
 Portfolio (Initial Class)........   49,766.45      866.16    42,506.75      763.46    37,474.25     641.70     32,768.43
Fidelity VIP Contrafund(R)
 Portfolio (Initial Class)........   63,090.61    1,127.92    46,442.16      879.99    38,683.95     718.85     23,454.47
Strong Mid Cap Growth Fund II
 (Investor Class).................
Strong Opportunity Fund II
 (Investor Class).................
Van Eck Worldwide Bond............    3,677.74      345.27       791.04
Van Eck Worldwide Emerging
 Markets..........................   11,368.57      297.26     1,094.81
Van Eck Worldwide Hard Assets.....    1,882.22      588.75       430.59
Van Eck Worldwide Real Estate.....    1,158.87      425.72       396.85

                                                 NUMBER                   NUMBER                   NUMBER
                                      UNIT      OF UNITS       UNIT      OF UNITS       UNIT      OF UNITS
                                     VALUE     OUTSTANDING    VALUE     OUTSTANDING    VALUE     OUTSTANDING
                                     AS OF        AS OF       AS OF        AS OF       AS OF        AS OF
            SUBACCOUNT              12/31/95    12/31/95     12/31/94    12/31/94     12/31/93    12/31/93
            ----------              --------   -----------   --------   -----------   --------   -----------
Comstock GVIT Value Fund*.........   657.63     18,875.42     511.45     12,476.41     506.46      3,168.61
Dreyfus GVIT International Value
 Fund*............................
Gartmore GVIT Government Bond
 Fund*............................
Gartmore GVIT Growth Fund*........
Gartmore GVIT Mid Cap Growth
 Fund*............................
Gartmore GVIT Money Market Fund*..   686.64     10,496.23     507.68      3,571.24     509.51        818.51
Gartmore GVIT Nationwide(R)
 Fund*............................   595.43     17,907.81     528.22     15,548.80     534.25      2,539.74
GVIT Equity 500 Index Fund*.......   584.65      6,154.75     522.44      2,846.86     529.79        452.21
GVIT Small Cap Value Fund*........   592.07      9,803.13     482.84      8,582.76     498.70      2,536.72
GVIT Small Company Fund*..........   545.35      4,938.33     459.55      3,487.30     493.74      1,656.64
J.P. Morgan GVIT Balanced Fund*...   534.58     30,689.17     513.30     16,531.43     501.47      4,652.76
Scudder Bond (Class A)............   572.66     11,392.30     515.26      2,813.10     503.29        313.68
Scudder Growth and Income (Class
 A)...............................   724.69     27,336.42     503.97      8,553.37     516.26        842.45
Scudder International (Class A)...   545.82      6,615.25
OpCap Equity......................   705.50      7,248.38     468.40      4,419.73     498.86        726.58
OpCap Managed.....................   526.65      1,170.05         --            --         --            --
OpCap Small Cap...................   589.44        978.99     504.88     15,233.99     498.94      2,723.17
Dreyfus Growth and Income (Initial
 Shares)..........................   648.54      3,543.50         --            --         --            --
Dreyfus Socially Responsible
 Growth (Initial Shares)..........   607.04        211.32         --            --         --            --
Federated U.S. Government
 Securities II....................   529.49        888.69         --            --         --            --
Federated Capital Income Fund II
 (formerly Federated Utility Fund
 II)..............................   574.58      1,076.36         --            --         --            --
Fidelity VIP Equity Income
 Portfolio (Initial Class)........   710.92     38,336.60     533.64     16,111.04     505.43      2,674.86
Fidelity VIP Growth Portfolio
 (Initial Class)..................   657.74     34,695.62     492.73     19,272.81     499.75      2,368.98
Fidelity VIP High Income Portfolio
 (Initial Class)..................   604.03      7,048.75     507.88      4,060.78     523.11        298.26
Fidelity VIP Asset Manager(SM)
 Portfolio (Initial Class)........   567.88     28,966.21     492.38     28,637.01     531.69      2,806.80
Fidelity VIP Contrafund(R)
 Portfolio (Initial Class)........   601.00      7,495.00         --            --         --            --
Strong Mid Cap Growth Fund II
 (Investor Class).................
Strong Opportunity Fund II
 (Investor Class).................
Van Eck Worldwide Bond............
Van Eck Worldwide Emerging
 Markets..........................
Van Eck Worldwide Hard Assets.....
Van Eck Worldwide Real Estate.....



* Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into Gartmore Variable Insurance Trust, as described in more detail in the prospectus. See NLACA, the Variable Account and the Portfolios -- The Funds. The values in the table for periods prior to the close of business on April 25, 2003 reflect investment in the Market Street Fund Portfolios. In addition, with regard to the GVIT Equity 500 Index Fund subaccount, because shares of the Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance Products Fund Index 500 Portfolio on February 7, 2000, the values in the table for periods prior to this substitution reflect investment in the Fidelity Variable Insurance Products Fund Index 500 Portfolio.

                              MARKET STREET VIP/2



                   NATIONWIDE PROVIDENT VA SEPARATE ACCOUNT A

                                  (REGISTRANT)


                 NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

                                  (DEPOSITOR)

                             300 CONTINENTAL DRIVE
                             NEWARK, DELAWARE 19713
                                 1-800-688-5177

                      STATEMENT OF ADDITIONAL INFORMATION
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


     This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium deferred variable annuity contract (the "Contract") offered by Nationwide Life and Annuity Company of America ("NLACA"). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2003 and the prospectuses for Scudder Variable Series I; PIMCO Advisors VIT; Dreyfus Variable Investment Fund; The Dreyfus Socially Responsible Growth Fund, Inc.; Federated Insurance Series; Fidelity Variable Insurance Products; Gartmore Variable Insurance Trust; Strong Variable Insurance Funds, Inc.; Strong Opportunity Fund II, Inc.; and Van Eck Worldwide Insurance Trust. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2003


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS


  ADDITIONAL CONTRACT PROVISIONS..............................   S-2
       The Contract...........................................   S-2
       Incontestability.......................................   S-2
       Misstatement of Age or Sex.............................   S-2
       Non-Participation......................................   S-2
  CALCULATION OF YIELDS AND TOTAL RETURNS.....................   S-2
       Money Market Subaccount Yields.........................   S-3
       Other Subaccount Yields................................   S-4
       Average Annual Total Returns...........................   S-4
       Other Total Returns....................................   S-7
       Effect of the Administration Fee on Performance Data...  S-11
  STANDARD & POOR'S...........................................  S-11
  SAFEKEEPING OF ACCOUNT ASSETS...............................  S-12
  STATE REGULATION............................................  S-12
  RECORDS AND REPORTS.........................................  S-12
  LEGAL MATTERS...............................................  S-12
  EXPERTS.....................................................  S-12
  OTHER INFORMATION...........................................  S-13
  FINANCIAL STATEMENTS........................................  S-13
  INDEX TO FINANCIAL STATEMENTS...............................   F-1

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract between you and us is made up of the Contract and your Application. The statements made in the Application are deemed representations and not warranties. We cannot use any statement in defense of a claim or to void a Contract unless it is contained in the Application and a copy of the Application is attached to the Contract at issue.

INCONTESTABILITY

     We will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the Annuitant has been misstated, we will pay the amount which the proceeds would have purchased at the correct age and sex.

     If we make an overpayment because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If we make an underpayment because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

NON-PARTICIPATION

     The Contract is not eligible for dividends and will not participate in our divisible surplus.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, we may disclose historical performance data for the Subaccounts including yields, effective yields, annual total returns, and other measures of performance. This performance data will be computed, or accompanied by performance data computed, in accordance with SEC standards.

     Because of the charges and deductions imposed under a Contract, performance data for the Subaccounts will be lower than performance data for their corresponding Portfolios. The performance of a Subaccount will be affected by expense reimbursements and fee waivers applicable to their corresponding Portfolios. Without these reimbursements and waivers, performance would be lower. In addition, calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4.0% of the premium depending on the state in which the Contract is sold.


     The Funds have provided all performance information for the Portfolios, including the Portfolio total value information used to calculate the total returns of the Subaccounts for periods prior to the inception of the Subaccounts. Gartmore Variable Insurance Trust is affiliated with NLACA. None of the other Funds is affiliated with NLACA. While NLACA has no reason to doubt the accuracy of the figures provided by the Funds, NLACA does not represent that they are true and complete, and disclaims all responsibility for these figures.


     PERFORMANCE FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE PERFORMANCE. THE PERFORMANCE OF EACH SUBACCOUNT WILL FLUCTUATE ON A DAILY BASIS.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses or income other than investment income on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit in the Money Market Subaccount at the beginning of the period, dividing the net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net investment income of the Portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Annual Administration Fee; (2) the Asset-Based Administration Charge; and (3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Administration Fee deducted at the end of each Contract Year. Current yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and exclusive of income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Accumulation Unit in the Money Market Subaccount.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.


     The Money Market Subaccount's yield is affected by changes in interest rates on money market securities, the average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.


     The current yield and effective yield for the Money Market Subaccount for the seven days ended December 31, 2002 were 0.18% and 0.18%, respectively.


OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by dividing: (1) the net investment income of the Portfolio attributable to the Subaccount's Accumulation Units less Subaccount expenses for the period; by (2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period. This number is then compounded for a twelve-month period. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Annual Administration Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = ((((NI - ES)/(U X UV)) + 1)(12) - 1)

     Where:

     NI   = net investment income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of Accumulation Units outstanding.

     UV = the unit value at the close of the last day in the 30-day or one-month period.

     A Subaccount's yield is affected by changes in interest rates, the average portfolio maturity of a Portfolio, the types and quality of portfolio securities held by the Portfolio, and a Portfolio's operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract, which ranges from 6% during the first Contract Year to 1% during the sixth Contract Year on amounts surrendered or withdrawn under the Contract.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.


     Until a Subaccount has been in operation for 10 years, NLACA will include quotes of average annual total return for the period measured from the Subaccount's inception. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed. Average annual total return for the Subaccounts may include information for the period before any contracts were registered under the Securities Act of 1933, from the inception of the Subaccounts, with the level of Contract charges currently in effect.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will normally be for the most recent calendar quarter, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the Annual Administration Fee is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average administration fee per ]dollar of the Variable Account Value is used to determine the amount of the charge attributable to the Subaccount for the period. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period during the first six Contract Years. The total return will then be calculated according to the following formula:


     TR  = ((ERV/P)1/N) - 1


     Where:

     TR  = the average annual total return

     ERV = the ending redeemable value (net of Subaccount recurring charges and any applicable Surrender Charge) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     Based on the foregoing calculations, average annual total return information for the Subaccounts is as follows:


--------------------------------------------------------------------------------------------------------------
                                                                                                    FROM THE
                                              FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     DATE OF
                                               PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      SUBACCOUNT
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)        12/31/02         12/31/02         12/31/02        INCEPTION
--------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I (CLASS A)
--------------------------------------------
     Bond Portfolio (October 1, 1993)              (0.49)%           3.74%             N/A             4.02%
--------------------------------------------
     Growth & Income Portfolio (May 8, 1995)      (29.03)%          (7.48)%            N/A             3.07%
--------------------------------------------
     International Portfolio (May 8, 1995)        (24.62)%          (6.24)%            N/A            (0.84)%
--------------------------------------------
PIMCO ADVISORS VIT (FORMERLY OCC
  ACCUMULATION TRUST)
--------------------------------------------
     OpCap Equity Portfolio (September 15,
       1994)                                      (27.44)%          (3.69)%            N/A             6.75%
--------------------------------------------
     OpCap Managed Portfolio (September 15,
       1994)                                      (23.24)%          (2.56)%            N/A             7.30%
--------------------------------------------
     OpCap Small Cap Portfolio (September
       15, 1994)                                  (27.65)%          (0.28)%            N/A             5.88%
--------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND (INITIAL
  SHARES)
--------------------------------------------
     Growth & Income Portfolio (May 8, 1995)      (31.07)%          (4.49)%            N/A             4.76%
--------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                                    FROM THE
                                              FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     DATE OF
                                               PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      SUBACCOUNT
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)        12/31/02         12/31/02         12/31/02        INCEPTION
--------------------------------------------------------------------------------------------------------------
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
  INC. (INITIAL SHARES) (May 8, 1995)             (34.42)%          (5.86)%            N/A            4.31%
--------------------------------------------
FEDERATED INSURANCE SERIES
--------------------------------------------
     Fund for U.S. Government Securities
       Fund II Portfolio (May 8, 1995)              0.79%            4.63%             N/A             5.29%
--------------------------------------------
     Capital Income Fund II Portfolio
       (formerly Capital Income Fund II
       Portfolio)(May 8, 1995)                    (29.75)%          (9.12)%            N/A            (0.05)%
--------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS)
--------------------------------------------
     Equity Income Portfolio (October 1,
       1993)                                      (23.30)%          (1.75)%            N/A             7.06%
--------------------------------------------
     Growth Portfolio (October 1, 1993)           (35.50)%          (2.42)%            N/A             5.40%
--------------------------------------------
     High Income Portfolio (October 1, 1993)       (4.40)%          (8.09)%            N/A             0.51%
--------------------------------------------
     Asset Manager(SM) Portfolio (October 1,
       1993)                                      (15.68)%          (0.62)%            N/A             4.48%
--------------------------------------------
     Contrafund(R) Portfolio (May 8, 1995)        (16.26)%           1.62%             N/A             9.01%
--------------------------------------------
GARTMORE VARIABLE INSURANCE TRUST (CLASS IV)
--------------------------------------------
     Comstock GVIT Value Fund (May 22,
       1998)(1)                                   (20.97)%            N/A              N/A            (4.84)%
--------------------------------------------
     Dreyfus GVIT International Value Fund
       (April 14, 1992)(1)                        (17.87)%          (0.49)%            N/A             4.92%
--------------------------------------------
     Gartmore GVIT Government Bond Fund
       (April 14, 1992)(1)                          0.82%            3.98%             N/A             5.11%
--------------------------------------------
     Gartmore GVIT Growth Fund (May 29,
       1998)(1)                                   (33.65)%            N/A              N/A            (9.38)%
--------------------------------------------
     Gartmore GVIT Mid Cap Growth Fund
       (April 14, 1992)(1)                        (28.33)%           3.17%             N/A             6.68%
--------------------------------------------
     Gartmore GVIT Money Market Fund
       (April 14, 1992)(1)                         (6.33)%           2.17%             N/A             2.61%
--------------------------------------------
     Gartmore GVIT Nationwide(R) Fund
       (April 14, 1992)(1)                        (29.11)%          (5.04)%            N/A             4.69%
--------------------------------------------
     GVIT Equity 500 Index Fund
       (October 1, 1993)(2)                       (28.28)%            N/A              N/A           (17.04)%
--------------------------------------------
     GVIT Small Cap Value Fund (May 29,
       1998)(1)                                   (21.94)%            N/A              N/A            (3.84)%
--------------------------------------------
     GVIT Small Company Fund (May 29,
       1998)(1)                                   (41.33)%            N/A              N/A            (5.59)%
--------------------------------------------
     J.P. Morgan GVIT Balanced Fund
       (April 14, 1992)(1)                        (17.11)%          (1.49)%            N/A             5.44%
--------------------------------------------


---------------


(1) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into
    Gartmore Variable Insurance Trust (as described in more detail in the prospectus). Performance of the
    Gartmore GVIT Subaccounts for periods prior to the close of business on April 25, 2003 reflects investment in the Market Street Fund Portfolios.



(2) Effective following the close of business on April 25, 2003, the Equity 500 Index Portfolio of The Market
    Street Fund merged with and into the GVIT Equity 500 Index Fund. As of February 7, 2000, shares of the
    Market Street Fund Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable
    Insurance Products Fund Index 500 Portfolio. Subaccount performance from the date of the substitution to the date of the merger reflects investment in the Equity 500 Index Portfolio of The Market Street Fund,
    and Subaccount performance for periods prior to the substitution reflects investment in the Fidelity
    Variable Insurance Product Fund Index 500 Portfolio.

--------------------------------------------------------------------------------------------------------------
                                                                                                    FROM THE
                                              FOR THE 1-YEAR   FOR THE 5-YEAR   FOR THE 10-YEAR     DATE OF
                                               PERIOD ENDED     PERIOD ENDED     PERIOD ENDED      SUBACCOUNT
SUBACCOUNT (INCEPTION DATE OF SUBACCOUNT)        12/31/02         12/31/02         12/31/02        INCEPTION
--------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE FUNDS, INC.
  (INVESTOR CLASS)
--------------------------------------------
     Mid Cap Growth Fund II (May 2, 2000)         (42.39)%            N/A              N/A           (34.36)%
--------------------------------------------
STRONG OPPORTUNITY FUND II, INC. (INVESTOR
  CLASS)
--------------------------------------------
     Opportunity Fund II (May 2, 2000)            (32.21)%            N/A              N/A           (15.54)%
--------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST
--------------------------------------------
     Worldwide Bond Portfolio (July 5, 1996)       12.49%            2.01%             N/A             2.68%
--------------------------------------------
     Worldwide Emerging Markets Portfolio
       (July 5, 1996)                             (10.28)%          (8.13)%            N/A            (7.47)%
--------------------------------------------
     Worldwide Hard Assets Portfolio (July
       5, 1996)                                   (10.23)%          (6.18)%            N/A            (4.41)%
--------------------------------------------
     Worldwide Real Estate Portfolio (May 1,
       1998)                                      (11.75)%            N/A              N/A            (1.97)%
--------------------------------------------


OTHER TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the Surrender Charge on amounts surrendered or withdrawn.

     Based on this method of calculation, average annual total return information for the subaccounts is as follows:


------------------------------------------------------------------------------------------------------------------
                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       FROM THE
                              3-MONTH         1-YEAR         3-YEAR         5-YEAR        10-YEAR        DATE OF
SUBACCOUNT (INCEPTION DATE  PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   SUBACCOUNT
OF SUBACCOUNT)                12/31/02       12/31/02       12/31/02       12/31/02       12/31/02      INCEPTION
------------------------------------------------------------------------------------------------------------------
SCUDDER VARIABLE SERIES I
  (CLASS A)
------------------------
     Bond Portfolio
       (October 1, 1993)         1.02%          5.86%          6.21%         4.12%          N/A            4.02%
------------------------
     Growth & Income
       Portfolio (May 8,
       1995)                     5.16%        (24.50)%       (14.22)%       (7.15)%         N/A            3.07%
------------------------
     International
       Portfolio (May 8,
       1995)                     4.38%        (19.80)%       (25.45)%       (5.90)%         N/A           (0.84)%
------------------------
PIMCO ADVISORS VIT
  (FORMERLY OCC
  ACCUMULATION TRUST)
------------------------
     OpCap Equity
       Portfolio
       (September 15,
       1994)                    10.15%        (22.81)%        (8.70)%       (3.34)%         N/A            6.75%
------------------------
     OpCap Managed
       Portfolio
       (September 15,
       1994)                     3.66%        (18.34)%        (6.30)%       (2.20)%         N/A            7.30%
------------------------

------------------------------------------------------------------------------------------------------------------
                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       FROM THE
                              3-MONTH         1-YEAR         3-YEAR         5-YEAR        10-YEAR        DATE OF
SUBACCOUNT (INCEPTION DATE  PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   SUBACCOUNT
OF SUBACCOUNT)                12/31/02       12/31/02       12/31/02       12/31/02       12/31/02      INCEPTION
------------------------------------------------------------------------------------------------------------------
     OpCap Small Cap
       Portfolio
       (September 15,
       1994)                     2.09%        (23.03)%         5.21%         0.08%          N/A            5.88%
------------------------
DREYFUS VARIABLE
  INVESTMENT FUND (INITIAL
  SHARES)
------------------------
     Growth & Income
       Portfolio (May 8,
       1995)                     7.59%        (26.67)%       (13.84)%       (4.14)%         N/A            4.76%
------------------------
DREYFUS SOCIALLY
  RESPONSIBLE GROWTH FUND,
  INC. (INITIAL SHARES)
  (May 8, 1995)                  4.89%        (30.24)%       (22.79)%       (5.51)%         N/A            4.31%
------------------------
FEDERATED INSURANCE SERIES
------------------------
     Fund for U.S.
       Government
       Securities Fund II
       Portfolio (May 8,
       1995)                     0.58%          7.22%          7.23%         5.02%          N/A            5.29%
------------------------
     Capital Income Fund
       II Portfolio
       (formerly Utility
       Fund II Portfolio)
       (May 8, 1995)             7.28%        (25.26)%       (17.39)%       (8.79)%         N/A           (0.05)%
------------------------
FIDELITY VARIABLE
  INSURANCE PRODUCTS
  (INITIAL CLASS)
------------------------
     Equity Income
       Portfolio (October
       1, 1993)                  8.94%        (18.40)%        (6.72)%       (1.40)%         N/A            7.06%
------------------------
     Growth Portfolio
       (October 1, 1993)         6.34%        (31.38)%       (21.58)%       (2.07)%         N/A            5.40%
------------------------
     High Income Portfolio
       (October 1, 1993)         6.78%          1.71%        (12.51)%       (7.75)%         N/A            0.51%
------------------------
     Asset Manager(SM)
       Portfolio (October
       1, 1993)                  6.87%        (10.30)%        (7.27)%       (0.26)%         N/A            4.48%
------------------------
     Contrafund(R)
       Portfolio (May 8,
       1995)                     0.91%        (10.91)%       (11.07)%        1.99%          N/A            9.01%
------------------------

------------------------------------------------------------------------------------------------------------------
                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       FROM THE
                              3-MONTH         1-YEAR         3-YEAR         5-YEAR        10-YEAR        DATE OF
SUBACCOUNT (INCEPTION DATE  PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   SUBACCOUNT
OF SUBACCOUNT)                12/31/02       12/31/02       12/31/02       12/31/02       12/31/02      INCEPTION
------------------------------------------------------------------------------------------------------------------
GARTMORE VARIABLE
  INSURANCE TRUST (CLASS
  IV)
------------------------
     Comstock GVIT Value
       Fund (May 22,
       1998)(1)                  7.97%        (15.93)%        (6.41)%         N/A           N/A           (4.47)%
------------------------
     Dreyfus GVIT
       International Value
       Fund (April 14,
       1992)(1)                  4.23%        (12.63)%       (10.41)%       (0.13)%        5.78%           4.92%
------------------------
     Gartmore GVIT
       Government Bond
       Fund (April 14,
       1992)(1)                  2.16%          7.25%          6.93%         4.36%          N/A            5.11%
------------------------
     Gartmore GVIT Growth
       Fund (May 29,
       1998)(1)                  3.58%        (29.41)%       (24.61)%         N/A           N/A           (9.02)%
------------------------
     Gartmore GVIT Mid Cap
       Growth Fund (April
       14, 1992)(1)              7.13%        (23.76)%        (0.65)%        3.54%          N/A            6.68%
------------------------
     Gartmore GVIT Money
       Market Fund (April
       14, 1992)(1)             (0.11)%        (0.35)%         1.97%         2.54%          N/A            2.61%
------------------------
     Gartmore GVIT
       Nationwide(R) Fund
       (April 14, 1992)(1)       6.01%        (24.58)%       (11.43)%       (4.69)%         N/A            4.69%
------------------------
     GVIT Equity 500 Index
       Fund (October 1,
       1993)(2)                  7.88%        (23.70)%       (16.39)%       (2.58)%         N/A          (15.98)%
------------------------
     GVIT Small Cap Value
       Fund (May 29,
       1998)(1)                  4.57%        (16.96)%         3.10%          N/A           N/A           (3.46)%
------------------------


---------------


(1) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into
    Gartmore Variable Insurance Trust (as described in more detail in the prospectus). Performance of the
    Gartmore GVIT Subaccounts for periods prior to the close of business on April 25, 2003 reflects investment in the Market Street Fund Portfolios.



(2) Effective following the close of business on April 25, 2003, the Equity 500 Index Portfolio of The Market
    Street Fund merged with and into the GVIT Equity 500 Index Fund. As of February 7, 2000, shares of the
    Market Street Equity 500 Index Portfolio were substituted for shares of the Fidelity Variable Insurance
    Products Fund Index 500 Portfolio. Subaccount performance from the date of the substitution to the date of the merger reflects investment in the Equity 500 Index Portfolio of The Market Street Fund, and Subaccount
    performance for periods prior to the substitution reflects investment in the Fidelity Variable Insurance
    Product Fund Index 500 Portfolio.

------------------------------------------------------------------------------------------------------------------
                              FOR THE        FOR THE        FOR THE        FOR THE        FOR THE       FROM THE
                              3-MONTH         1-YEAR         3-YEAR         5-YEAR        10-YEAR        DATE OF
SUBACCOUNT (INCEPTION DATE  PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   PERIOD ENDED   SUBACCOUNT
OF SUBACCOUNT)                12/31/02       12/31/02       12/31/02       12/31/02       12/31/02      INCEPTION
------------------------------------------------------------------------------------------------------------------
     GVIT Small Company
       Fund (May 29,
       1998)(1)                  4.75%        (37.58)%       (26.59)%         N/A           N/A           (5.21)%
------------------------
     J.P. Morgan GVIT
       Balanced Fund
       (April 14, 1992)(1)       0.95%        (11.82)%        (4.85)%       (1.13)%         N/A            5.44%
------------------------
STRONG VARIABLE INSURANCE
  FUNDS, INC. (INVESTOR
  CLASS)
------------------------
     Mid Cap Growth Fund
       II (May 2, 2000)          4.91%        (38.72)%          N/A           N/A           N/A          (33.45)%
------------------------
STRONG OPPORTUNITY FUND
  II, INC. (INVESTOR
  CLASS)
------------------------
     Opportunity Fund II
       (May 2, 2000)             9.37%        (27.88)%       (10.74)%        1.13%          N/A          (14.37)%
------------------------
VAN ECK WORLDWIDE
  INSURANCE TRUST
------------------------
     Worldwide Bond
       Portfolio
       (July 5, 1996)            6.06%         19.67%          3.81%          N/A           N/A            2.68%
------------------------
     Worldwide Emerging
       Markets Portfolio
       (July 5, 1996)           10.04%         (4.55)%       (19.46)%       (7.79)%         N/A           (7.47)%
------------------------
     Worldwide Hard Assets
       Portfolio (July 5,
       1996)                     7.06%         (4.50)%        (2.73)%       (5.84)%         N/A           (4.41)%
------------------------
     Worldwide Real Estate
       Portfolio (May 1,
       1998)                    (0.82)%        (6.11)%         4.35%          N/A           N/A           (1.58)%
------------------------


     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date a Subaccount commenced operations. This performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect.

---------------


(1) Effective following the close of business on April 25, 2003, The Market Street Fund merged with and into
    Gartmore Variable Insurance Trust (as described in more detail in the prospectus). Performance of the
    Gartmore GVIT Subaccounts for periods prior to the close of business on April 25, 2003 reflects investment in the Market Street Fund Portfolios.

     We may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = the Cumulative Total Return for the period.

     ERV = the ending redeemable value (net of Subaccount recurring charges) of the hypothetical account at the end of the period.

     P    = a hypothetical initial payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each account bears to the total Contract Account Value. For purposes of reflecting the Annual Administration Fee in yield and total return quotations, this annual charge is converted into a per-dollar per-day charge based on a Contract Account Value in the Variable Account of $10,000 on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                               STANDARD & POOR'S


     "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLACA and the Gartmore Variable Insurance Trust. The Contract is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Contract.



     S&P makes no representation or warranty, express or implied, to the Owners of the Contracts and the Equity 500 Index Fund or any member of the public regarding the advisability of investing in securities generally, or in the Contracts and the Equity 500 Index Fund particularly, or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to NLACA and Gartmore Variable Insurance Trust, is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed, and calculated by S&P without regard to NLACA, Gartmore Variable Insurance Trust, Owners of the Contracts, or the Equity 500 Index Fund. S&P has no obligation to take the needs of NLACA, Gartmore Variable Insurance Trust, the Owners of the Contracts or the Equity 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Contracts or the Equity 500 Index Fund or the timing of the issuance or sale of the Contracts or the Equity 500 Index Fund or in the determination or calculation of the equation by which the Contracts or the Equity 500 Index Fund are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing, or trading of the Contracts or the Equity 500 Index Fund.



     S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY NLACA, GARTMORE VARIABLE INSURANCE TRUST, OWNERS OF THE CONTRACTS AND THE EQUITY 500 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY

FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                         SAFEKEEPING OF ACCOUNT ASSETS

     We hold the title to the assets of the Variable Account. The assets in the Variable Account are legally segregated from our General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


     Our officers and employees are covered by a financial institution bond issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company) with limits of $25 million per occurrence and $50 million in the aggregate. The bond insures against dishonest and fraudulent acts of officers and employees.


                                STATE REGULATION

     We are subject to regulation and supervision by the Insurance Department of the State of Delaware, which periodically examines our affairs. We are also subject to the insurance laws and regulations of all jurisdictions where we are authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions in which we do business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS


     We will maintain all records and accounts relating to the Variable Account. NLACA may contract with another party to maintain these records and accounts. As presently required by the 1940 Act and the regulations thereunder, reports containing information required under the Act or any other applicable law or regulation, will be sent to Owners semi-annually at their last known address.


                                 LEGAL MATTERS


     Sutherland Asbill & Brennan LLP of Washington, DC has provided certain legal advice relating to the federal securities laws.


                                    EXPERTS


     Our financial statements as of and for the three month period ended December 31, 2002 and as of and for the nine month period ended September 30, 2002, and the financial statements of the Variable Account as of and for the year ended December 31, 2002 have been included in this SAI, which is part of the registration statement, in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.



     Our financial statements as of December 31, 2001 and for each of the two years in the period ended December 31, 2001 and the financial statements of the Variable Account for the year ended December 31, 2001 have been included in this SAI in reliance upon the reports of PricewaterhouseCoopers LLP, independent accountants, appearing elsewhere herein, given upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP is located at Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103.

                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts. Not all the information set forth in the registration statement and the amendments and exhibits thereto has been included in this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


     This SAI contains the statement of assets and liabilities of the Variable Account as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each year in the two-year period then ended.



     Our balance sheet as of December 31, 2002, and the related statements of income, shareholder's equity and cash flows for the three month period then ended, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.



     Our balance sheets as of September 30, 2002 and December 31, 2001 and the related statements of operations, changes in equity and cash flows for the nine month period ended September 30, 2002 and the years ended December 31, 2001 and 2000, which also are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                         INDEX TO FINANCIAL STATEMENTS

Nationwide Provident VA Separate Account A
     Independent Auditors' Report...........................   F-2
     Report of Independent Accountants......................   F-3
     Statement of Assets and Liabilities, December 31,
      2002..................................................   F-4
     Statements of Operations for the Year Ended December
      31, 2002..............................................   F-5
     Statements of Changes in Net Assets for the Years Ended
      December 31, 2002 and 2001............................  F-10
     Notes to Financial Statements..........................  F-24
Nationwide Life and Annuity Company of America
     Independent Auditors' Report...........................  F-35
     Statement of Income for the Three Months Ended December
      31, 2002..............................................  F-36
     Balance Sheet, December 31, 2002.......................  F-37
     Statement of Shareholder's Equity for the Three Months
      Ended December 31, 2002...............................  F-38
     Statement of Cash Flows for the Three Months Ended
      December 31, 2002.....................................  F-39
     Notes to Financial Statements..........................  F-40
Providentmutual Life and Annuity Company of America
     Independent Auditors' Report...........................  F-61
     Report of Independent Accountants......................  F-62
     Balance Sheets, September 30, 2002 and December 31,
      2001..................................................  F-63
     Statements of Operations for the Nine Months Ended
      September 30, 2002 and Years Ended December 31, 2001
      and 2000..............................................  F-64
     Statements of Changes in Equity for the Nine Months
      Ended September 30, 2002 and Years Ended December 31,
      2001 and 2000.........................................  F-65
     Statements of Cash Flows for the Nine Months Ended
      September 30, 2002 and Years Ended December 31, 2001
      and 2000..............................................  F-66
     Notes to Financial Statements..........................  F-67

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Independent Auditors' Report

--------------------------------------------------------------------------------

The Board of Directors of Nationwide Life and Annuity Company of
America and Contractowners of Nationwide Provident VA Separate Account A:

We have audited the accompanying statement of assets and liabilities of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 2002 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in net assets, and financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Philadelphia, Pennsylvania
March 31, 2003

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
Nationwide Provident VA Separate Account A:

In our opinion, the statement of changes in net assets and financial highlights for the year ended December 31, 2001 present fairly, in all material respects, the changes in net assets and financial highlights of Nationwide Provident VA Separate Account A (comprised of the sub-accounts listed in note 1) (collectively, "the Account") (formerly named Providentmutual Variable Annuity Separate Account) for the year ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Account's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
Philadelphia, Pennsylvania
January 18, 2002

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A
of Nationwide Life and Annuity Company of America
Statement of Assets and Liabilities, December 31, 2002
--------------------------------------------------------------------------------

                                                                  SHARES        COST        FAIR VALUE
-------------------------------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity Portfolio.............................     1,563,257   $26,305,153    $15,960,850
 Money Market Portfolio.....................................    63,072,517   $63,072,517    $63,072,517
 Bond Portfolio.............................................     1,628,332   $17,624,013    $18,628,114
 Balanced Portfolio.........................................       897,849   $13,381,696    $11,160,268
 Mid Cap Growth Portfolio...................................       933,560   $18,582,731    $14,432,843
 International Portfolio....................................     1,152,421   $13,420,585    $11,351,346
 All Pro Large Cap Growth Portfolio.........................     1,162,130    $8,607,019     $7,518,978
 All Pro Large Cap Value Portfolio..........................     1,209,169   $11,358,593     $9,963,551
 All Pro Small Cap Growth Portfolio.........................     1,161,843   $15,841,702     $8,934,576
 All Pro Small Cap Value Portfolio..........................     1,292,787   $12,182,051     $9,876,894
 Equity 500 Index Portfolio.................................     9,538,312   $74,961,338    $59,519,066
Fidelity Variable Insurance Products Fund:
 High Income Portfolio......................................     1,419,820   $10,052,575     $8,419,535
 Equity-Income Portfolio....................................     2,375,046   $56,301,903    $43,130,835
 Growth Portfolio...........................................     2,095,844   $96,026,279    $49,126,579
 Overseas Portfolio.........................................       173,004    $3,522,269     $1,899,581
Fidelity Variable Insurance Products Fund II:
 Asset Manager Portfolio....................................     1,521,168   $24,705,012    $19,394,892
 Contrafund Portfolio.......................................     2,171,858   $53,077,155    $39,310,634
 Investment Grade Bond Portfolio............................       323,409    $4,014,052     $4,430,704
OCC Accumulation Trust:
 Equity Portfolio...........................................       403,658   $13,699,992    $10,345,759
 Small Cap Portfolio........................................       430,400   $12,187,907     $9,262,218
 Managed Portfolio..........................................       612,808   $25,086,995    $20,081,723
Scudder Variable Life Investment Fund:
 Bond Portfolio.............................................     1,608,135   $10,936,476    $11,224,782
 Growth and Income Portfolio................................     1,041,892   $10,946,654     $7,064,031
 International Portfolio....................................     1,156,767    $8,892,810     $7,542,123
Dreyfus Variable Investment Fund:
 Growth and Income Portfolio................................       459,371   $10,786,143     $7,377,494
Dreyfus Socially Responsible Growth Fund, Inc.:
 Socially Responsible Portfolio.............................       375,056   $13,418,597     $7,088,564
Federated Insurance Series:
 Fund for U.S. Government Securities II Portfolio...........     1,887,089   $21,618,260    $22,607,329
 Utility Fund II Portfolio..................................       369,451    $4,533,095     $2,778,268
Neuberger Berman Advisers Management Trust:
 Limited Maturity Bond Portfolio............................       109,715    $1,436,749     $1,481,148
 Partners Portfolio.........................................        46,197      $733,267       $526,644
Van Eck Worldwide Insurance Trust:
 Van Eck Worldwide Bond Portfolio...........................       367,987    $3,858,555     $4,217,126
 Van Eck Worldwide Hard Assets Portfolio....................       148,213    $1,717,515     $1,526,592
 Van Eck Worldwide Emerging Markets Portfolio...............       653,189    $5,465,195     $5,153,662
 Van Eck Worldwide Real Estate Portfolio....................       201,521    $2,224,497     $2,029,316
Alger American Fund:
 Alger American Small Capitalization Portfolio..............       136,939    $3,418,514     $1,672,027
MFS Variable Insurance Trust:
 MFS Emerging Growth Series.................................        82,093    $1,902,719       $973,619
 MFS Investors Trust Series.................................        83,382    $1,507,048     $1,118,147
 MFS New Discovery Series...................................        56,229      $807,236       $583,661
 MFS Research Series........................................        46,799      $767,142       $502,627
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond Portfolio............................     1,455,786   $10,339,034    $10,437,987
 PIMCO Total Return Bond Portfolio..........................       444,270    $4,462,863     $4,544,886
Fidelity Variable Insurance Products Fund III:
 VIP III Growth Portfolio...................................       231,123    $7,515,964     $5,364,360
 VIP III Overseas Portfolio.................................       136,334    $1,874,137     $1,486,045
 VIP III Contrafund Portfolio...............................       185,054    $3,922,156     $3,321,713
 VIP III Growth Opportunities Portfolio.....................        71,860    $1,042,281       $836,448
Strong Variable Insurance Funds, Inc.:
 Strong Mid Cap Growth Fund II..............................       349,146    $5,040,900     $3,571,764
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II.................................       220,925    $4,285,412     $3,064,235
                                                                                           ------------
 Total Investments..........................................                               $553,916,061
 Accounts Receivable........................................                                         --
                                                                                           ------------
 Total Assets...............................................                               $553,916,061
 Accounts Payable...........................................                                  2,236,673
                                                                                           ------------
 Net Assets.................................................                               $551,679,388
                                                                                           ============
 Contractowners' Equity.....................................                               $550,064,240
 Attributable to Nationwide Life and Annuity Company of
   America..................................................                                  1,615,148
                                                                                           ------------
                                                                                           $551,679,388
                                                                                           ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                           ALL PRO BROAD     MONEY                                  MID CAP
                                                              EQUITY        MARKET        BOND       BALANCED       GROWTH
                                               TOTAL         PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................  $  12,230,858   $    229,131    $961,122    $  810,306   $   431,298            --
EXPENSES
Mortality and expense risks..............      9,617,150        296,348     985,498       261,563       182,258   $   276,104
                                           -------------   ------------    --------    ----------   -----------   -----------
Net investment income (loss).............      2,613,708        (67,217)    (24,376)      548,743       249,040      (276,104)
                                           -------------   ------------    --------    ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Capital gain distributions reinvested....      7,666,222      2,847,042          --            --            --       109,626
Net realized (loss) gain from redemption
 of investment shares....................    (86,027,176)    (3,301,235)         --       313,005    (1,190,145)   (2,510,425)
                                           -------------   ------------    --------    ----------   -----------   -----------
Net realized (loss) gain on
 investments.............................    (78,360,954)      (454,193)         --       313,005    (1,190,145)   (2,400,799)
                                           -------------   ------------    --------    ----------   -----------   -----------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.......................   (105,893,532)    (4,791,846)         --       480,275    (1,446,738)   (1,018,323)
 End of year.............................   (163,548,695)   (10,344,303)         --     1,004,101    (2,221,428)   (4,149,888)
                                           -------------   ------------    --------    ----------   -----------   -----------
Net unrealized (depreciation)
 appreciation during the year............    (57,655,163)    (5,552,457)         --       523,826      (774,690)   (3,131,565)
                                           -------------   ------------    --------    ----------   -----------   -----------
Net realized and unrealized (loss) gain
 on investments..........................   (136,016,117)    (6,006,650)         --       836,831    (1,964,835)   (5,532,364)
                                           -------------   ------------    --------    ----------   -----------   -----------
Net (decrease) increase in net assets
 resulting from operations...............  $(133,402,409)  $ (6,073,867)   $(24,376)   $1,385,574   $(1,715,795)  $(5,808,468)
                                           =============   ============    ========    ==========   ===========   ===========

                                                           ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL
                                           INTERNATIONAL    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE
                                             PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
-----------------------------------------  -----------------------------------------------------------------------------
INVESTMENT INCOME
Dividends................................   $   173,483              --     $   272,920              --     $   744,520
EXPENSES
Mortality and expense risks..............       189,173     $   136,962         159,766     $   178,670         188,554
                                            -----------     -----------     -----------     -----------     -----------
Net investment income (loss).............       (15,690)       (136,962)        113,154        (178,670)        555,966
                                            -----------     -----------     -----------     -----------     -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Capital gain distributions reinvested....            --              --              --              --         597,488
Net realized (loss) gain from redemption
 of investment shares....................      (499,993)     (6,997,579)       (515,882)     (7,351,126)        (17,865)
                                            -----------     -----------     -----------     -----------     -----------
Net realized (loss) gain on
 investments.............................      (499,993)     (6,997,579)       (515,882)     (7,351,126)        579,623
                                            -----------     -----------     -----------     -----------     -----------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.......................      (887,327)     (4,629,701)        264,967      (8,179,292)      1,771,118
 End of year.............................    (2,069,239)     (1,088,041)     (1,395,042)     (6,907,126)     (2,305,157)
                                            -----------     -----------     -----------     -----------     -----------
Net unrealized (depreciation)
 appreciation during the year............    (1,181,912)      3,541,660      (1,660,009)      1,272,166      (4,076,275)
                                            -----------     -----------     -----------     -----------     -----------
Net realized and unrealized (loss) gain
 on investments..........................    (1,681,905)     (3,455,919)     (2,175,891)     (6,078,960)     (3,496,652)
                                            -----------     -----------     -----------     -----------     -----------
Net (decrease) increase in net assets
 resulting from operations...............   $(1,697,595)    $(3,592,881)    $(2,062,737)    $(6,257,630)    $(2,940,686)
                                            ===========     ===========     ===========     ===========     ===========

                                            EQUITY 500
                                              INDEX
                                            PORTFOLIO
-----------------------------------------  ------------
INVESTMENT INCOME
Dividends................................  $  1,081,248
EXPENSES
Mortality and expense risks..............     1,102,277
                                           ------------
Net investment income (loss).............       (21,029)
                                           ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Capital gain distributions reinvested....            --
Net realized (loss) gain from redemption
 of investment shares....................   (24,653,815)
                                           ------------
Net realized (loss) gain on
 investments.............................   (24,653,815)
                                           ------------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.......................   (18,394,581)
 End of year.............................   (15,442,272)
                                           ------------
Net unrealized (depreciation)
 appreciation during the year............     2,952,309
                                           ------------
Net realized and unrealized (loss) gain
 on investments..........................   (21,701,506)
                                           ------------
Net (decrease) increase in net assets
 resulting from operations...............  $(21,722,535)
                                           ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                      FIDELITY       FIDELITY                                   FIDELITY
                                        HIGH         EQUITY-        FIDELITY      FIDELITY        ASSET        FIDELITY
                                       INCOME         INCOME         GROWTH       OVERSEAS       MANAGER      CONTRAFUND
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................  $ 1,097,464   $  1,080,915   $    211,713   $    23,197   $ 1,104,442   $    454,525
EXPENSES
Mortality and expense risks........      130,207        795,852      1,026,182        35,934       340,498        699,546
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net investment income (loss).......      967,257        285,063       (814,469)      (12,737)      763,944       (245,021)
                                     -----------   ------------   ------------   -----------   -----------   ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested........................           --      1,471,246             --            --            --             --
Net realized (loss) gain from
 redemption of investment shares...   (4,729,676)    (1,721,640)   (11,410,793)     (573,945)   (2,595,779)    (1,900,304)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net realized (loss) gain on
 investments.......................   (4,729,676)      (250,394)   (11,410,793)     (573,945)   (2,595,779)    (1,900,304)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.................   (5,453,992)    (1,738,142)   (30,504,808)   (1,635,219)   (4,336,032)   (10,321,624)
 End of year.......................   (1,633,040)   (13,171,068)   (46,899,700)   (1,622,688)   (5,310,120)   (13,766,521)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net unrealized appreciation
 (depreciation) during the year....    3,820,952    (11,432,926)   (16,394,892)       12,531      (974,088)    (3,444,897)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net realized and unrealized (loss)
 gain on investments...............     (908,724)   (11,683,320)   (27,805,685)     (561,414)   (3,569,867)    (5,345,201)
                                     -----------   ------------   ------------   -----------   -----------   ------------
Net increase (decrease) in net
 assets resulting from
 operations........................  $    58,533   $(11,398,257)  $(28,620,154)  $  (574,151)  $(2,805,923)  $ (5,590,222)
                                     ===========   ============   ============   ===========   ===========   ============

                                      FIDELITY
                                     INVESTMENT       OCC           OCC           OCC
                                     GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
-----------------------------------  ----------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $178,004    $   136,910   $    11,345   $   581,488
EXPENSES
Mortality and expense risks........     59,523        198,674       217,661       376,643
                                      --------    -----------   -----------   -----------
Net investment income (loss).......    118,481        (61,764)     (206,316)      204,845
                                      --------    -----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS
Capital gain distributions
 reinvested........................         --        122,195     2,462,934            --
Net realized (loss) gain from
 redemption of investment shares...     89,723     (1,785,594)     (376,361)   (1,299,696)
                                      --------    -----------   -----------   -----------
Net realized (loss) gain on
 investments.......................     89,723     (1,663,399)    2,086,573    (1,299,696)
                                      --------    -----------   -----------   -----------
Net unrealized (depreciation)
 appreciation of investments:
 Beginning of year.................    265,865     (1,247,793)    3,295,194      (632,593)
 End of year.......................    416,652     (3,354,233)   (2,925,689)   (5,005,272)
                                      --------    -----------   -----------   -----------
Net unrealized appreciation
 (depreciation) during the year....    150,787     (2,106,440)   (6,220,883)   (4,372,679)
                                      --------    -----------   -----------   -----------
Net realized and unrealized (loss)
 gain on investments...............    240,510     (3,769,839)   (4,134,310)   (5,672,375)
                                      --------    -----------   -----------   -----------
Net increase (decrease) in net
 assets resulting from
 operations........................   $358,991    $(3,831,603)  $(4,340,626)  $(5,467,530)
                                      ========    ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                                            FEDERATED FUND
                                                    SCUDDER                       DREYFUS       DREYFUS        FOR U.S.
                                       SCUDDER    GROWTH AND       SCUDDER        GROWTH       SOCIALLY       GOVERNMENT
                                        BOND        INCOME      INTERNATIONAL   AND INCOME    RESPONSIBLE    SECURITIES II
                                      PORTFOLIO    PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...........................  $686,597    $  102,937     $    91,350    $    65,503   $   19,134      $  648,405
EXPENSES
Mortality and expense risks.........   162,574       138,444         142,293        159,886      146,451         261,918
                                      --------    -----------    -----------    -----------   -----------     ----------
Net investment income (loss)........   524,023       (35,507)        (50,943)       (94,383)    (127,317)        386,487
                                      --------    -----------    -----------    -----------   -----------     ----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested........................        --            --              --             --           --              --
Net realized gain (loss) from
  redemption of investment shares...   123,742    (1,740,187)       (741,091)    (1,108,197)  (2,504,423)        723,713
                                      --------    -----------    -----------    -----------   -----------     ----------
Net realized gain (loss) on
  investments.......................   123,742    (1,740,187)       (741,091)    (1,108,197)  (2,504,423)        723,713
                                      --------    -----------    -----------    -----------   -----------     ----------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.................   272,339    (2,750,546)         16,149       (822,202)  (5,131,217)        722,332
  End of year.......................   288,306    (3,882,623)     (1,350,687)    (3,408,649)  (6,330,033)        989,069
                                      --------    -----------    -----------    -----------   -----------     ----------
Net unrealized appreciation
  (depreciation) during the year....    15,967    (1,132,077)     (1,366,836)    (2,586,447)  (1,198,816)        266,737
                                      --------    -----------    -----------    -----------   -----------     ----------
Net realized and unrealized gain
  (loss) on investments.............   139,709    (2,872,264)     (2,107,927)    (3,694,644)  (3,703,239)        990,450
                                      --------    -----------    -----------    -----------   -----------     ----------
Net increase (decrease) in net
  assets resulting from
  operations........................  $663,732    $(2,907,771)   $(2,158,870)   $(3,789,027)  $(3,830,556)    $1,376,937
                                      ========    ===========    ===========    ===========   ===========     ==========


                                                          NEUBERGER
                                         FEDERATED      BERMAN LIMITED      NEUBERGER
                                      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                         PORTFOLIO        PORTFOLIO         PORTFOLIO
------------------------------------  --------------------------------------------------
INVESTMENT INCOME
Dividends...........................    $   229,027        $74,223          $   3,930
EXPENSES
Mortality and expense risks.........         52,694         20,817              9,069
                                        -----------        -------          ---------
Net investment income (loss)........        176,333         53,406             (5,139)
                                        -----------        -------          ---------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested........................             --             --                 --
Net realized gain (loss) from
  redemption of investment shares...     (1,232,681)         3,239           (137,563)
                                        -----------        -------          ---------
Net realized gain (loss) on
  investments.......................     (1,232,681)         3,239           (137,563)
                                        -----------        -------          ---------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year.................     (1,664,296)        41,733           (133,108)
  End of year.......................     (1,754,827)        44,399           (206,623)
                                        -----------        -------          ---------
Net unrealized appreciation
  (depreciation) during the year....        (90,531)         2,666            (73,515)
                                        -----------        -------          ---------
Net realized and unrealized gain
  (loss) on investments.............     (1,323,212)         5,905           (211,078)
                                        -----------        -------          ---------
Net increase (decrease) in net
  assets resulting from
  operations........................    $(1,146,879)       $59,311          $(216,217)
                                        ===========        =======          =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                   VAN ECK
                                        VAN ECK      VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN        MFS
                                       WORLDWIDE    WORLDWIDE     EMERGING      WORLDWIDE        SMALL          EMERGING
                                         BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION   GROWTH SERIES
                                       PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends............................        --     $   6,874    $    11,070    $  43,491              --              --
EXPENSES
Mortality and expense risks..........  $ 37,357        19,198         83,907       28,817     $    30,770       $  16,409
                                       --------     ---------    -----------    ---------     -----------       ---------
Net investment (loss) income.........   (37,357)      (12,324)       (72,837)      14,674         (30,770)        (16,409)
                                       --------     ---------    -----------    ---------     -----------       ---------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS
Capital gain distributions
  reinvested.........................        --            --             --           --              --              --
Net realized gain (loss) from
  redemption of investment shares....    92,090       (84,566)      (962,295)      33,356      (1,518,217)       (219,507)
                                       --------     ---------    -----------    ---------     -----------       ---------
Net realized gain (loss) on
  investments........................    92,090       (84,566)      (962,295)      33,356      (1,518,217)       (219,507)
                                       --------     ---------    -----------    ---------     -----------       ---------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year..................   (94,526)     (100,501)    (1,059,826)      70,372      (2,569,994)       (642,645)
  End of year........................   358,571      (190,923)      (311,533)    (195,181)     (1,746,487)       (929,100)
                                       --------     ---------    -----------    ---------     -----------       ---------
Net unrealized appreciation
  (depreciation) during the year.....   453,097       (90,422)       748,293     (265,553)        823,507        (286,455)
                                       --------     ---------    -----------    ---------     -----------       ---------
Net realized and unrealized gain
  (loss) on investments..............   545,187      (174,988)      (214,002)    (232,197)       (694,710)       (505,962)
                                       --------     ---------    -----------    ---------     -----------       ---------
Net increase (decrease) in net assets
  resulting from operations..........  $507,830     $(187,312)   $  (286,839)   $(217,523)    $  (725,480)      $(522,371)
                                       ========     =========    ===========    =========     ===========       =========

                                                           MFS
                                           MFS             NEW           MFS
                                        INVESTORS       DISCOVERY     RESEARCH
                                       TRUST SERIES      SERIES        SERIES
                                        PORTFOLIO       PORTFOLIO     PORTFOLIO
-------------------------------------  ----------------------------------------
INVESTMENT INCOME
Dividends............................   $   7,167              --     $     681
EXPENSES
Mortality and expense risks..........      19,634       $  11,080         8,485
                                        ---------       ---------     ---------
Net investment (loss) income.........     (12,467)        (11,080)       (7,804)
                                        ---------       ---------     ---------
NET REALIZED AND UNREALIZED (LOSS)
  GAIN ON INVESTMENTS
Capital gain distributions
  reinvested.........................          --              --            --
Net realized gain (loss) from
  redemption of investment shares....    (162,230)       (105,189)      (80,637)
                                        ---------       ---------     ---------
Net realized gain (loss) on
  investments........................    (162,230)       (105,189)      (80,637)
                                        ---------       ---------     ---------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year..................    (193,030)         11,012      (160,492)
  End of year........................    (388,901)       (223,575)     (264,515)
                                        ---------       ---------     ---------
Net unrealized appreciation
  (depreciation) during the year.....    (195,871)       (234,587)     (104,023)
                                        ---------       ---------     ---------
Net realized and unrealized gain
  (loss) on investments..............    (358,101)       (339,776)     (184,660)
                                        ---------       ---------     ---------
Net increase (decrease) in net assets
  resulting from operations..........   $(370,568)      $(350,856)    $(192,464)
                                        =========       =========     =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Operations for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                                          FIDELITY        STRONG
                                       PIMCO         PIMCO        FIDELITY     FIDELITY     FIDELITY       VIP III        MID-CAP
                                     HIGH YIELD   TOTAL RETURN     VIP III      VIP III     VIP III        GROWTH         GROWTH
                                        BOND          BOND         GROWTH      OVERSEAS    CONTRAFUND   OPPORTUNITIES     FUND II
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $285,865      $230,244     $     9,881   $  13,171   $  28,998      $   7,248              --
EXPENSES
Mortality and expense risks........     49,618        75,742          95,455      23,646      54,738         12,572     $    65,130
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
Net investment income (loss).......    236,247       154,502         (85,574)    (10,475)    (25,740)        (5,324)        (65,130)
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested.......................         --        55,691              --          --          --             --              --
Net realized gain (loss) from
  redemption of investment
  shares...........................    328,533        67,538        (475,329)    126,320    (393,545)       (84,476)     (2,186,874)
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
Net realized gain (loss) on
  investments......................    328,533       123,229        (475,329)    126,320    (393,545)       (84,476)     (2,186,874)
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year................     (4,397)        1,078           5,137      11,278    (541,908)       (50,100)     (1,349,350)
  End of year......................     98,953        82,023      (2,151,604)   (388,092)   (600,443)      (205,833)     (1,469,136)
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
Net unrealized appreciation
  (depreciation) during the year...    103,350        80,945      (2,156,741)   (399,370)    (58,535)      (155,733)       (119,786)
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
Net realized and unrealized gain
  (loss) on investments............    431,883       204,174      (2,632,070)   (273,050)   (452,080)      (240,209)     (2,306,660)
                                      --------      --------     -----------   ---------   ---------      ---------     -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................   $668,130      $358,676     $(2,717,644)  $(283,525)  $(477,820)     $(245,533)    $(2,371,790)
                                      ========      ========     ===========   =========   =========      =========     ===========


                                       STRONG
                                     OPPORTUNITY
                                       FUND II
                                      PORTFOLIO
-----------------------------------  -----------
INVESTMENT INCOME
Dividends..........................  $    81,031
EXPENSES
Mortality and expense risks........       52,553
                                     -----------
Net investment income (loss).......       28,478
                                     -----------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Capital gain distributions
  reinvested.......................           --
Net realized gain (loss) from
  redemption of investment
  shares...........................     (759,575)
                                     -----------
Net realized gain (loss) on
  investments......................     (759,575)
                                     -----------
Net unrealized (depreciation)
  appreciation of investments:
  Beginning of year................     (636,232)
  End of year......................   (1,221,177)
                                     -----------
Net unrealized appreciation
  (depreciation) during the year...     (584,945)
                                     -----------
Net realized and unrealized gain
  (loss) on investments............   (1,344,520)
                                     -----------
Net increase (decrease) in net
  assets resulting from
  operations.......................  $(1,316,042)
                                     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                ALL PRO BROAD      MONEY                                     MID CAP
                                                   EQUITY          MARKET         BOND        BALANCED       GROWTH
                                    TOTAL         PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................  $   2,613,708   $    (67,217)   $    (24,376)  $   548,743   $   249,040   $  (276,104)
Net realized (loss) gain on
 investments..................    (78,360,954)      (454,193)             --       313,005    (1,190,145)   (2,400,799)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (57,655,163)    (5,552,457)             --       523,826      (774,690)   (3,131,565)
                                -------------   ------------    ------------   -----------   -----------   -----------
Net (decrease) increase in net
 assets from operations.......   (133,402,409)    (6,073,867)        (24,376)    1,385,574    (1,715,795)   (5,808,468)
                                -------------   ------------    ------------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net
 premiums.....................     24,549,612        477,021       9,302,367       469,814       568,898       629,015
Administrative charges........       (609,329)       (19,339)        (54,942)      (16,258)      (13,429)      (19,885)
Surrenders and forfeitures....   (158,828,453)    (5,024,278)    (29,437,803)   (4,368,819)   (2,184,954)   (3,574,546)
Transfers between portfolios
 and the Guaranteed Account...     (6,615,987)    (1,006,006)      6,775,431     3,766,441      (869,271)     (323,917)
Net repayments (withdrawals)
 due to contract loans........         42,212          4,213            (307)       (1,758)        1,490           491
Withdrawals due to death
 benefits.....................     (4,800,019)      (176,447)       (633,064)     (231,528)      (58,827)     (123,395)
                                -------------   ------------    ------------   -----------   -----------   -----------
Net (decrease) increase in net
 assets derived from contract
 transactions.................   (146,261,964)    (5,744,836)    (14,048,318)     (382,108)   (2,556,093)   (3,412,237)
                                -------------   ------------    ------------   -----------   -----------   -----------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............       (225,000)            --         (25,000)           --            --      (125,000)
                                -------------   ------------    ------------   -----------   -----------   -----------
Total (decrease) increase in
 net assets...................   (279,889,373)   (11,818,703)    (14,097,694)    1,003,466    (4,271,888)   (9,345,705)
NET ASSETS
 Beginning of year............    831,568,761     27,779,553      74,933,553    17,624,648    15,432,156    23,778,548
                                -------------   ------------    ------------   -----------   -----------   -----------
 End of year..................  $ 551,679,388   $ 15,960,850    $ 60,835,859   $18,628,114   $11,160,268   $14,432,843
                                =============   ============    ============   ===========   ===========   ===========
CHANGES IN UNITS
 Beginning units..............      1,047,979         53,096         114,827        28,831        28,545        21,777
                                -------------   ------------    ------------   -----------   -----------   -----------
 Net unit purchases/(sales)...       (181,547)       (12,013)        (21,598)         (361)       (4,806)       (4,986)
                                -------------   ------------    ------------   -----------   -----------   -----------
 Ending units.................        866,432         41,083          93,229        28,470        23,739        16,791
                                =============   ============    ============   ===========   ===========   ===========

                                                ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                INTERNATIONAL    CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
------------------------------  --------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income
 (loss).......................   $   (15,690)    $  (136,962)    $   113,154     $  (178,670)    $   555,966    $    (21,029)
Net realized (loss) gain on
 investments..................      (499,993)     (6,997,579)       (515,882)     (7,351,126)        579,623     (24,653,815)
Net unrealized (depreciation)
 appreciation of investments
 during the year..............    (1,181,912)      3,541,660      (1,660,009)      1,272,166      (4,076,275)      2,952,309
                                 -----------     -----------     -----------     -----------     -----------    ------------
Net (decrease) increase in net
 assets from operations.......    (1,697,595)     (3,592,881)     (2,062,737)     (6,257,630)     (2,940,686)    (21,722,535)
                                 -----------     -----------     -----------     -----------     -----------    ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net
 premiums.....................       307,028         530,870         686,588         569,755         580,009       1,976,670
Administrative charges........       (11,742)        (10,644)        (10,990)        (14,445)        (11,900)        (77,574)
Surrenders and forfeitures....    (3,501,378)     (1,637,835)     (1,618,072)     (2,219,834)     (1,540,571)    (14,959,016)
Transfers between portfolios
 and the Guaranteed Account...       355,275        (365,387)      1,447,486        (546,052)        681,061      (4,682,781)
Net repayments (withdrawals)
 due to contract loans........         1,834          (1,029)           (742)          5,191             299          (1,252)
Withdrawals due to death
 benefits.....................       (50,013)        (41,546)        (83,619)        (46,762)       (168,807)       (433,478)
                                 -----------     -----------     -----------     -----------     -----------    ------------
Net (decrease) increase in net
 assets derived from contract
 transactions.................    (2,898,996)     (1,525,571)        420,651      (2,252,147)       (459,909)    (18,177,431)
                                 -----------     -----------     -----------     -----------     -----------    ------------
Amounts withdrawn by
 Nationwide Life and Annuity
 Company of America, including
 seed money and
 reimbursements...............       (25,000)             --              --              --              --              --
                                 -----------     -----------     -----------     -----------     -----------    ------------
Total (decrease) increase in
 net assets...................    (4,621,591)     (5,118,452)     (1,642,086)     (8,509,777)     (3,400,595)    (39,899,966)
NET ASSETS
 Beginning of year............    15,972,937      12,637,430      11,605,637      17,444,353      13,277,489      99,419,032
                                 -----------     -----------     -----------     -----------     -----------    ------------
 End of year..................   $11,351,346     $ 7,518,978     $ 9,963,551     $ 8,934,576     $ 9,876,894    $ 59,519,066
                                 ===========     ===========     ===========     ===========     ===========    ============
CHANGES IN UNITS
 Beginning units..............        24,197          28,318          24,033          29,368          26,967          78,359
                                 -----------     -----------     -----------     -----------     -----------    ------------
 Net unit purchases/(sales)...        (5,580)         (4,559)            424          (5,385)         (2,875)        (17,116)
                                 -----------     -----------     -----------     -----------     -----------    ------------
 Ending units.................        18,617          23,759          24,457          23,983          24,092          61,243
                                 ===========     ===========     ===========     ===========     ===========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                     FIDELITY       FIDELITY                                    FIDELITY
                                       HIGH         EQUITY-        FIDELITY      FIDELITY        ASSET         FIDELITY
                                      INCOME         INCOME         GROWTH       OVERSEAS       MANAGER       CONTRAFUND
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   967,257   $    285,063   $   (814,469)  $   (12,737)  $    763,944   $   (245,021)
Net realized (loss) gain on
 investments......................   (4,729,676)      (250,394)   (11,410,793)     (573,945)    (2,595,779)    (1,900,304)
Net unrealized appreciation
 (depreciation) of investments
 during the year..................    3,820,952    (11,432,926)   (16,394,892)       12,531       (974,088)    (3,444,897)
                                    -----------   ------------   ------------   -----------   ------------   ------------
Net increase (decrease) in net
 assets from operations...........       58,533    (11,398,257)   (28,620,154)     (574,151)    (2,805,923)    (5,590,222)
                                    -----------   ------------   ------------   -----------   ------------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums......      160,714        863,077      1,514,719        50,723        273,036        887,299
Administrative charges............       (6,657)       (42,544)       (69,611)       (2,036)       (17,726)       (43,373)
Surrenders and forfeitures........   (2,132,272)   (14,017,223)   (16,436,206)     (622,562)    (5,668,463)   (10,976,235)
Transfers between portfolios and
 the Guaranteed Account...........     (236,506)    (1,563,535)   (10,688,446)     (234,006)    (2,904,557)    (3,148,388)
Net repayments (withdrawals) due
 to contract loans................        4,889          8,508          8,170          (916)        (4,567)        (1,533)
Withdrawals due to death
 benefits.........................     (138,781)      (508,018)      (550,164)      (58,104)      (275,184)       (21,380)
                                    -----------   ------------   ------------   -----------   ------------   ------------
Net decrease in net assets derived
 from contract transactions.......   (2,348,613)   (15,259,735)   (26,221,538)     (866,901)    (8,597,461)   (13,303,610)
                                    -----------   ------------   ------------   -----------   ------------   ------------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................           --             --        (50,000)           --             --             --
                                    -----------   ------------   ------------   -----------   ------------   ------------
Total decrease in net assets......   (2,290,080)   (26,657,992)   (54,891,692)   (1,441,052)   (11,403,384)   (18,893,832)
NET ASSETS
 Beginning of year................   10,709,615     69,788,827    104,018,271     3,340,633     30,798,276     58,204,466
                                    -----------   ------------   ------------   -----------   ------------   ------------
 End of year......................  $ 8,419,535   $ 43,130,835   $ 49,126,579   $ 1,899,581   $ 19,394,892   $ 39,310,634
                                    ===========   ============   ============   ===========   ============   ============
CHANGES IN UNITS
 Beginning units..................       20,254         59,578         86,317         5,907         36,139         52,788
                                    -----------   ------------   ------------   -----------   ------------   ------------
 Net unit purchases/(sales).......       (4,655)       (14,624)       (27,142)       (1,649)       (10,878)       (12,916)
                                    -----------   ------------   ------------   -----------   ------------   ------------
 Ending units.....................       15,599         44,954         59,175         4,258         25,261         39,872
                                    ===========   ============   ============   ===========   ============   ============

                                     FIDELITY
                                    INVESTMENT        OCC           OCC            OCC
                                    GRADE BOND      EQUITY       SMALL CAP       MANAGED
                                     PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------  -------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   118,481   $   (61,764)  $   (206,316)  $    204,845
Net realized (loss) gain on
 investments......................       89,723    (1,663,399)     2,086,573     (1,299,696)
Net unrealized appreciation
 (depreciation) of investments
 during the year..................      150,787    (2,106,440)    (6,220,883)    (4,372,679)
                                    -----------   -----------   ------------   ------------
Net increase (decrease) in net
 assets from operations...........      358,991    (3,831,603)    (4,340,626)    (5,467,530)
                                    -----------   -----------   ------------   ------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums......      171,220       242,455        265,501        384,573
Administrative charges............       (3,027)      (10,061)       (11,346)       (20,878)
Surrenders and forfeitures........   (1,220,384)   (2,910,049)    (4,265,964)    (6,266,303)
Transfers between portfolios and
 the Guaranteed Account...........      600,540    (1,746,558)    (1,904,235)    (2,234,880)
Net repayments (withdrawals) due
 to contract loans................          103           110          1,978            310
Withdrawals due to death
 benefits.........................       (8,340)      (63,662)       (87,613)      (251,500)
                                    -----------   -----------   ------------   ------------
Net decrease in net assets derived
 from contract transactions.......     (459,888)   (4,487,765)    (6,001,679)    (8,388,678)
                                    -----------   -----------   ------------   ------------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements...................           --            --             --        (50,000)
                                    -----------   -----------   ------------   ------------
Total decrease in net assets......     (100,897)   (8,319,368)   (10,342,305)   (13,906,208)
NET ASSETS
 Beginning of year................    4,531,601    18,665,127     19,604,523     33,987,931
                                    -----------   -----------   ------------   ------------
 End of year......................  $ 4,430,704   $10,345,759   $  9,262,218   $ 20,081,723
                                    ===========   ===========   ============   ============
CHANGES IN UNITS
 Beginning units..................        6,479        15,648         18,327         28,838
                                    -----------   -----------   ------------   ------------
 Net unit purchases/(sales).......         (660)       (4,473)        (7,146)        (8,033)
                                    -----------   -----------   ------------   ------------
 Ending units.....................        5,819        11,175         11,181         20,805
                                    ===========   ===========   ============   ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                                            FEDERATED FUND
                                                    SCUDDER                       DREYFUS       DREYFUS        FOR U.S.
                                      SCUDDER     GROWTH AND       SCUDDER        GROWTH       SOCIALLY       GOVERNMENT
                                       BOND         INCOME      INTERNATIONAL   AND INCOME    RESPONSIBLE    SECURITIES II
                                     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......  $   524,023   $  (35,507)    $   (50,943)   $   (94,383)  $ (127,317)     $   386,487
Net realized gain (loss) on
  investments.....................      123,742   (1,740,187)       (741,091)    (1,108,197)  (2,504,423)         723,713
Net unrealized appreciation
  (depreciation) of investments
  during the year.................       15,967   (1,132,077)     (1,366,836)    (2,586,447)  (1,198,816)         266,737
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net increase (decrease) in net
  assets from operations..........      663,732   (2,907,771)     (2,158,870)    (3,789,027)  (3,830,556)       1,376,937
                                    -----------   -----------    -----------    -----------   -----------     -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractowners' net premiums......      156,345      211,698         248,977        187,844      335,619          411,745
Administrative charges............       (6,952)      (7,878)         (7,717)        (9,849)     (11,974)          (7,846)
Surrenders and forfeitures........   (2,698,078)  (1,837,349)     (2,672,312)    (3,368,514)  (2,190,165)      (5,552,259)
Transfers between portfolios and
  the Guaranteed Account..........     (254,659)  (1,414,292)       (653,852)    (1,250,796)  (2,700,457)      10,062,977
Net repayments (withdrawals) due
  to contract loans...............          848          979           3,232          7,447        2,453              713
Withdrawals due to death
  benefits........................      (14,933)     (41,136)        (27,045)      (154,210)     (44,157)        (139,386)
                                    -----------   -----------    -----------    -----------   -----------     -----------
Net (decrease) increase in net
  assets derived from contract
  transactions....................   (2,817,429)  (3,087,978)     (3,108,717)    (4,588,078)  (4,608,681)       4,775,944
                                    -----------   -----------    -----------    -----------   -----------     -----------
Total (decrease) increase in net
  assets..........................   (2,153,697)  (5,995,749)     (5,267,587)    (8,377,105)  (8,439,237)       6,152,881
NET ASSETS
  Beginning of year...............   13,378,479   13,059,780      12,809,710     15,754,599   15,527,801       16,454,448
                                    -----------   -----------    -----------    -----------   -----------     -----------
  End of year.....................  $11,224,782   $7,064,031     $ 7,542,123    $ 7,377,494   $7,088,564      $22,607,329
                                    ===========   ===========    ===========    ===========   ===========     ===========
CHANGES IN UNITS
  Beginning units.................       19,210       15,294          21,236         15,844       15,381           23,448
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Net unit purchases/(sales)......       (4,042)      (4,400)         (5,720)        (5,788)      (5,369)           6,523
                                    -----------   -----------    -----------    -----------   -----------     -----------
  Ending units....................       15,168       10,894          15,516         10,056       10,012           29,971
                                    ===========   ===========    ===========    ===========   ===========     ===========


                                                        NEUBERGER
                                       FEDERATED      BERMAN LIMITED      NEUBERGER
                                    UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO
----------------------------------  --------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......    $   176,333       $   53,406        $  (5,139)
Net realized gain (loss) on
  investments.....................     (1,232,681)           3,239         (137,563)
Net unrealized appreciation
  (depreciation) of investments
  during the year.................        (90,531)           2,666          (73,515)
                                      -----------       ----------        ---------
Net increase (decrease) in net
  assets from operations..........     (1,146,879)          59,311         (216,217)
                                      -----------       ----------        ---------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractowners' net premiums......         45,547           38,233           33,063
Administrative charges............         (2,610)          (1,226)          (1,094)
Surrenders and forfeitures........       (987,044)        (267,999)        (158,260)
Transfers between portfolios and
  the Guaranteed Account..........       (398,994)         160,985          (43,247)
Net repayments (withdrawals) due
  to contract loans...............           (825)          (1,057)            (175)
Withdrawals due to death
  benefits........................        (32,980)              --               --
                                      -----------       ----------        ---------
Net (decrease) increase in net
  assets derived from contract
  transactions....................     (1,376,906)         (71,064)        (169,713)
                                      -----------       ----------        ---------
Total (decrease) increase in net
  assets..........................     (2,523,785)         (11,753)        (385,930)
NET ASSETS
  Beginning of year...............      5,302,053        1,492,886          912,574
                                      -----------       ----------        ---------
  End of year.....................    $ 2,778,268       $1,481,133        $ 526,644
                                      ===========       ==========        =========
CHANGES IN UNITS
  Beginning units.................          7,755            2,295            1,771
                                      -----------       ----------        ---------
  Net unit purchases/(sales)......         (2,349)            (107)            (449)
                                      -----------       ----------        ---------
  Ending units....................          5,406            2,188            1,322
                                      ===========       ==========        =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                 VAN ECK
                                      VAN ECK       VAN ECK     WORLDWIDE      VAN ECK     ALGER AMERICAN        MFS
                                     WORLDWIDE     WORLDWIDE     EMERGING     WORLDWIDE        SMALL          EMERGING
                                        BOND      HARD ASSETS    MARKETS     REAL ESTATE   CAPITALIZATION   GROWTH SERIES
                                     PORTFOLIO     PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO        PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......  $ (37,357)   $  (12,324)   $ (72,837)   $   14,674     $   (30,770)     $  (16,409)
Net realized gain (loss) on
 investments.......................     92,090       (84,566)    (962,295)       33,356      (1,518,217)       (219,507)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................    453,097       (90,422)     748,293      (265,553)        823,507        (286,455)
                                     ----------   ----------    ----------   ----------     -----------      ----------
Net increase (decrease) in net
 assets from operations............    507,830      (187,312)    (286,839)     (217,523)       (725,480)       (522,371)
                                     ----------   ----------    ----------   ----------     -----------      ----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......     46,605       120,224      231,390       199,601         108,395          24,502
Administrative charges.............     (2,088)       (1,262)      (7,261)       (2,057)         (2,646)         (2,462)
Surrenders and forfeitures.........   (419,379)     (142,611)    (789,473)     (357,223)       (420,071)        (43,988)
Transfers between portfolios and
 the Guaranteed Account............  2,417,621       908,372      210,347       991,330        (194,580)         23,848
Net (withdrawals) repayments due to
 contract loans....................       (171)        6,292           37        (4,761)         (3,060)             --
Withdrawals due to death
 benefits..........................    (42,136)           --      (29,760)      (27,871)        (34,612)             --
                                     ----------   ----------    ----------   ----------     -----------      ----------
Net increase (decrease) in net
 assets derived from contract
 transactions......................  2,000,452       891,015     (384,720)      799,019        (546,574)          1,900
                                     ----------   ----------    ----------   ----------     -----------      ----------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................         --            --      (75,000)           --              --              --
                                     ----------   ----------    ----------   ----------     -----------      ----------
Total increase (decrease) in net
 assets............................  2,508,282       703,703     (746,559)      581,496      (1,272,054)       (520,471)
NET ASSETS
 Beginning of year.................  1,708,844       822,889    5,900,221     1,447,820       2,944,081       1,494,090
                                     ----------   ----------    ----------   ----------     -----------      ----------
 End of year.......................  $4,217,126   $1,526,592    $5,153,662   $2,029,316     $ 1,672,027      $  973,619
                                     ==========   ==========    ==========   ==========     ===========      ==========
CHANGES IN UNITS
 Beginning units...................      3,301         1,938       17,789         2,812           6,683           5,658
                                     ----------   ----------    ----------   ----------     -----------      ----------
 Net unit purchases/(sales)........      3,588         1,927       (1,388)        1,412          (1,477)             (4)
                                     ----------   ----------    ----------   ----------     -----------      ----------
 Ending units......................      6,889         3,865       16,401         4,224           5,206           5,654
                                     ==========   ==========    ==========   ==========     ===========      ==========


                                         MFS             MFS           MFS
                                      INVESTORS     NEW DISCOVERY   RESEARCH
                                     TRUST SERIES      SERIES        SERIES
                                      PORTFOLIO       PORTFOLIO     PORTFOLIO
-----------------------------------  ----------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $  (12,467)    $  (11,080)    $  (7,804)
Net realized gain (loss) on
 investments.......................     (162,230)      (105,189)      (80,637)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................     (195,871)      (234,587)     (104,023)
                                      ----------     ----------     ---------
Net increase (decrease) in net
 assets from operations............     (370,568)      (350,856)     (192,464)
                                      ----------     ----------     ---------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......       16,287         13,419         5,795
Administrative charges.............       (2,608)        (1,319)         (911)
Surrenders and forfeitures.........      (60,711)       (22,592)       (8,527)
Transfers between portfolios and
 the Guaranteed Account............     (171,105)       (63,967)      (22,361)
Net (withdrawals) repayments due to
 contract loans....................           --             --            --
Withdrawals due to death
 benefits..........................      (10,269)            --        (5,996)
                                      ----------     ----------     ---------
Net increase (decrease) in net
 assets derived from contract
 transactions......................     (228,406)       (74,459)      (32,000)
                                      ----------     ----------     ---------
Amounts withdrawn by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................           --             --            --
                                      ----------     ----------     ---------
Total increase (decrease) in net
 assets............................     (598,974)      (425,315)     (224,464)
NET ASSETS
 Beginning of year.................    1,717,121      1,008,976       727,091
                                      ----------     ----------     ---------
 End of year.......................   $1,118,147     $  583,661     $ 502,627
                                      ==========     ==========     =========
CHANGES IN UNITS
 Beginning units...................        4,165          2,279         2,056
                                      ----------     ----------     ---------
 Net unit purchases/(sales)........         (685)          (326)         (145)
                                      ----------     ----------     ---------
 Ending units......................        3,480          1,953         1,911
                                      ==========     ==========     =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2002

--------------------------------------------------------------------------------

                                                                                                            FIDELITY
                                        PIMCO         PIMCO        FIDELITY      FIDELITY     FIDELITY       VIP III
                                     HIGH YIELD    TOTAL RETURN     VIP III      VIP III      VIP III        GROWTH
                                        BOND           BOND         GROWTH       OVERSEAS    CONTRAFUND   OPPORTUNITIES
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   236,247   $   154,502    $   (85,574)  $  (10,475)  $ (25,740)     $  (5,324)
Net realized gain (loss) on
 investments.......................      328,533       123,229       (475,329)     126,320    (393,545)       (84,476)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................      103,350        80,945     (2,156,741)    (399,370)    (58,535)      (155,733)
                                     -----------   -----------    -----------   ----------   ----------     ---------
Net increase (decrease) in net
 assets from operations............      668,130       358,676     (2,717,644)    (283,525)   (477,820)      (245,533)
                                     -----------   -----------    -----------   ----------   ----------     ---------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......       49,780       137,034        250,787       47,624     150,612         22,074
Administrative charges.............       (2,035)       (5,047)       (12,654)      (2,361)     (6,976)        (1,702)
Surrenders and forfeitures.........      (57,845)     (336,514)      (427,413)     (81,613)   (203,782)       (53,806)
Transfers between portfolios and
 the Guaranteed Account............    8,411,240    (4,466,563)       355,979       (1,776)   (172,841)       168,239
Net (withdrawals) repayments due to
 contract loans....................           --        (3,986)         3,760        5,167          --             --
Withdrawals due to death
 benefits..........................       (9,450)      (31,368)       (48,571)      (5,205)    (51,738)        (3,369)
                                     -----------   -----------    -----------   ----------   ----------     ---------
Net increase (decrease) in net
 assets derived from contract
 transactions......................    8,391,690    (4,706,444)       121,888      (38,164)   (284,725)       131,436
                                     -----------   -----------    -----------   ----------   ----------     ---------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................           --       125,000             --           --          --             --
                                     -----------   -----------    -----------   ----------   ----------     ---------
Total increase (decrease) in net
 assets............................    9,059,820    (4,222,768)    (2,595,756)    (321,689)   (762,545)      (114,097)
NET ASSETS
 Beginning of year.................    1,378,167     8,767,654      7,960,116    1,807,734   4,084,258        950,545
                                     -----------   -----------    -----------   ----------   ----------     ---------
 End of year.......................  $10,437,987   $ 4,544,886    $ 5,364,360   $1,486,045   $3,321,713     $ 836,448
                                     ===========   ===========    ===========   ==========   ==========     =========
CHANGES IN UNITS
 Beginning units...................        2,730        15,053         22,864        5,724      10,247          2,620
                                     -----------   -----------    -----------   ----------   ----------     ---------
 Net unit purchases/(sales)........       18,814        (7,942)          (441)         278        (902)           385
                                     -----------   -----------    -----------   ----------   ----------     ---------
 Ending units......................       21,544         7,111         22,423        6,002       9,345          3,005
                                     ===========   ===========    ===========   ==========   ==========     =========

                                       STRONG
                                       MID-CAP       STRONG
                                       GROWTH      OPPORTUNITY
                                       FUND II       FUND II
                                      PORTFOLIO     PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------   ----------
---------------
FROM OPERATIONS
Net investment income (loss).......  $   (65,130)  $    28,478
Net realized gain (loss) on
 investments.......................   (2,186,874)     (759,575)
Net unrealized appreciation
 (depreciation) of investments
 during the year...................     (119,786)     (584,945)
                                     -----------   -----------
Net increase (decrease) in net
 assets from operations............   (2,371,790)   (1,316,042)
                                     -----------   -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net premiums.......      353,130       191,930
Administrative charges.............       (5,858)       (4,529)
Surrenders and forfeitures.........     (657,478)     (430,680)
Transfers between portfolios and
 the Guaranteed Account............      (50,053)      360,909
Net (withdrawals) repayments due to
 contract loans....................          472          (635)
Withdrawals due to death
 benefits..........................      (26,737)       (8,858)
                                     -----------   -----------
Net increase (decrease) in net
 assets derived from contract
 transactions......................     (386,524)      108,137
                                     -----------   -----------
Amounts contributed by Nationwide
 Life and Annuity Company of
 America, including seed money and
 reimbursements....................           --            --
                                     -----------   -----------
Total increase (decrease) in net
 assets............................   (2,758,314)   (1,207,905)
NET ASSETS
 Beginning of year.................    6,330,078     4,272,140
                                     -----------   -----------
 End of year.......................  $ 3,571,764   $ 3,064,235
                                     ===========   ===========
CHANGES IN UNITS
 Beginning units...................       22,188         9,045
                                     -----------   -----------
 Net unit purchases/(sales)........       (1,858)          (51)
                                     -----------   -----------
 Ending units......................       20,330         8,994
                                     ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                          **ALL PRO
                                            BROAD          MONEY                                    **MID CAP
                                            EQUITY         MARKET         BOND       **BALANCED      GROWTH      INTERNATIONAL
                                          SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income..................  $    472,591   $  1,471,878   $   574,141   $   327,714   $ 3,022,417    $   542,397
Net realized gain (loss) on
  investments..........................     2,279,257                     (120,821)      161,133     1,889,746     (1,253,448)
Net unrealized (depreciation)
  appreciation of investments during
  the year.............................    (8,486,462)                     346,945    (1,853,040)   (6,325,332)    (1,963,681)
                                         ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  from operations......................    (5,734,614)     1,471,878       800,265    (1,364,193)   (1,413,169)    (2,674,732)
                                         ------------   ------------   -----------   -----------   -----------    -----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums..........       941,912     41,549,012     3,375,019     1,657,514     1,804,530      1,198,928
Administrative charges.................       (22,211)       (47,308)      (11,256)      (11,572)      (18,569)       (12,020)
Surrenders and forfeitures.............    (6,284,327)   (20,560,696)   (1,841,299)   (1,952,180)   (2,455,713)    (2,809,947)
Transfers between investment
  portfolios...........................    (1,206,328)    (6,258,282)    2,941,806     2,417,946     1,732,527        240,416
Net (withdrawals) repayments due to
  policy loans.........................        (2,852)        39,186         6,794       (12,095)       13,448          1,454
Withdrawals due to death benefits......       (72,831)      (213,010)     (150,980)     (164,358)      (62,441)      (115,919)
                                         ------------   ------------   -----------   -----------   -----------    -----------
Net (decrease) increase in net assets
  derived from contract transactions...    (6,646,637)    14,508,902     4,320,084     1,935,255     1,013,782     (1,497,088)
                                         ------------   ------------   -----------   -----------   -----------    -----------
Total (decrease) increase in net
  assets...............................   (12,381,251)    15,980,780     5,120,349       571,062      (399,387)    (4,171,820)
NET ASSETS
  Beginning of year....................    40,160,804     58,952,773    12,504,299    14,861,094    24,177,935     20,144,757
                                         ------------   ------------   -----------   -----------   -----------    -----------
  End of year..........................  $ 27,779,553   $ 74,933,553   $17,624,648   $15,432,156   $23,778,548    $15,972,937
                                         ============   ============   ===========   ===========   ===========    ===========
CHANGES IN UNITS
  Beginning units......................        67,564         92,545        25,500        30,106        22,561         26,452
                                         ------------   ------------   -----------   -----------   -----------    -----------
  Net unit purchase/(sales)............       (14,468)        22,282         3,331        (1,561)         (784)        (2,255)
                                         ------------   ------------   -----------   -----------   -----------    -----------
  Ending units.........................        53,096        114,827        28,831        28,545        21,777         24,197
                                         ============   ============   ===========   ===========   ===========    ===========

---------------
** Prior to January 29, 2001, the Market Street Fund All Pro Broad Equity,
   Balanced and Mid Cap Growth Subaccounts were known as the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts, respectively.

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                               ALL PRO LARGE   ALL PRO LARGE   ALL PRO SMALL   ALL PRO SMALL    EQUITY 500
                                                CAP GROWTH       CAP VALUE      CAP GROWTH       CAP VALUE        INDEX
                                                SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment loss..........................   $  (187,635)    $   (61,359)    $  (252,679)    $  (106,361)   $    (92,298)
Net realized (loss) gain on investments......    (1,781,322)       (231,811)     (1,155,724)        549,022      (8,287,503)
Net unrealized (depreciation) appreciation of
  investments during the year................    (1,912,140)        126,077      (2,249,792)        686,033      (9,268,535)
                                                -----------     -----------     -----------     -----------    ------------
Net (decrease) increase in net assets from
  operations.................................    (3,881,097)       (167,093)     (3,658,195)      1,128,694     (17,648,336)
                                                -----------     -----------     -----------     -----------    ------------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums................     1,481,032       2,131,277       2,117,603       2,022,492       6,519,698
Administrative charges.......................       (10,825)         (7,142)        (16,015)         (7,942)        (88,872)
Surrenders and forfeitures...................    (1,351,126)     (1,038,876)     (1,608,605)     (1,092,722)    (13,168,383)
Transfers between investment portfolios......       (34,916)      4,292,418         441,048       4,128,406      (7,184,737)
Net (withdrawals) repayments due to policy
  loans......................................        (1,752)           (390)            560             678           8,332
Withdrawals due to death benefits............       (55,314)        (18,857)        (81,334)        (25,160)       (659,111)
                                                -----------     -----------     -----------     -----------    ------------
Net increase (decrease) in net assets derived
  from contract transactions.................        27,099       5,358,430         853,257       5,025,752     (14,573,073)
                                                -----------     -----------     -----------     -----------    ------------
Total (decrease) increase in net assets......    (3,853,998)      5,191,337      (2,804,938)      6,154,446     (32,221,409)
NET ASSETS
  Beginning of year..........................    16,491,428       6,414,300      20,249,291       7,123,043     131,640,441
                                                -----------     -----------     -----------     -----------    ------------
  End of year................................   $12,637,430     $11,605,637     $17,444,353     $13,277,489    $ 99,419,032
                                                ===========     ===========     ===========     ===========    ============
CHANGES IN UNITS
  Beginning units............................        28,527          12,975          28,249          16,070          89,780
                                                -----------     -----------     -----------     -----------    ------------
  Net unit purchase/(sales)..................          (209)         11,058           1,119          10,897         (11,421)
                                                -----------     -----------     -----------     -----------    ------------
  Ending units...............................        28,318          24,033          29,368          26,967          78,359
                                                ===========     ===========     ===========     ===========    ============

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                               FIDELITY       FIDELITY
                                                                 HIGH         EQUITY-        FIDELITY      FIDELITY
                                                                INCOME         INCOME         GROWTH       OVERSEAS
                                                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)................................  $ 1,639,701   $    328,641   $ (1,600,163)  $   185,063
Net realized (loss) gain on investments.....................   (3,766,089)     5,848,592     12,167,311        57,295
Net unrealized appreciation (depreciation) of investments
  during the year...........................................      377,238    (11,720,709)   (39,100,559)   (1,332,201)
                                                              -----------   ------------   ------------   -----------
Net decrease in net assets from operations..................   (1,749,150)    (5,543,476)   (28,533,411)   (1,089,843)
                                                              -----------   ------------   ------------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............................      314,157      1,486,271      3,477,862       126,117
Administrative charges......................................       (7,629)       (47,383)       (86,661)       (2,578)
Surrenders and forfeitures..................................   (2,214,754)   (12,505,773)   (16,074,018)     (527,816)
Transfers between investment portfolios.....................     (668,126)       373,691     (8,275,598)     (359,441)
Net repayments due to policy loans..........................       12,038          3,119         15,051           470
Withdrawals due to death benefits...........................      (65,309)      (390,499)      (441,369)      (48,894)
                                                              -----------   ------------   ------------   -----------
Net decrease in net assets derived from contract
  transactions..............................................   (2,629,623)   (11,080,574)   (21,384,733)     (812,142)
                                                              -----------   ------------   ------------   -----------
Total decrease in net assets................................   (4,378,773)   (16,624,050)   (49,918,144)   (1,901,985)
NET ASSETS
  Beginning of year.........................................   15,088,388     86,412,877    153,936,415     5,242,618
                                                              -----------   ------------   ------------   -----------
  End of year...............................................  $10,709,615   $ 69,788,827   $104,018,271   $ 3,340,633
                                                              ===========   ============   ============   ===========
CHANGES IN UNITS
  Beginning units...........................................       24,843         69,141        103,767         7,217
                                                              -----------   ------------   ------------   -----------
  Net unit (sales)..........................................       (4,589)        (9,563)       (17,450)       (1,310)
                                                              -----------   ------------   ------------   -----------
  Ending units..............................................       20,254         59,578         86,317         5,907
                                                              ===========   ============   ============   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                            FIDELITY                     FIDELITY
                                              ASSET        FIDELITY     INVESTMENT       OCC           OCC           OCC
                                             MANAGER      CONTRAFUND    GRADE BOND     EQUITY       SMALL CAP      MANAGED
                                           SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.............  $ 1,113,099   $   (353,051)  $ 147,515    $  (150,913)  $  (119,666)  $   385,341
Net realized (loss) gain on
  investments............................     (605,062)     3,842,096     (12,102)        87,501     2,227,222       955,946
Net unrealized (depreciation)
  appreciation of investments during the
  year...................................   (2,735,845)   (14,588,037)    145,682     (1,729,676)     (714,861)   (3,827,920)
                                           -----------   ------------   ----------   -----------   -----------   -----------
Net (decrease) increase in net assets
  from operations........................   (2,227,808)   (11,098,992)    281,095     (1,793,088)    1,392,695    (2,486,633)
                                           -----------   ------------   ----------   -----------   -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums............      688,081      1,981,656     172,067      1,190,826       271,938     1,237,365
Administrative charges...................      (20,747)       (46,533)     (2,553)       (11,756)      (11,005)      (24,612)
Surrenders and forfeitures...............   (6,357,585)    (8,237,311)   (566,456)    (1,823,175)   (2,243,478)   (5,748,215)
Transfers between investment
  portfolios.............................   (1,528,417)    (6,712,110)    946,305      1,605,845     2,936,631       494,293
Net repayments (withdrawals) due to
  policy loans...........................        4,603         (5,979)       (123)        (3,257)       (3,170)          291
Withdrawals due to death benefits........     (212,153)       (67,482)   (143,840)       (52,564)      (23,663)     (393,020)
                                           -----------   ------------   ----------   -----------   -----------   -----------
Net (decrease) increase in net assets
  derived from contract transactions.....   (7,426,218)   (13,087,759)    405,400        905,919       927,253    (4,433,898)
                                           -----------   ------------   ----------   -----------   -----------   -----------
Total (decrease) increase in net
  assets.................................   (9,654,026)   (24,186,751)    686,495       (887,169)    2,319,948    (6,920,531)
NET ASSETS
  Beginning of year......................   40,452,302     82,391,217   3,845,106     19,552,296    17,284,575    40,908,462
                                           -----------   ------------   ----------   -----------   -----------   -----------
  End of year............................  $30,798,276   $ 58,204,466   $4,531,601   $18,665,127   $19,604,523   $33,987,931
                                           ===========   ============   ==========   ===========   ===========   ===========
CHANGES IN UNITS
  Beginning units........................       44,912         64,670       5,878         15,027        17,257        32,560
                                           -----------   ------------   ----------   -----------   -----------   -----------
  Net unit purchases/(sales).............       (8,773)       (11,882)        601            621         1,070        (3,722)
                                           -----------   ------------   ----------   -----------   -----------   -----------
  Ending units...........................       36,139         52,788       6,479         15,648        18,327        28,838
                                           ===========   ============   ==========   ===========   ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                   SCUDDER
                                                                   GROWTH                        DREYFUS       DREYFUS
                                                     SCUDDER         AND          SCUDDER        GROWTH       SOCIALLY
                                                      BOND         INCOME      INTERNATIONAL   AND INCOME    RESPONSIBLE
                                                   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....................  $   326,078   $   (21,939)   $  (165,916)   $  (167,189)  $  (273,076)
Net realized gain (loss) on investments..........       40,127      (837,918)    (9,068,806)       596,910      (527,788)
Net unrealized appreciation (depreciation) of
  investments during the year....................      114,558    (1,405,767)     2,687,873     (1,958,955)   (5,145,303)
                                                   -----------   -----------    -----------    -----------   -----------
Net increase (decrease) in net assets from
  operations.....................................      480,763    (2,265,624)    (6,546,849)    (1,529,234)   (5,946,167)
                                                   -----------   -----------    -----------    -----------   -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums....................      447,121       308,448        452,063        406,690       781,509
Administrative charges...........................       (6,282)       (9,556)        (9,797)       (12,012)      (15,869)
Surrenders and forfeitures.......................   (1,701,475)   (2,195,765)    (1,710,787)    (2,220,890)   (2,070,413)
Transfers between investment portfolios..........    2,784,544    (1,140,541)    (1,791,088)    (1,468,101)   (2,559,015)
Net repayments due to policy loans...............        6,003         4,075          8,616          3,541        12,404
Withdrawals due to death benefits................      (61,985)      (34,727)       (52,817)       (50,824)      (93,805)
                                                   -----------   -----------    -----------    -----------   -----------
Net increase (decrease) in net assets derived
  from contract transactions.....................    1,467,926    (3,068,066)    (3,103,810)    (3,341,596)   (3,945,189)
                                                   -----------   -----------    -----------    -----------   -----------
Total increase (decrease) in net assets..........    1,948,689    (5,333,690)    (9,650,659)    (4,870,830)   (9,891,356)
NET ASSETS
  Beginning of year..............................   11,429,790    18,393,470     22,460,369     20,625,429    25,419,157
                                                   -----------   -----------    -----------    -----------   -----------
  End of year....................................  $13,378,479   $13,059,780    $12,809,710    $15,754,599   $15,527,801
                                                   ===========   ===========    ===========    ===========   ===========
CHANGES IN UNITS
  Beginning units................................       17,108        18,857         25,401         19,270        19,229
                                                   -----------   -----------    -----------    -----------   -----------
  Net unit purchases/(sales).....................        2,102        (3,563)        (4,165)        (3,426)       (3,848)
                                                   -----------   -----------    -----------    -----------   -----------
  Ending units...................................       19,210        15,294         21,236         15,844        15,381
                                                   ===========   ===========    ===========    ===========   ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                  FEDERATED FUND FOR                       NEUBERGER
                                                   U.S. GOVERNMENT        FEDERATED      BERMAN LIMITED      NEUBERGER
                                                    SECURITIES II      UTILITY FUND II   MATURITY BOND    BERMAN PARTNERS
                                                      SUBACCOUNT         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................     $   299,862         $   143,479       $   81,260       $   (8,560)
Net realized gain (loss) on investments.........          35,899            (499,363)         (22,443)         (53,731)
Net unrealized appreciation (depreciation) of
  investments during the year...................         351,067            (679,365)          54,999           13,838
                                                     -----------         -----------       ----------       ----------
Net increase (decrease) in net assets from
  operations....................................         686,828          (1,035,249)         113,816          (48,453)
                                                     -----------         -----------       ----------       ----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................         581,949             182,898           52,712           43,892
Administrative charges..........................          (4,640)             (3,526)          (1,178)          (1,241)
Surrenders and forfeitures......................      (1,499,216)         (1,145,429)        (211,332)        (104,970)
Transfers between investment portfolios.........       6,431,727            (413,602)          84,354          (54,216)
Net (withdrawals) repayments due to policy
  loans.........................................          (2,095)                922             (377)             564
Withdrawals due to death benefits...............         (16,114)            (47,762)         (10,644)         (57,490)
                                                     -----------         -----------       ----------       ----------
Net increase (decrease) in net assets derived
  from contract transactions....................       5,491,611          (1,426,499)         (86,465)        (173,461)
                                                     -----------         -----------       ----------       ----------
Total increase (decrease) in net assets.........       6,178,439          (2,461,748)          27,351         (221,914)
NET ASSETS
  Beginning of year.............................      10,276,009           7,763,801        1,465,535        1,134,488
                                                     -----------         -----------       ----------       ----------
  End of year...................................     $16,454,448         $ 5,302,053       $1,492,886       $  912,574
                                                     ===========         ===========       ==========       ==========
CHANGES IN UNITS
  Beginning units...............................          15,436               9,671            2,423            2,145
                                                     -----------         -----------       ----------       ----------
  Net unit purchases/(sales)....................           8,012              (1,916)            (128)            (374)
                                                     -----------         -----------       ----------       ----------
  Ending units..................................          23,448               7,755            2,295            1,771
                                                     ===========         ===========       ==========       ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                  VAN ECK
                                                      VAN ECK       VAN ECK      WORLDWIDE      VAN ECK     ALGER AMERICAN
                                                     WORLDWIDE     WORLDWIDE     EMERGING      WORLDWIDE        SMALL
                                                        BOND      HARD ASSETS     MARKETS     REAL ESTATE   CAPITALIZATION
                                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......................  $  51,596    $   (2,028)   $   (87,200)  $   13,713     $   (48,144)
Net realized (loss) gain on investments............   (153,803)       17,094     (2,937,394)      52,636      (1,324,999)
Net unrealized (depreciation) appreciation of
  investments during the year......................    (14,368)     (171,132)     2,793,605      (17,589)        (72,849)
                                                     ----------   ----------    -----------   ----------     -----------
Net (decrease) increase in net assets from
  operations.......................................   (116,575)     (156,066)      (230,989)      48,760      (1,445,992)
                                                     ----------   ----------    -----------   ----------     -----------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums......................    119,602        97,886        532,482      229,722         176,259
Administrative charges.............................     (1,163)         (922)        (6,541)      (1,201)         (3,364)
Surrenders and forfeitures.........................   (235,323)     (212,025)      (589,593)    (151,831)       (289,661)
Transfers between investment portfolios............    130,783      (114,834)      (595,049)     233,576        (406,336)
Net (withdrawals) repayments due to policy loans...       (209)          188          2,357          521           1,741
Withdrawals due to death benefits..................                                 (62,167)     (66,502)        (41,257)
                                                     ----------   ----------    -----------   ----------     -----------
Net increase (decrease) in net assets derived from
  contract transactions............................     13,690      (229,707)      (718,511)     244,285        (562,618)
                                                     ----------   ----------    -----------   ----------     -----------
Total (decrease) increase in net assets............   (102,885)     (385,773)      (949,500)     293,045      (2,008,610)
NET ASSETS
  Beginning of year................................  1,811,729     1,208,662      6,849,721    1,154,775       4,952,691
                                                     ----------   ----------    -----------   ----------     -----------
  End of year......................................  $1,708,844   $  822,889    $ 5,900,221   $1,447,820     $ 2,944,081
                                                     ==========   ==========    ===========   ==========     ===========
CHANGES IN UNITS
  Beginning units..................................      3,276         2,549         20,032        2,317           7,823
                                                     ----------   ----------    -----------   ----------     -----------
  Net unit purchases/(sales).......................         25          (611)        (2,243)         495          (1,140)
                                                     ----------   ----------    -----------   ----------     -----------
  Ending units.....................................      3,301         1,938         17,789        2,812           6,683
                                                     ==========   ==========    ===========   ==========     ===========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                          MFS             MFS             MFS           MFS         PIMCO         PIMCO
                                       EMERGING        INVESTORS     NEW DISCOVERY    RESEARCH    HIGH YIELD   TOTAL RETURN
                                     GROWTH SERIES   TRUST SERIES       SERIES         SERIES        BOND          BOND
                                      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income.......   $  (18,857)     $  (13,741)     $   (8,968)    $  (8,486)   $ 138,078     $   68,478
Net realized (loss) gain on
  investments......................      (50,027)        (52,910)        (34,399)      (28,270)     (88,569)        70,498
Net unrealized (depreciation)
  appreciation of investments
  during the year..................     (477,928)       (186,345)         15,825      (123,781)      (5,133)       (11,425)
                                      ----------      ----------      ----------     ---------    ----------    ----------
Net (decrease) increase in net
  assets from operations...........     (546,812)       (252,996)        (27,542)     (160,537)      44,376        127,551
                                      ----------      ----------      ----------     ---------    ----------    ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......      602,452         814,880         432,639       463,049      386,916      1,736,166
Administrative charges.............       (2,634)         (2,589)           (882)         (934)      (1,438)        (2,367)
Surrenders and forfeitures.........      (18,762)       (120,727)         (8,943)       (3,031)     (28,801)       (56,711)
Transfers between investment
  portfolios.......................      492,554         458,767         338,708        82,548      340,682      6,257,916
Withdrawals due to death
  benefits.........................      (72,743)                                      (88,951)                    (18,663)
                                      ----------      ----------      ----------     ---------    ----------    ----------
Net increase in net assets derived
  from contract transactions.......    1,000,867       1,150,331         761,522       452,681      697,359      7,916,341
                                      ----------      ----------      ----------     ---------    ----------    ----------
Total increase in net assets.......      454,055         897,335         733,980       292,144      741,735      8,043,892
NET ASSETS
  Beginning of year................    1,040,035         819,786         274,996       434,947      636,432        723,762
                                      ----------      ----------      ----------     ---------    ----------    ----------
  End of year......................   $1,494,090      $1,717,121      $1,008,976     $ 727,091    $1,378,167    $8,767,654
                                      ==========      ==========      ==========     =========    ==========    ==========
CHANGES IN UNITS
  Beginning units..................        2,550           1,615             543           927        1,241          1,265
                                      ----------      ----------      ----------     ---------    ----------    ----------
  Net unit purchases...............        3,108           2,550           1,736         1,129        1,489         13,788
                                      ----------      ----------      ----------     ---------    ----------    ----------
  Ending units.....................        5,658           4,165           2,279         2,056        2,730         15,053
                                      ==========      ==========      ==========     =========    ==========    ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2001

--------------------------------------------------------------------------------

                                                                                   VIP III          STRONG         STRONG
                                          VIP III      VIP III      VIP III        GROWTH          MID-CAP       OPPORTUNITY
                                          GROWTH       OVERSEAS    CONTRAFUND   OPPORTUNITIES   GROWTH FUND II     FUND II
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment (loss) income..........  $   (87,950)  $  77,546    $  (27,383)    $  (9,070)     $   (94,720)    $  (23,692)
Net realized (loss) gain on
  investments.........................   (1,789,171)   (532,558)      (39,230)     (160,424)      (3,240,773)       420,445
Net unrealized (depreciation)
  appreciation of investments during
  the year............................      673,285      51,865      (410,726)       31,676          573,343       (494,412)
                                        -----------   ----------   ----------     ---------      -----------     ----------
Net decrease in net assets from
  operations..........................   (1,203,836)   (403,147)     (477,339)     (137,818)      (2,762,150)       (97,659)
                                        -----------   ----------   ----------     ---------      -----------     ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.........    3,189,612     747,258     1,316,866       225,431        2,000,603      1,166,857
Administrative charges................      (11,030)     (2,098)       (6,132)       (1,687)          (5,547)        (2,994)
Surrenders and forfeitures............     (257,033)    (40,654)      (55,425)      (67,256)        (412,134)      (276,564)
Transfers between investment
  portfolios..........................    1,230,659     258,233       316,459       193,490          362,944      2,157,353
Net repayments (withdrawals) due to
  policy loans........................           45          41                                       (1,222)        (1,188)
Withdrawals due to death benefits.....      (96,226)                   (3,657)                        (1,809)
                                        -----------   ----------   ----------     ---------      -----------     ----------
Net increase in net assets derived
  from contract transactions..........    4,056,027     962,780     1,568,111       349,978        1,942,835      3,043,464
                                        -----------   ----------   ----------     ---------      -----------     ----------
Total increase (decrease) in net
  assets..............................    2,852,191     559,633     1,090,772       212,160         (819,315)     2,945,805
NET ASSETS
  Beginning of year...................    5,107,925   1,248,101     2,993,486       738,385        7,149,393      1,326,335
                                        -----------   ----------   ----------     ---------      -----------     ----------
  End of year.........................  $ 7,960,116   $1,807,734   $4,084,258     $ 950,545      $ 6,330,078     $4,272,140
                                        ===========   ==========   ==========     =========      ===========     ==========
CHANGES IN UNITS
  Beginning units.....................       11,861       3,050         6,464         1,696           17,121          2,627
                                        -----------   ----------   ----------     ---------      -----------     ----------
  Net unit purchases..................       11,003       2,674         3,783           924            5,067          6,418
                                        -----------   ----------   ----------     ---------      -----------     ----------
  Ending units........................       22,864       5,724        10,247         2,620           22,188          9,045
                                        ===========   ==========   ==========     =========      ===========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A
of Nationwide Life and Annuity Company of America
Notes to Financial Statements
December 31, 2002 and 2001
--------------------------------------------------------------------------------

1. ORGANIZATION

     The Nationwide Provident VA Separate Account A (formerly Providentmutual Variable Annuity Separate Account -- see Note 6) (Separate Account) was established by Nationwide Life and Annuity Company of America or NLACA (formerly Providentmutual Life and Annuity Company of America -- see Note 6) under the provisions of Pennsylvania law and commenced operations on April 14, 1992. In December 1992, NLACA redomesticated to the State of Delaware. NLACA is a wholly-owned subsidiary of Nationwide Life Insurance Company of America (formerly Provident Mutual Life Insurance Company -- see Note 6). The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     NLACA has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of forty-seven subaccounts: the All Pro Broad Equity, Money Market, Bond, Balanced, Mid Cap Growth, International, All Pro Large Cap Growth, All Pro Large Cap Value, All Pro Small Cap Growth, All Pro Small Cap Value and Equity 500 Index Subaccounts invest in the corresponding portfolios of the Market Street Fund; the Fidelity High Income, Fidelity Equity-Income, Fidelity Growth and Fidelity Overseas Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Contrafund and Fidelity Investment Grade Bond Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Fund II; the OCC Equity, OCC Small Cap and OCC Managed Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Growth and Income Subaccount invests in the corresponding portfolio of the Dreyfus Variable Investment Fund; the Dreyfus Socially Responsible Subaccount invests in the Dreyfus Socially Responsible Growth Fund, Inc.; the Federated Fund for U.S. Government Securities II and Federated Utility Fund II Subaccounts invest in the corresponding portfolios of the Federated Insurance Series; the Neuberger Berman Limited Maturity Bond and Neuberger Berman Partners Subaccounts invest in the corresponding portfolios of the Neuberger Berman Advisers Management Trust; the Van Eck Worldwide Bond, Van Eck Worldwide Hard Assets, Van Eck Worldwide Emerging Markets and Van Eck Worldwide Real Estate Subaccounts invest in the corresponding portfolios of the Van Eck Worldwide Insurance Trust; the Alger American Small Capitalization Subaccount invests in the corresponding portfolio of the Alger American Fund; the MFS Emerging Growth Series, MFS Investors Trust Series, MFS New Discovery Series and MFS Research Series Subaccounts invest in the corresponding portfolios of the MFS Variable Insurance Trust; the PIMCO High Yield Bond and PIMCO Total Return Bond Subaccounts invest in the corresponding portfolios of the PIMCO Variable Insurance Trust; the Fidelity VIP III Growth, Fidelity VIP III Overseas, Fidelity VIP III Contrafund and Fidelity VIP III Growth Opportunities Subaccounts invest in the corresponding portfolios of the Fidelity Variable Insurance Products Fund III; the Strong Mid Cap Growth Fund II Subaccount invests in the corresponding portfolio of the Strong Variable Insurance Funds, Inc.; and the Strong Opportunity Fund II Subaccount invests in the Strong Opportunity Fund II, Inc. See original contract documents for availability of Subaccounts as investment options for a particular variable annuity contract.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

1. ORGANIZATION, CONTINUED

     At the close of business on January 26, 2001, the Market Street Fund Growth, Managed and Aggressive Growth Subaccounts were renamed the "All-Pro Broad Equity", "Balanced" and "Mid Cap Growth" Subaccounts, respectively.

     Net premiums from the Contracts are allocated to the subaccounts in accordance with contractowner instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts. The Separate Account's assets are the property of NLACA.

     Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of NLACA's general account.

     A contractowner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable annuity contracts and therefore, not available to the general public directly.

     Some of the underlying mutual funds have been established by investment advisers which, manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

Investment Valuation:

     Investment shares are valued at the closing net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of NLACA. Under the provisions of the Contracts, NLACA has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. NLACA does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and contract transactions during the reporting period. Actual results could differ from those estimates.

3. DEATH BENEFITS

     Death benefit proceeds result in a redemption of contract value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and contract charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by NLACA's general account.

4. CONTRACT LOANS

     Contract provisions allow contractowners to borrow up to the contract's non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

     At the time the loan is granted, the amount of the loan is transferred from the Separate Account to NLACA's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by NLACA's general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.

5. EXPENSES AND RELATED PARTY TRANSACTIONS

Deductions from Premiums

     Deductions for premium taxes are made from the premiums by NLACA. Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original contract documents for specific charges assessed.

     There are no sales charges deducted from premiums at the time the premiums are paid. If a contract has not been in force for six to nine full years (depending on the contract), upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges. For some contracts, the 10% is cumulative if unused.

Asset Charges

     In addition, to compensate for costs associated with administration of the contracts, NLACA deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of 0.15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations. The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the other variable annuity contracts. NLACA reserves the right to increase this charge for the Market Street VIP contracts, but in

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

5. EXPENSES AND RELATED PARTY TRANSACTIONS, CONTINUED

no event will it be greater than 1.25%. In some contracts, the asset based administration fee of 0.15% and the mortality and expense risk charge of 1.25% is stated as a combined annuity charge of 1.40%. These charges are assessed through the daily unit value calculation.

Administrative Charges

     An annual administrative fee of $0 - $40 (depending on the contract) is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. During any given contract year, the first four transfers by Market Street VIP contractowners and the first twelve transfers by other variable annuity contractowners of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These fees are assessed against each contract by liquidating units.

     The Contracts provide for an initial free-look period. If a contract is cancelled within certain time constraints, the contractowner will receive a refund equal to the contract account value plus certain deductions previously made under the contract. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the contract and will not reflect investment experience.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

     NLACA, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the contracts. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the contracts and other contracts issued by NLACA (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay NLACA more than others. NLACA also may receive 12b-1 fees.

6. SPONSORED DEMUTUALIZATION

     On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual Life Insurance Company (Provident Mutual) became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America and Providentmutual Life and Annuity Company of America was renamed Nationwide Life and Annuity Company of America. The Providentmutual Variable Annuity Separate Account was renamed Nationwide Provident VA Separate Account A.

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

NLACA offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contractowner. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and contractowners' equity for variable annuity contracts as of December 31, 2002 and 2001, and net investment income ratio, contract expense ratio and total return for each period in the two year period ended December 31, 2002. Certain information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for unit fair value, contract expense ratio and total return.
--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity
   Portfolio...................      41,083      $85.06 to $761.68    $15,920,258
 Money Market Portfolio........      93,229      $68.93 to $661.63    $60,769,018
 Bond Portfolio................      28,470      $88.50 to $748.98    $18,593,546
 Balanced Portfolio............      23,739      $91.42 to $749.72    $11,115,081
 Mid Cap Growth Portfolio......      16,791   $103.80 to $1,004.03    $14,391,036
 International Portfolio.......      18,617      $87.11 to $709.93    $11,295,867
 All Pro Large Cap Growth
   Portfolio...................      23,759                $315.65     $7,499,664
 All Pro Large Cap Value
   Portfolio...................      24,457                $406.67     $9,946,267
 All Pro Small Cap Growth
   Portfolio...................      23,983                $372.10     $8,924,069
 All Pro Small Cap Value
   Portfolio...................      24,092                $409.44     $9,864,041
 Equity 500 Index Portfolio....      61,243                $971.28    $59,484,530
Fidelity Variable Insurance
 Products Fund:
 High Income Portfolio.........      15,599                $538.18     $8,394,719
 Equity-Income Portfolio.......      44,954                $958.52    $43,089,156
 Growth Portfolio..............      59,175                $829.61    $49,093,093
 Overseas Portfolio............       4,258                $440.72     $1,876,736
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio.......      25,261                $765.18    $19,329,174
 Contrafund Portfolio..........      39,872                $984.38    $39,249,680
 Investment Grade Bond
   Portfolio...................       5,819                $758.52     $4,414,055

                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
Market Street Fund:
 All Pro Broad Equity
   Portfolio...................       1.06%        1.20% to 1.40%     -24.28% to -24.13%
 Money Market Portfolio........       1.37%        1.20% to 1.40%        -0.05% to 0.15%
 Bond Portfolio................       4.34%        1.20% to 1.40%         7.55% to 7.77%
 Balanced Portfolio............       3.27%        1.20% to 1.40%      -11.52 to -11.34%
 Mid Cap Growth Portfolio......       0.00%        1.20% to 1.40%     -23.46% to -23.30%
 International Portfolio.......       1.27%        1.20% to 1.40%     -12.33% to -12.15%
 All Pro Large Cap Growth
   Portfolio...................       0.00%                 1.40%                -29.11%
 All Pro Large Cap Value
   Portfolio...................       2.40%                 1.40%                -15.63%
 All Pro Small Cap Growth
   Portfolio...................       0.00%                 1.40%                -37.28%
 All Pro Small Cap Value
   Portfolio...................       5.61%                 1.40%                -16.66%
 Equity 500 Index Portfolio....       1.37%                 1.40%                -23.40%
Fidelity Variable Insurance
 Products Fund:
 High Income Portfolio.........      11.79%                 1.40%                  2.01%
 Equity-Income Portfolio.......       1.90%                 1.40%                -18.10%
 Growth Portfolio..............       0.29%                 1.40%                -31.08%
 Overseas Portfolio............       0.90%                 1.40%                -21.39%
Fidelity Variable Insurance
 Products Fund II:
 Asset Manager Portfolio.......       4.53%                 1.40%                -10.00%
 Contrafund Portfolio..........       0.91%                 1.40%                -10.61%
 Investment Grade Bond
   Portfolio...................       4.16%                 1.40%                  8.81%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
OCC Accumulation Trust:
 Equity Portfolio..............      11,175                $920.44    $10,286,315
 Small Cap Portfolio...........      11,181                $823.55     $9,208,216
 Managed Portfolio.............      20,805                $962.36    $20,020,836
Scudder Variable Life
 Investment Fund:
 Bond Portfolio................      15,168                $736.87    $11,176,720
 Growth and Income Portfolio...      10,894                $644.16     $7,017,615
 International Portfolio.......      15,516                $482.70     $7,489,545
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...      10,056                $729.43     $7,335,271
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio...................      10,012                $705.82     $7,066,812
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....      29,971                $752.68    $22,558,837
 Utility Fund II Portfolio.....       5,406                $510.01     $2,757,220
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       2,188                $660.43     $1,445,103
 Partners Portfolio............       1,322                $349.47       $462,080
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       6,889                $603.49     $4,158,010
 Van Eck Worldwide Hard Assets
   Portfolio...................       3,865                $382.88     $1,479,643
 Van Eck Worldwide Emerging
   Markets Portfolio...........      16,401                $312.00     $5,116,996
 Van Eck Worldwide Real Estate
   Portfolio...................       4,224                $471.12     $1,989,971
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       5,206                $317.85     $1,654,673
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       5,654                $170.72       $965,166
 MFS Investors Trust Series....       3,480                $316.67     $1,101,857
 MFS New Discovery Series......       1,953                $291.22       $568,779
 MFS Research Series...........       1,911                $256.09       $489,484

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
OCC Accumulation Trust:
 Equity Portfolio..............       0.96%                 1.40%                -22.51%
 Small Cap Portfolio...........       0.07%                 1.40%                -22.73%
 Managed Portfolio.............       2.16%                 1.40%                -18.04%
Scudder Variable Life
 Investment Fund:
 Bond Portfolio................       5.89%                 1.40%                  6.16%
 Growth and Income Portfolio...       1.04%                 1.40%                -24.20%
 International Portfolio.......       0.90%                 1.40%                -19.50%
Dreyfus Variable Investment
 Fund:
 Growth and Income Portfolio...       0.57%                 1.40%                -26.37%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio...................       0.18%                 1.40%                -29.94%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.....       3.44%                 1.40%                  7.52%
 Utility Fund II Portfolio.....       6.05%                 1.40%                -24.96%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio...................       4.96%                 1.40%                  3.87%
 Partners Portfolio............       0.61%                 1.40%                -25.20%
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio...................       0.00%                 1.40%                 19.97%
 Van Eck Worldwide Hard Assets
   Portfolio...................       0.51%                 1.40%                 -4.20%
 Van Eck Worldwide Emerging
   Markets Portfolio...........       0.19%                 1.40%                 -4.25%
 Van Eck Worldwide Real Estate
   Portfolio...................       2.14%                 1.40%                 -5.81%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio....       0.00%                 1.40%                -27.25%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series....       0.00%                 1.40%                -34.78%
 MFS Investors Trust Series....       0.51%                 1.40%                -22.25%
 MFS New Discovery Series......       0.00%                 1.40%                -32.75%
 MFS Research Series...........       0.11%                 1.40%                -25.77%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

-----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2002
-----------------------------------------------------------------------------------
                                                UNIT FAIR VALUE     CONTRACTOWNERS'
                                   UNITS       LOWEST TO HIGHEST        EQUITY
-----------------------------------------------------------------------------------
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................      21,544                $483.33    $10,412,943
 PIMCO Total Return Bond
   Portfolio...................       7,111                $631.84     $4,493,051
Fidelity Variable Insurance
 Products Fund III:
 VIP III Growth Portfolio......      22,423                $238.68     $5,351,935
 VIP III Overseas Portfolio....       6,002                $245.43     $1,472,968
 VIP III Contrafund
   Portfolio...................       9,345                $353.54     $3,303,820
 VIP III Growth Opportunities
   Portfolio...................       3,005                $273.64       $822,358
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................      20,330                $175.19     $3,561,685
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       8,994                $338.72     $3,046,341

-------------------------------  -------------------------------------------------------
                                          FOR THE YEAR ENDED DECEMBER 31, 2002
-------------------------------  -------------------------------------------------------
                                 NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                 INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
-------------------------------  -------------------------------------------------------
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio...................       6.99%                 1.40%                 -2.61%
 PIMCO Total Return Bond
   Portfolio...................       4.34%                 1.40%                  9.62%
Fidelity Variable Insurance
 Products Fund III:
 VIP III Growth Portfolio......       0.15%                 1.40%                -31.27%
 VIP III Overseas Portfolio....       0.79%                 1.40%                -21.56%
 VIP III Contrafund
   Portfolio...................       0.75%                 1.40%                -10.86%
 VIP III Growth Opportunities
   Portfolio...................       0.81%                 1.40%                -23.09%
Strong Variable Insurance
 Funds, Inc.:
 Strong Mid Cap Growth Fund
   II..........................       0.00%                 1.40%                -38.42%
Strong Opportunity Fund II,
 Inc.:
 Strong Opportunity Fund II....       2.16%                 1.40%                -27.58%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED


--------------------------------------------------------------------------------

                                                AT DECEMBER 31, 2001
----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                     UNITS       LOWEST TO HIGHEST     NET ASSETS
----------------------------------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................   53,095.49   $112.11 to $1,005.91   $32,078,329
 Money Market Portfolio..........  114,827.31      $68.83 to $661.98   $70,882,660
 Bond Portfolio..................   28,830.60      $82.13 to $696.40   $15,064,709
 Balanced Portfolio..............   28,544.22     $103.12 to $847.34   $14,716,964
 Mid Cap Growth Portfolio........   21,776.31   $135.35 to $1,311.73   $22,800,651
 International Portfolio.........   24,196.55      $99.16 to $809.77   $17,219,794
 All Pro Large Cap Growth
   Portfolio.....................   28,318.03                $445.29   $13,939,333
 All Pro Large Cap Value
   Portfolio.....................   24,033.08                $482.00    $9,038,512
 All Pro Small Cap Growth
   Portfolio.....................   29,368.06                $593.28   $17,805,673
 All Pro Small Cap Value
   Portfolio.....................   26,966.81                $491.28   $10,737,443
 Equity 500 Index Portfolio......   78,359.83              $1,267.94  $112,394,486

Variable Insurance Products Fund:
 High Income Portfolio...........   20,254.53                $527.60   $12,926,056
 Equity-Income Portfolio.........   59,577.21              $1,170.39   $77,255,630
 Growth Portfolio................   86,316.92              $1,203.71  $121,329,151
 Overseas Portfolio..............    5,906.70                $560.63    $4,149,745

Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........   36,139.08                $850.18   $34,136,601
 Contrafund Portfolio............   52,788.32              $1,101.22   $66,724,058
 Investment Grade Bond
   Portfolio.....................    6,479.46                $697.11    $4,302,581

OCC Accumulation Trust:
 Equity Portfolio................   15,647.79              $1,187.77   $19,868,539
 Small Cap Portfolio.............   18,326.99              $1,065.77   $17,715,964
 Managed Portfolio...............   28,838.33              $1,174.16   $38,383,719

Scudder Variable Life Investment
 Fund:
 Bond Portfolio..................   19,209.76                $694.12   $12,475,971
 Growth and Income
   Portfolio.....................   15,294.13                $849.87   $15,246,507
 International Portfolio.........   21,235.54                $599.65   $16,881,215

Dreyfus Variable Investment Fund:
 Growth and Income
   Portfolio.....................   15,843.85                $990.64   $18,063,268

Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio.....................   15,381.13              $1,007.39   $20,170,037

Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.......   23,447.69                $700.02   $13,658,285
 Utility Fund II Portfolio.......    7,754.92                $679.68    $6,504,626

Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................    2,294.63                $635.79    $1,584,594
 Partners Portfolio..............    1,770.83                $467.21      $899,164

                                            FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  -------------------------------------------------------
                                   NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                   INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  -------------------------------------------------------
Market Street Fund, Inc.:
 All Pro Broad Equity
   Portfolio.....................       2.85%        1.19% to 1.40%     -14.09% to -13.92%
 Money Market Portfolio..........       3.48%        1.20% to 1.41%         2.22% to 2.42%
 Bond Portfolio..................       5.21%        1.18% to 1.41%         5.92% to 6.14%
 Balanced Portfolio..............       3.61%        1.20% to 1.41%       -8.33% to -8.14%
 Mid Cap Growth Portfolio........      14.65%        1.20% to 1.40%       -5.23% to -5.04%
 International Portfolio.........       4.55%        1.20% to 1.41%     -13.35% to -13.18%
 All Pro Large Cap Growth
   Portfolio.....................       0.06%        1.40% to 1.43%                -22.79%
 All Pro Large Cap Value
   Portfolio.....................       0.73%        1.41% to 1.43%                 -2.13%
 All Pro Small Cap Growth
   Portfolio.....................       0.00%        1.42% to 1.43%                -17.10%
 All Pro Small Cap Value
   Portfolio.....................       0.42%        1.41% to 1.42%                 11.21%
 Equity 500 Index Portfolio......       1.32%        1.40% to 1.50%                -13.48%
Variable Insurance Products Fund:
 High Income Portfolio...........      14.10%        1.41% to 1.42%                -12.96%
 Equity-Income Portfolio.........       1.83%        1.40% to 1.41%                 -6.28%
 Growth Portfolio................       0.09%                 1.41%                -18.80%
 Overseas Portfolio..............       5.86%                 1.40%                -22.27%
Variable Insurance Products Fund
 II:
 Asset Manager Portfolio.........       4.66%                 1.40%                 -5.43%
 Contrafund Portfolio............       0.87%                 1.40%                -13.47%
 Investment Grade Bond
   Portfolio.....................       4.83%                 1.40%                  6.95%
OCC Accumulation Trust:
 Equity Portfolio................       0.65%        1.40% to 1.43%                 -8.31%
 Small Cap Portfolio.............       0.73%                 1.40%                  6.82%
 Managed Portfolio...............       2.41%        1.41% to 1.43%                 -6.24%
Scudder Variable Life Investment
 Fund:
 Bond Portfolio..................       4.02%                 1.40%                  4.27%
 Growth and Income
   Portfolio.....................       1.26%                 1.41%                -12.52%
 International Portfolio.........       0.42%                 1.40%                -31.92%
Dreyfus Variable Investment Fund:
 Growth and Income
   Portfolio.....................       0.48%                 1.41%                 -7.16%
Dreyfus Socially Responsible
 Growth Fund, Inc.:
 Socially Responsible
   Portfolio.....................       0.06%                 1.41%                -23.66%
Federated Insurance Series:
 Fund for U.S. Government
   Securities II Portfolio.......       3.60%                 1.40%                  5.55%
 Utility Fund II Portfolio.......       3.62%                 1.42%                -14.99%
Neuberger Berman Advisers
 Management Trust:
 Limited Maturity Bond
   Portfolio.....................       6.55%                 1.43%                  7.27%
 Partners Portfolio..............       0.45%                 1.40%                 -4.18%

--------------------------------------------------------------------------------
The Nationwide Provident VA Separate Account A of Nationwide Life and Annuity Company of America
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS, CONTINUED

----------------------------------------------------------------------------------
                                                AT DECEMBER 31, 2001
----------------------------------------------------------------------------------
                                                  UNIT FAIR VALUE       AVERAGE
                                     UNITS       LOWEST TO HIGHEST     NET ASSETS
----------------------------------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................    3,301.46                $503.05    $1,741,237
 Van Eck Worldwide Hard Assets
   Portfolio.....................    1,937.97                $399.66    $1,022,674
 Van Eck Worldwide Emerging
   Markets Portfolio.............   17,790.09                $325.87    $6,175,866
 Van Eck Worldwide Real Estate
   Portfolio.....................    2,811.44                $500.20    $1,249,863

Alger American Fund:
 Alger American Small
   Capitalization Portfolio......    6,683.24                $436.92    $3,523,907

MFS Variable Insurance Trust:
 MFS Emerging Growth Series......    5,657.68                $261.75    $1,331,487
 MFS Investors Trust Series......    4,164.89                $407.30    $1,457,695
 MFS New Discovery Series........    2,278.93                $433.05      $640,250
 MFS Research Series.............    2,056.59                $344.98      $601,442

PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio.....................    2,730.60                $496.28    $1,930,839
 PIMCO Total Return Bond
   Portfolio.....................   15,052.14                $576.37    $2,502,743

Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio........   22,864.59                $347.26    $6,521,565
 VIP III Overseas Portfolio......    5,724.52                $312.91    $1,763,464
 VIP III Contrafund Portfolio....   10,247.01                $396.62    $3,561,582
 VIP III Growth Opportunities
   Portfolio.....................    2,620.01                $355.81      $849,037

Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...   22,188.40                $284.48    $6,609,066

Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......    9,045.06                $467.70    $2,771,555

---------------------------------  -------------------------------------------------------
                                            FOR THE YEAR ENDED DECEMBER 31, 2001
---------------------------------  -------------------------------------------------------
                                   NET INVESTMENT    EXPENSE RATIO**     TOTAL RETURN***
                                   INCOME RATIO*    LOWEST TO HIGHEST   LOWEST TO HIGHEST
---------------------------------  -------------------------------------------------------
Van Eck Worldwide Insurance
 Trust:
 Van Eck Worldwide Bond
   Portfolio.....................       4.36%        1.39% to 1.43%                 -6.43%
 Van Eck Worldwide Hard Assets
   Portfolio.....................       1.23%        1.40% to 1.44%                -11.70%
 Van Eck Worldwide Emerging
   Markets Portfolio.............       0.00%        1.41% to 1.42%                 -3.18%
 Van Eck Worldwide Real Estate
   Portfolio.....................       2.51%        1.39% to 1.42%                  3.87%
Alger American Fund:
 Alger American Small
   Capitalization Portfolio......       0.05%                 1.42%                -30.50%
MFS Variable Insurance Trust:
 MFS Emerging Growth Series......       0.00%        1.40% to 1.42%                -34.55%
 MFS Investors Trust Series......       0.49%                 1.43%                -17.27%
 MFS New Discovery Series........       0.00%                 1.40%                 -6.58%
 MFS Research Series.............       0.00%        1.39% to 1.41%                -22.48%
PIMCO Variable Insurance Trust:
 PIMCO High Yield Bond
   Portfolio.....................       8.93%        1.45% to 2.01%                  0.79%
 PIMCO Total Return Bond
   Portfolio.....................       3.92%        0.74% to 1.41%                  4.76%
Variable Insurance Products Fund
 III:
 VIP III Growth Portfolio........       0.06%        1.41% to 1.44%                -19.01%
 VIP III Overseas Portfolio......       5.83%        1.41% to 1.48%                -22.26%
 VIP III Contrafund Portfolio....       0.63%        1.40% to 1.41%                -13.69%
 VIP III Growth Opportunities
   Portfolio.....................       0.33%        1.39% to 1.43%                -15.83%
Strong Variable Insurance Funds,
 Inc.:
 Strong Mid Cap Growth Fund II...       0.00%        1.42% to 1.46%                -31.74%
Strong Opportunity Fund II, Inc.:
 Strong Opportunity Fund II......       0.56%        1.40% to 1.42%                 -5.39%

---------------
  * These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 ** These ratios represent the range of annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These ratios represent the range of maximum and minimum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                                   NATIONWIDE
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                              FINANCIAL STATEMENTS
             AS OF AND FOR THE THREE MONTHS ENDED DECEMBER 31, 2002

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Nationwide Life and Annuity Company of America:

     We have audited the accompanying balance sheet of Nationwide Life and Annuity Company of America as of December 31, 2002, and the related statements of income, shareholder's equity, and cash flows for the three month period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Company of America as of December 31, 2002, and the results of its operations and its cash flows for the three month period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                              STATEMENT OF INCOME
                                 (IN MILLIONS)

                                                              THREE MONTHS ENDED
                                                              DECEMBER 31, 2002
                                                              ------------------
REVENUES:
Policy charges..............................................        $ 7.3
Life insurance premiums.....................................          2.5
Net investment income.......................................          5.6
Net realized losses on investments..........................         (0.2)
                                                                    -----
                                                                     15.2
                                                                    -----
BENEFITS AND EXPENSES:
Interest credited to policyholder account values............          3.2
Other benefits and claims...................................          2.6
Policyholder dividends on participating policies............          0.3
Amortization of deferred policy acquisition costs...........          0.8
Amortization of value of business acquired..................          2.1
Other operating expenses....................................          2.2
                                                                    -----
                                                                     11.2
                                                                    -----
Income before federal income tax expense....................          4.0
Federal income tax expense..................................          1.8
                                                                    -----
  Net income................................................        $ 2.2
                                                                    =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEET
                                 (IN MILLIONS)

                                                              DECEMBER 31, 2002
                                                              -----------------
ASSETS
Investments:
  Securities available-for-sale, at fair value:
     Fixed maturity securities (cost $350.3)................      $  355.4
     Equity securities (cost $3.8)..........................           3.8
  Mortgage loans on real estate, net........................          64.6
  Real estate, net..........................................           0.4
  Policy loans..............................................          14.3
  Other long-term investments...............................           1.5
  Short-term investments....................................            --
                                                                  --------
                                                                     440.0
                                                                  --------
Cash........................................................            --
Accrued investment income...................................           6.2
Deferred policy acquisition costs...........................           1.6
Value of business acquired..................................          65.1
Other intangible assets.....................................           9.6
Other assets................................................          11.9
Assets held in separate accounts............................         671.6
                                                                  --------
                                                                  $1,206.0
                                                                  ========
LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims...........................      $  454.1
Other liabilities...........................................           4.8
Liabilities related to separate accounts....................         671.6
                                                                  --------
                                                                   1,130.5
                                                                  --------
COMMITMENTS AND CONTINGENCIES (NOTES 7, 10 AND 13)
Shareholder's equity:
  Common stock, $10.00 par value. Authorized 0.5 shares; .25
     shares issued and outstanding..........................           2.5
  Additional paid-in capital................................          69.3
  Retained earnings.........................................           2.2
  Accumulated other comprehensive income....................           1.5
                                                                  --------
                                                                      75.5
                                                                  --------
                                                                  $1,206.0
                                                                  ========

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                       STATEMENT OF SHAREHOLDER'S EQUITY
                                 (IN MILLIONS)

                                                                           ACCUMULATED
                                                  ADDITIONAL                  OTHER           TOTAL
                                         COMMON    PAID-IN     RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                         STOCK     CAPITAL     EARNINGS   INCOME (LOSS)      EQUITY
                                         ------   ----------   --------   -------------   -------------
Balance as of October 1, 2002..........   $2.5      $69.3        $ --         $ --            $71.8
  Comprehensive income:
     Net income........................     --         --         2.2           --              2.2
     Net unrealized gains on securities
       available-for-sale arising
       during the period, net of tax...     --         --          --          1.5              1.5
                                                                                              -----
  Total comprehensive income...........                                                         3.7
                                          ----      -----        ----         ----            -----
Balance as of December 31, 2002........   $2.5      $69.3        $2.2         $1.5            $75.5
                                          ====      =====        ====         ====            =====

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENT OF CASH FLOWS
                                 (IN MILLIONS)

                                                               THREE MONTHS ENDED
                                                               DECEMBER 31, 2002
                                                               ------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................         $  2.2
Adjustments to reconcile net income to net cash provided by
  operating activities:
  Interest credited to policyholder account balances........            3.2
  Capitalization of deferred policy acquisition costs.......           (2.4)
  Amortization of deferred policy acquisition costs.........            0.8
  Amortization and depreciation.............................            3.6
  Realized losses on investments............................            0.2
  Decrease in accrued investment income.....................            0.2
  Decrease in other assets..................................            1.9
  Decrease in policy liabilities............................          (12.4)
  Increase in other liabilities.............................           10.1
                                                                     ------
     Net cash provided by operating activities..............            7.4
                                                                     ------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from maturity of securities available-for-sale.....           35.0
Proceeds from sale of securities available-for-sale.........            7.7
Proceeds from repayments of mortgage loans on real estate...            2.3
Proceeds from repayments of policy loans and sale of other
  invested assets...........................................            1.2
Cost of securities available-for-sale acquired..............          (47.2)
Cost of mortgage loans on real estate acquired..............           (6.3)
Cost of other invested assets acquired......................           (0.1)
                                                                     ------
     Net cash used in investing activities..................           (7.4)
                                                                     ------
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in investment and universal life insurance product
  account values............................................           10.0
Decrease in investment and universal life insurance product
  account values............................................          (10.6)
                                                                     ------
     Net cash used in financing activities..................           (0.6)
                                                                     ------
Net decrease in cash........................................           (0.6)
Cash, beginning of period...................................            0.6
                                                                     ------
Cash, end of period.........................................         $   --
                                                                     ======

    See accompanying notes to financial statements, including note 12 which describes related party transactions.

                      NATIONWIDE LIFE AND ANNUITY COMPANY
                                   OF AMERICA
  (A WHOLLY OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA)

                         NOTES TO FINANCIAL STATEMENTS

                               DECEMBER 31, 2002

(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life and Annuity Company of America (NLACA or the Company) is a stock life insurance company and a wholly-owned subsidiary of Nationwide Life Insurance Company of America (NLICA). NLICA, with its subsidiaries, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002, pursuant to a sponsored demutualization as more fully discussed in note
3. Prior to October 1, 2002, NLACA and NLICA were known as Providentmutual Life and Annuity Company of America and Provident Mutual Life Insurance Company (Provident Mutual), respectively.

     The Company sells individual variable and traditional life insurance products and other investment products. The Company also maintains blocks of individual variable and fixed annuities products. The Company distributes its products through a variety of distribution channels, personal producing general agents and brokers. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 20 states accounted for 83% of the Company's sales for the three months ended December 31, 2002. No single producer accounted for more than 1% of the Company's sales for the three months ended December 31, 2002. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. As a result of the demutualization (see note 3), the Company will no longer sell individual fixed and variable annuity products as of October 1, 2002.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (GAAP) which differ from statutory accounting practices. The Company separately prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, the accrual of postretirement benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. NLACA does not have any permitted accounting practices.

     In preparing the financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining DAC for investment products and universal life insurance products, VOBA, valuation allowances for mortgage loans on real estate, impairment losses on other investments and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate.

 (a)  Valuation of Investments, Investment Income and Related Gains and Losses

     The Company is required to classify its fixed maturity securities and equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
(AOCI) in shareholder's equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in the policy reserves from using a lower discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at lower market interest rates. Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost/cost, and by how much, and specific credit issues related to the issuer, and current economic conditions. Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. All other investment income is recorded on the accrual basis.

     Mortgage loans on real estate are carried at the unpaid balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. For mortgage loans on real estate considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the estimated value of the mortgage loan. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

     The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company to absorb estimated probable credit losses. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

     Policy loans are reported at unpaid principal balances.

     Real estate is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in valuation allowances and impairment losses for other-than-temporary declines in fair values are included in realized gains and losses on investments.

 (b)  Revenues and Benefits

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

     Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

 (c)  Deferred Policy Acquisition Costs

     The costs of acquiring business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been deferred. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

     DAC for investment products and universal life insurance products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%. If actual separate account performance varies from the assumption, the Company assumes different performance levels over the next three years, such that the mean equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be below zero percent or in excess of 15 percent during the three year reversion period.

     DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. DAC on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%.

     The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.

     Changes in assumptions can have a significant impact on the calculation of DAC on investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

 (d)  Value of Business Acquired and Other Intangible Assets

     As a result of the acquisition by NFS (see note 3) and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.

     VOBA reflects the estimated fair value of the business in-force and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA is supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections took into account all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business may vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.

     Intangible assets include the Company's independent agency force and state licenses. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of the asset, the deterioration of the economic life, and the enhancement to other associated assets. The valuation of these intangible assets is supported by an independent valuation study that was commissioned by the Company and executed by qualified valuation experts.

     The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, which includes a variety of factors, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to value the other intangible assets.

     Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business (generally 13 to 30 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of the VOBA is adjusted on a retrospective or prospective basis, as appropriate. The unamortized VOBA asset is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and allocated to the product lines. Each year, the recoverability of the VOBA will be evaluated and if the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover the VOBA, the difference will be charged to expense as accelerated amortization of the VOBA.

     The intangible asset relating to the independent agency force is amortized over its estimated useful life of 20 years, primarily based on the cash flows generated by the asset.

 (e)  Separate Accounts

     Separate account assets and liabilities represent policyholders'/contractholders' funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at market value. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives. Such fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.

 (f)  Future Policy Benefits

     The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%. Also, as of December 31, 2002, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and therefore resulted in the use of a lower discount rate, as discussed in note 2(b).

 (g)  Participating Business

     Participating business represented approximately 7.0% in the three months ended December 31, 2002 of the Company's life insurance in force, 14.4% in the three months ended December 31, 2002 of the number of life insurance policies in force, and 16.7% in the three months ended December 31, 2002 of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in "Future policy benefits and claims" in the accompanying balance sheet.

 (h)  Federal Income Tax

     The Company is included in a consolidated federal income tax return with Nationwide Provident. The members of the consolidated tax return group have a tax sharing arrangement that provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of it subsidiaries.

     The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

 (i)  Reinsurance Ceded

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

 (j)  Recently Issued Accounting Pronouncements

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34 (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, Disclosure of Indirect Guarantees of Indebtedness of Others has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company. In June 2002, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 146, Accounting for Costs Associated with Exit or Disposal Activities (SFAS 146), which the Company adopted January 1, 2003. Adoption of SFAS 146 is not expected to have any impact on the financial position or results of operations of the Company.

     In April 2002, the FASB issued SFAS No. 145, Rescission of FASB Statements No. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections (SFAS 145). The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

     In October 2001, the FASB issued SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets (SFAS 144). SFAS 144 supersedes SFAS 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of, and APB Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions (APB
30). SFAS 144 was adopted by the Company on January 1, 2002 and carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The adoption of SFAS 144 did not have a material impact on the results of operations or financial position of the Company.

     In July 2001, the FASB issued SFAS No. 142, Goodwill and Other Intangible Assets (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, Intangible Assets (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. See notes 3 and 6 for additional disclosures.

     In July 2001, the FASB issued SFAS No. 141, Business Combinations (SFAS
141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001 and the use of the pooling-of-interests method has been eliminated. See note 3 for additional disclosures.

     In June 1998, the FASB issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133, as amended by SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of FASB Statement No. 133, and SFAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, was adopted by the Company effective January 1, 2001. The adoption of SFAS 133 did not have a material impact on the results of operations or financial position of the Company.

     SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

     The adoption of SFAS 133 may increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

     In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (EITF 99-20). EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 on April 1, 2001 did not have a material effect on the Company.

(3) SPONSORED DEMUTUALIZATION

     On October 1, 2002, pursuant to a sponsored demutualization, Provident Mutual became a wholly owned subsidiary of NFS. The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock life insurance company in a process known as a demutualization. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act. Upon demutualization, Provident Mutual merged with and into Eagle Acquisition Corporation, a wholly owned subsidiary of NFS formed solely for the purposes of this transaction, with Provident Mutual surviving as a wholly owned subsidiary of NFS. Provident Mutual was renamed Nationwide Life Insurance Company of America.

     On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of NFS Class A common stock, cash totaling approximately $223.5 million, and increased policy values in the form of policy credits totaling approximately $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits. The aggregate purchase price was $1.12 billion.

     The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition.

                                                                   AS OF
(IN MILLIONS)                                                 OCTOBER 1, 2002
-------------                                                 ---------------
Fixed maturity securities available-for-sale................     $  348.6
Other investments, including cash...........................         82.3
VOBA........................................................         69.9
Other intangible assets.....................................          9.6
Other assets................................................         15.9
Assets held in separate accounts............................        671.3
                                                                 --------
  Total assets acquired.....................................      1,197.6
                                                                 --------
Future policy benefits and claims...........................        463.8
Other liabilities...........................................         (9.3)
Liabilities related to separate accounts....................        671.3
                                                                 --------
  Total liabilities assumed.................................      1,125.8
                                                                 --------
  Net assets acquired.......................................     $   71.8
                                                                 ========

     As a result of the demutualization, the Company's equity was adjusted from the September 30, 2002 balance of $104.9 million to reflect the net assets purchased of $71.8 million noted above.

     The table below lists the intangible assets acquired and their estimated useful lives over which the assets will be amortized.

                                                                 FAIR        ESTIMATED
(IN MILLIONS)                                                   VALUE       USEFUL LIFE
-------------                                                 ----------    -----------
Amortizing intangible assets:
  VOBA......................................................    $69.9         28 years
  Independent agency distribution force.....................      5.9         20 years
                                                                -----
     Total -- amortizing intangible assets..................     75.8         27 years
Non-amortizing intangible assets:
  State insurance licenses..................................      3.7       Indefinite
                                                                -----
     Total -- non-amortizing intangible assets..............      3.7               --
                                                                -----
       Total intangible assets..............................    $79.5         27 years
                                                                =====

(4)  INVESTMENTS

     The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2002 were:

                                                                 GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED    ESTIMATED
(IN MILLIONS)                                       COST         GAINS         LOSSES      FAIR VALUE
-------------                                     ---------    ----------    ----------    ----------
Fixed maturity securities:
  U.S. Treasury securities and obligations of
     U.S. Government corporations and
     agencies...................................   $  6.7         $ --          $ --         $  6.7
  Obligations of states and political
     subdivisions...............................      0.6           --            --            0.6
  Debt securities issued by foreign
     governments................................       --           --            --             --
  Corporate securities..........................    294.5          3.9           2.1          296.3
  Mortgage-backed securities -- U.S. Government
     backed.....................................      7.1           --           0.1            7.0
  Asset-backed securities.......................     41.4          3.4            --           44.8
                                                   ------         ----          ----         ------
     Total fixed maturity securities............    350.3          7.3           2.2          355.4
Equity securities...............................      3.8          0.1           0.1            3.8
                                                   ------         ----          ----         ------
     Total......................................   $354.1         $7.4          $2.3         $359.2
                                                   ======         ====          ====         ======

     The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2002, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                              AMORTIZED    ESTIMATED
(IN MILLIONS)                                                   COST       FAIR VALUE
-------------                                                 ---------    ----------
Fixed maturity securities available-for-sale:
  Due in one year or less...................................   $ 48.3        $ 48.6
  Due after one year through five years.....................    111.1         111.5
  Due after five years through ten years....................     99.9         101.0
  Due after ten years.......................................     42.5          42.5
                                                               ------        ------
     Subtotal...............................................    301.8         303.6
     Mortgage-backed securities -- U.S. Government backed...      7.1           7.0
     Asset-backed securities................................     41.4          44.8
                                                               ------        ------
       Total fixed maturity securities......................   $350.3        $355.4
                                                               ======        ======

     The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31, 2002:

(IN MILLIONS)
-------------
Unrealized gains, before adjustments and taxes..............  $ 5.1
Adjustment to VOBA..........................................   (2.7)
Deferred federal income tax.................................   (0.9)
                                                              -----
  Net unrealized gains......................................  $ 1.5
                                                              =====

     An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Securities available-for-sale:
  Fixed maturity securities.................................   $5.1
  Equity securities.........................................     --
                                                               ----
     Net change.............................................   $5.1
                                                               ====

     Proceeds from the sale of securities available-for-sale during the three months ended December 31, 2002 were $7.7 million. During the three months ended December 31, 2002, gross gains of $0.3 million and gross losses of $0.3 million were realized on those sales.

     The Company had no real estate investments as of December 31, 2002 that were non-income producing the preceding three months.

     Real estate is presented at cost less accumulated depreciation. The carrying value of real estate held for disposal totaled $0.4 million as of December 31, 2002.

     Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is greater than the recorded investment of the loan. As of December 31, 2002, the average recorded investment in impaired mortgage loans on real estate was $0.7 million and interest income recognized on those loans totaled $0.1 million for the three months ended December 31, 2002 which is equal to interest income recognized using a cash-basis method of income recognition.

     An analysis of investment income (loss) from continuing operations by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Gross investment income:
  Securities available-for-sale:
     Fixed maturity securities..............................  $ 4.6
     Equity securities......................................    0.3
  Mortgage loans on real estate.............................    0.8
  Real estate...............................................     --
  Policy loans..............................................    0.2
  Short-term investments....................................    0.1
  Other.....................................................   (0.2)
                                                              -----
     Gross investment income................................    5.8
Less investment expenses....................................    0.2
                                                              -----
  Net investment income.....................................  $ 5.6
                                                              =====

     An analysis of net realized (losses) gains on investments by investment type follows for the three months ended December 31, 2002:

(IN MILLIONS)
-------------
Realized gains (losses) on sale of securities
  available-for-sale
  Fixed maturity securities -- gains........................  $ 0.3
  Fixed maturity securities -- losses.......................   (0.3)
  Equity securities.........................................     --
Other-than-temporary impairments of securities
  available-for-sale:
  Fixed maturity securities.................................   (0.1)
  Equity securities.........................................     --
Real estate.................................................     --
Mortgage loans on real estate...............................   (0.1)
Other.......................................................     --
                                                              -----
  Net realized losses on investments........................  $(0.2)
                                                              =====

     There were $7.2 million of fixed maturity securities as of December 31, 2002 that were on deposit with various regulatory agencies as required by law.

(5)  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the DAC asset for the three months ended December 31, 2002 is as follows:

(IN MILLIONS)
-------------
Balance at beginning of period..............................  $  --
Expenses deferred...........................................    2.4
Amortization of DAC.........................................   (0.8)
                                                              -----
                                                                1.6
Effect on DAC from unrealized (gains) losses................     --
                                                              -----
Balance at end of period....................................  $ 1.6
                                                              =====

(6)  VALUE OF BUSINESS ACQUIRED AND OTHER INTANGIBLE ASSETS

     A reconciliation of VOBA for the three months ended December 31, 2002 is as follows:

(IN MILLIONS)
-------------
Balance at beginning of period..............................  $  --
VOBA established during the period..........................   69.9
Amortization of VOBA........................................   (2.1)
                                                              -----
                                                               67.8
Unrealized gain on available-for-sale securities............   (2.7)
Balance at end of period....................................  $65.1
                                                              =====

     Intangible assets as of December 31, 2002 are summarized as follows:

                                                      GROSS
                                                     CARRYING    ACCUMULATED
($ IN MILLIONS)                                       AMOUNT     AMORTIZATION    USEFUL LIFE
---------------                                      --------    ------------    -----------
Amortizing intangible assets:
  VOBA.............................................   $69.9          $2.1         28 years
  Independent agency force.........................     5.9           0.0         20 years
                                                      -----          ----        ----------
     Total.........................................    75.8           2.1
Non-amortizing intangible assets:
  State insurance licenses.........................     3.7           0.0        Indefinite
                                                      -----          ----
     Total.........................................     3.7           0.0
                                                      -----          ----
     Grand total...................................   $79.5          $2.1
                                                      =====          ====

     The state insurance licenses have indefinite lives and therefore are not amortized.

     The actual amortization for the three months ended December 31, 2002 and estimated amortization for the next five years for VOBA and for intangible assets with finite lives is as follows:

                                                                INTANGIBLE ASSETS
(IN MILLIONS)                                           VOBA    WITH FINITE LIVES    TOTAL
-------------                                           ----    -----------------    -----
Three months ended December 31, 2002..................  $2.1          $0.0           $2.1
2003..................................................  $9.1          $0.1           $9.2
2004..................................................  $7.7          $0.1           $7.8
2005..................................................  $7.1          $0.1           $7.2
2006..................................................  $6.5          $0.2           $6.7
2007..................................................  $6.4          $0.2           $6.6

(7)  FEDERAL INCOME TAX

     The tax effects of temporary differences that give rise to significant components of the net deferred tax asset as of December 31, 2002 were as follows:

(IN MILLIONS)
-------------
DEFERRED TAX ASSETS
  Equity securities.........................................  $ 0.1
  Future policy benefits....................................   29.4
  DAC.......................................................    8.6
  Equity securities and other long-term investments.........    1.5
                                                              -----
     Total gross deferred tax assets........................   39.6
  Less valuation allowance..................................     --
                                                              -----
  Net deferred tax assets...................................   39.6
                                                              -----
DEFERRED TAX LIABILITIES
  VOBA......................................................   22.8
  Fixed maturity securities.................................    1.5
  Other assets and other liabilities........................    4.9
  Other.....................................................    1.7
                                                              -----
     Total gross deferred tax liabilities...................   30.9
                                                              -----
  Net deferred tax asset....................................  $ 8.7
                                                              =====

     Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2002, the Company had a realized capital loss carryforward of $4.4 million. Management believes that it is more likely than not that the Company will generate sufficient realized capital gains within the appropriate carryforward period to offset the realized capital losses. Deferred tax assets have been recorded to reflect the tax benefits of these realized capital losses.

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the three months ended December 31, 2002.

     The Company's current federal income tax receivable was $1.6 million as of December 31, 2002.

     Federal income tax expense attributable to income for the three months ended December 31, 2002 was as follows:

(IN MILLIONS)
-------------
Current.....................................................  $1.8
Deferred....................................................    --
                                                              ----
                                                              $1.8
                                                              ====

     Total federal income tax expense for the three months ended December 31, 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense as follows:

(IN MILLIONS)                                                 AMOUNT     %
-------------                                                 ------    ----
Computed (expected) tax expense.............................  $ 1.4     35.0
Tax exempt interest and dividends received deduction........   (0.2)    (5.0)
Other, net..................................................    0.6     15.0
                                                              -----     ----
  Total (effective rate of each year).......................  $ 1.8     45.0
                                                              =====     ====

     There were no federal income taxes (refunded) paid during the three months ended December 31, 2002.

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2.0 million. The Company has no present plans to make any distributions that would subject the Account to current taxation.

(8)  COMPREHENSIVE INCOME (LOSS)

     Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Other comprehensive income

(loss) is comprised of unrealized gains (losses) on securities available-for-sale. The related before and after federal income tax amounts for the three months ended December 31, 2002 were as follows:

(IN MILLIONS)
-------------
Unrealized gains (losses) on securities available-for-sale
  arising during the period:
     Gross..................................................   $ 4.9
     Adjustment to VOBA.....................................    (2.7)
     Related federal income tax expense.....................    (0.8)
                                                               -----
       Net..................................................     1.4
                                                               -----
Reclassification adjustment for net losses on securities
  available-for-sale realized during the period:
     Gross..................................................     0.2
     Related federal income tax benefit.....................    (0.1)
                                                               -----
       Net..................................................     0.1
                                                               -----
Other comprehensive income on securities
  available-for-sale........................................   $ 1.5
                                                               =====

(9)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

     The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

     Mortgage loans on real estate, net: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated value is based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent.

     Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the balance sheet for these instruments approximate their fair value.

     Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

     Investment contracts: The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

     Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

     Policyholder Dividends and Accumulations: The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest.

     Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2002:

                                                              CARRYING    ESTIMATED
(IN MILLIONS)                                                  AMOUNT     FAIR VALUE
-------------                                                 --------    ----------
ASSETS
  Investments:
     Securities available-for-sale:
       Fixed maturity securities............................   $355.4       $355.4
       Equity securities....................................      3.8          3.8
     Mortgage loans on real estate, net.....................     64.6         65.5
     Policy loans...........................................     14.3         14.3
  Assets held in separate accounts..........................    671.6        671.6
LIABILITIES
  Investment contracts......................................    366.5        339.5
  Policy reserves on life insurance contracts...............     87.6         60.1
  Liabilities related to separate accounts..................    671.6        671.6

(10)  RISK DISCLOSURES

     The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

     Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a disciplined investment strategy, by maintaining sound reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheet.

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $7.1 million extending into 2003 were outstanding as of December 31, 2002. The Company also had no commitments to purchase fixed maturity securities outstanding as of December 31, 2002. At December 31, 2002, the Company had outstanding limited partnership commitments of $0.6 million.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2002, 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets will result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed minimum death benefit claims
     (GMDB), which may require the Company to accelerate the amortization of VOBA and DAC.

     The Company's individual variable life and annuity products include GMDB features which may provide a death benefit in excess of the policy account value as a result of declines in the underlying account value. As of December 31, 2002, the net amount at risk, defined as the excess of the death benefit over the account value, was $3.2 billion before reinsurance and $0.8 billion net of reinsurance. As of December 31, 2002, the Company's reserve for GMDB claims was $0.9 million.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. The Company has a diversified portfolio with no more than 20.0% in any geographic area and no more than 4.9% with any one borrower as of December 31, 2002. As of December 31, 2002, 13.6% of the carrying value of the Company's commercial mortgage loan portfolio financed retail properties.

     Significant Business Concentrations: As of December 31, 2002, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic location. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic area in which business is conducted that makes it vulnerable to an event which could cause a severe impact to the Company's financial position.

     Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements that are net of reinsurance activity (in millions):

                                                              CEDED TO      ASSUMED
                                                   GROSS        OTHER      FROM OTHER      NET
                                                   AMOUNT     COMPANIES    COMPANIES      AMOUNT
                                                  --------    ---------    ----------    --------
DECEMBER 31, 2002:
Life insurance in force.........................  $4,961.6    $2,106.4       $18.6       $2,873.8
                                                  ========    ========       =====       ========
Life insurance premiums.........................  $    3.3    $    0.8       $  --       $    2.5
                                                  ========    ========       =====       ========
Accident & health premiums......................  $     --    $     --       $  --       $     --
                                                  ========    ========       =====       ========

     Collateral -- Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. No securities were on loan as of December 31, 2002.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the period presented herein.

     The statutory capital and surplus of the Company as of December 31, 2002 was $32.2 million. The statutory net loss of the Company for the three months ended December 31, 2002 was $(0.5) million.

     Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

(12)  RELATED PARTY TRANSACTIONS

     NLICA and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $3.0 million for the three months ended December 31, 2002.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by NLICA. Total SPDA contracts affected by this guarantee in force at December 31, 2002 approximated $54.3 million.

(13)  CONTINGENCIES

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or results of operations.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     There can be no assurance that any such litigation will not have a material adverse effect on the Company in the future.

(14)  SEGMENT INFORMATION

     The Company uses differences in products as the basis for defining its reportable segments. The Company reports two product segments: Individual Annuity and Life Insurance.

     The Individual Annuity segment consists of fixed and variable products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.

     The Life Insurance segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life and health insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.

     In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments and unallocated expenses. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments.

     The following tables summarize the financial results of the Company's business segments for the three months ended December 31, 2002.

                                                     INDIVIDUAL      LIFE
(IN MILLIONS)                                         ANNUITY      INSURANCE    CORPORATE     TOTAL
-------------                                        ----------    ---------    ---------    --------
Net investment income..............................    $  4.9       $  0.6       $  0.1      $    5.6
Other operating revenue............................       2.8          7.0           --           9.8
                                                       ------       ------       ------      --------
  Total operating revenue..........................       7.7          7.6          0.1          15.4
                                                       ------       ------       ------      --------
Interest credited to policyholder account
  balances.........................................       3.0          0.2           --           3.2
Amortization of DAC................................        --          0.8           --           0.8
Amortization of VOBA...............................       2.1           --           --           2.1
Other benefits and expenses........................       0.9          4.2           --           5.1
                                                       ------       ------       ------      --------
  Total benefits and expenses......................       6.0          5.2           --          11.2
                                                       ------       ------       ------      --------
Operating income (loss) before federal income tax
  expense..........................................       1.7          2.4          0.1           4.2
Net realized losses on investments.................        --           --         (0.2)         (0.2)
                                                       ------       ------       ------      --------
Income (loss) before federal income tax expense....    $  1.7       $  2.4       $ (0.1)     $    4.0
                                                       ======       ======       ======      ========
Assets as of December 31, 2002.....................    $953.2       $240.3       $ 12.5      $1,206.0
                                                       ======       ======       ======      ========

     The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.

                                PROVIDENTMUTUAL
                            LIFE AND ANNUITY COMPANY
                                   OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF PROVIDENT MUTUAL LIFE INSURANCE COMPANY)

                              FINANCIAL STATEMENTS
        FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEARS ENDED
                           DECEMBER 31, 2001 AND 2000

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Providentmutual Life and Annuity Company of America:

     We have audited the accompanying balance sheet of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the related statements of operations, changes in equity, and cash flows for the nine month period ended September 30, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the 2002 financial statements referred to above present fairly, in all material respects, the financial position of Providentmutual Life and Annuity Company of America as of September 30, 2002, and the results of its operations and its cash flows for the nine month period ended September 30, 2002, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Philadelphia, PA
January 28, 2003

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
Providentmutual Life and Annuity Company of America:

In our opinion, the balance sheet as of December 31, 2001 and the related statements of operations, changes in equity and cash flows for each of the two years in the period ended December 31, 2001 present fairly, in all material respects, the financial position, results of operations and cash flows of Providentmutual Life and Annuity Company of America at December 31, 2001 and for each of the two years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

Philadelphia, Pennsylvania
January 18, 2002

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                                 BALANCE SHEETS
                                 (IN THOUSANDS)

                                                              SEPTEMBER 30,    DECEMBER 31,
                                                                  2002             2001
                                                              -------------    ------------
ASSETS
Investments:
  Securities available for sale, at fair value:
     Fixed maturity securities (cost: 2002-$336,639;
      2001-$342,574)........................................   $  348,611       $  340,602
     Equity securities (cost: 2002-$176; 2001-$176).........          500              348
  Mortgage loans............................................       55,329           61,013
  Real estate...............................................          372              656
  Policy loans..............................................       15,465           15,685
  Other invested assets.....................................        4,213            6,368
                                                               ----------       ----------
       Total investments....................................      424,490          424,672
                                                               ----------       ----------
Cash and cash equivalents...................................          633            2,579
Premiums due................................................          101              245
Investment income due and accrued...........................        6,379            6,450
Deferred policy acquisition costs...........................      135,557          149,500
Reinsurance recoverable.....................................        5,537            6,492
Separate account assets.....................................      671,249          963,281
Other assets................................................        7,285            7,146
                                                               ----------       ----------
       Total assets.........................................   $1,251,231       $1,560,365
                                                               ==========       ==========
LIABILITIES
Policy liabilities:
  Future policyholder benefits..............................   $  462,114       $  477,411
  Other policy obligations..................................        1,074            2,170
                                                               ----------       ----------
       Total policy liabilities.............................      463,188          479,581
                                                               ----------       ----------
Payable to parent...........................................          866               --
Deferred income taxes payable...............................        8,297            7,817
Separate account liabilities................................      671,249          963,281
Other liabilities...........................................        2,735            3,384
                                                               ----------       ----------
       Total liabilities....................................    1,146,335        1,454,063
                                                               ----------       ----------
COMMITMENTS AND CONTINGENCIES -- NOTES 8, 9, AND 11
EQUITY
  Common stock, $10 par value; authorized 500 shares; issued
     and outstanding 250 shares.............................        2,500            2,500
  Contributed capital in excess of par......................       49,165           49,165
  Retained earnings.........................................       50,497           55,854
  Accumulated other comprehensive income:
     Net unrealized appreciation (depreciation) on
      securities............................................        2,734           (1,217)
                                                               ----------       ----------
       Total equity.........................................      104,896          106,302
                                                               ----------       ----------
       Total liabilities and equity.........................   $1,251,231       $1,560,365
                                                               ==========       ==========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF OPERATIONS
                                 (IN THOUSANDS)

                                                              NINE MONTHS        YEARS ENDED
                                                                 ENDED           DECEMBER 31,
                                                             SEPTEMBER 30,    ------------------
                                                                 2002          2001       2000
                                                             -------------    -------    -------
REVENUES
Policy and contract charges................................    $ 21,918       $30,623    $30,273
Premiums...................................................       6,536        11,143     22,283
Net investment income......................................      21,350        29,645     30,541
Other (loss) income........................................         (39)        1,214      1,459
Net realized losses on investments.........................     (12,004)       (3,572)    (1,457)
                                                               --------       -------    -------
  Total revenues...........................................      37,761        69,053     83,099
                                                               --------       -------    -------
BENEFITS AND EXPENSES
Policy and contract benefits...............................       8,903        11,111     13,551
Change in future policyholder benefits.....................      12,152        20,940     29,556
Commissions and operating expenses.........................      26,144        20,931     30,239
Policyholder dividends.....................................         940         1,294      1,161
                                                               --------       -------    -------
  Total benefits and expenses..............................      48,139        54,276     74,507
                                                               --------       -------    -------
     (Loss) income before income taxes.....................     (10,378)       14,777      8,592
Income tax (benefit) expense:
  Current..................................................      (3,374)       (1,475)     1,135
  Deferred.................................................      (1,647)        4,524        637
                                                               --------       -------    -------
     Total income tax (benefit) expense....................      (5,021)        3,049      1,772
                                                               --------       -------    -------
       Net (loss) income...................................    $ (5,357)      $11,728    $ 6,820
                                                               ========       =======    =======

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                        STATEMENTS OF CHANGES IN EQUITY
 NINE MONTHS ENDED SEPTEMBER 30, 2002 AND THE YEARS ENDED DECEMBER 31, 2001 AND
                                      2000
                                 (IN THOUSANDS)

                                                                                     NET
                                                       CONTRIBUTED                UNREALIZED
                                     COMMON              CAPITAL                 APPRECIATION
                                     STOCK    COMMON    IN EXCESS    RETAINED   (DEPRECIATION)    TOTAL
                                     SHARES   STOCK      OF PAR      EARNINGS   ON SECURITIES     EQUITY
                                     ------   ------   -----------   --------   --------------   --------
Balance at January 1, 2000.........   250     $2,500     $44,165     $37,306       $(3,835)      $ 80,136
                                                                                                 --------
  Comprehensive income
     Net income....................    --        --           --       6,820            --          6,820
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale.....................    --        --           --          --           337            337
                                                                                                 --------
  Total comprehensive income.......                                                                 7,157
  Capital contribution from
     parent........................    --        --        5,000          --            --          5,000
                                      ---     ------     -------     -------       -------       --------
Balance at December 31, 2000.......   250     2,500       49,165      44,126        (3,498)        92,293
                                                                                                 --------
  Comprehensive income
     Net income....................    --        --           --      11,728            --         11,728
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale.....................    --        --           --          --         2,281          2,281
                                                                                                 --------
  Total comprehensive income.......                                                                14,009
                                      ---     ------     -------     -------       -------       --------
Balance at December 31, 2001.......   250     2,500       49,165      55,854        (1,217)       106,302
                                                                                                 --------
  Comprehensive income
     Net loss......................    --        --           --      (5,357)           --         (5,357)
     Other comprehensive income,
       net of tax:
       Change in unrealized
          appreciation
          (depreciation) on
          securities available for
          sale.....................    --        --           --          --         3,951          3,951
                                                                                                 --------
  Total comprehensive income.......                                                                (1,406)
                                      ---     ------     -------     -------       -------       --------
Balance at September 30, 2002......   250     $2,500     $49,165     $50,497       $ 2,734       $104,896
                                      ===     ======     =======     =======       =======       ========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                            STATEMENTS OF CASH FLOWS
                                 (IN THOUSANDS)

                                                               NINE MONTHS
                                                                  ENDED       YEARS ENDED DECEMBER 31,
                                                              SEPTEMBER 30,   -------------------------
                                                                  2002           2001          2000
                                                              -------------   ----------    -----------
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income...........................................    $ (5,357)      $ 11,728      $   6,820
Adjustments to reconcile net (loss) income to net cash
  provided by (used in) operating activities:
  Interest credited to variable universal life and
    investment products.....................................      12,873         20,106         23,279
  Amortization of deferred policy acquisition costs.........      20,707         15,335         24,379
  Capitalization of deferred policy acquisition costs.......     (12,778)       (30,436)       (34,336)
  Deferred income taxes.....................................      (1,647)         4,524            637
  Net realized losses on investments........................      12,004          3,572          1,457
  Change in reinsurance recoverable.........................         955         (1,467)        (1,510)
  Change in policy liabilities..............................     (14,415)       (20,592)       (21,492)
  Other, net................................................         988         (8,451)        (1,029)
                                                                --------       --------      ---------
    Net cash provided by (used in) operating activities.....      13,330         (5,681)        (1,795)
                                                                --------       --------      ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of investments:
  Fixed maturity securities available for sale..............       8,810         36,518         27,576
  Equity securities available for sale......................          --              3            113
  Real estate...............................................          --            891            489
  Other invested assets.....................................         191          1,446            303
Proceeds from maturities of investments:
  Fixed maturity securities available for sale..............      47,617         43,448         35,151
  Fixed maturity securities held to maturity................          --             --         14,653
  Mortgage loans............................................       5,598          4,020          6,369
Purchases of investments:
  Fixed maturity securities available for sale..............     (61,065)       (86,757)       (54,214)
  Fixed maturity securities held to maturity................          --             --         (3,290)
  Equity securities available for sale......................          --             --             (5)
  Mortgage loans............................................          --         (4,930)        (9,125)
  Real estate...............................................          --             (3)            (6)
  Other invested assets.....................................        (270)          (368)        (2,233)
Contributions of separate account seed money................          --             --           (350)
Policy loans, net...........................................         220         (1,180)        (3,337)
                                                                --------       --------      ---------
    Net cash provided by (used in) investing activities.....       1,101         (6,912)        12,094
                                                                --------       --------      ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Variable universal life and investment product deposits.....      62,540        174,795        204,658
Variable universal life and investment product
  withdrawals...............................................     (78,917)      (163,656)      (221,934)
Capital contribution from parent............................          --             --          5,000
                                                                --------       --------      ---------
    Net cash (used in) provided by financing activities.....     (16,377)        11,139        (12,276)
                                                                --------       --------      ---------
    Net change in cash and cash equivalents.................      (1,946)        (1,454)        (1,977)
Cash and cash equivalents, beginning of period..............       2,579          4,033          6,010
                                                                --------       --------      ---------
Cash and cash equivalents, end of period....................    $    633       $  2,579      $   4,033
                                                                ========       ========      =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash (received) paid during the period for income taxes.....    $ (2,790)      $  2,625      $   2,500
                                                                ========       ========      =========
Foreclosure of mortgage loans...............................    $     --       $     --      $     653
                                                                ========       ========      =========

                 See accompanying notes to financial statements

                    PROVIDENTMUTUAL LIFE AND ANNUITY COMPANY
                                   OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  BACKGROUND

     Providentmutual Life and Annuity Company of America (the Company) is a stock life insurance company and a wholly-owned subsidiary of Provident Mutual Life Insurance Company (Provident Mutual).

     The Company sells certain variable annuity and traditional life insurance products principally through a personal producing general agency (PPGA) and a brokerage sales force. The Company also maintains blocks of individual variable and fixed annuities. The Company is licensed to operate in 49 states and the District of Columbia, each of which has regulatory oversight. Sales in 18 states accounted for 79% of the Company's sales for the nine months ended September 30, 2002. No single producer accounted for more than 1% of the Company's sales for the nine months ended September 30, 2002. For many of the life insurance and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, selected benefit elements and policy provisions are determined by statutes and regulations in each of these states. As a result of the demutualization (see Note 13), the Company will no longer sell individual and variable annuity products as of October 1, 2002.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

     The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). Certain prior year amounts have been reclassified to conform to the current year presentation.

     The Company prepares financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (SAP). Practices under SAP vary from GAAP primarily with respect to the deferral and subsequent amortization of policy acquisition costs, the valuation of policy reserves, the accounting for deferred income taxes, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances.

     Amounts disclosed in the footnotes are denoted in thousands of dollars.

     Statutory net (loss) income was $(9,577), $(4,212) and $603 for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively. Statutory surplus was $31,617 and $39,180 as of September 30, 2002 and December 31, 2001, respectively.

     The preparation of the accompanying financial statements in conformity with GAAP required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate, impairment losses on other investments and Federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are appropriate. The Company is subject to interest rate risk to the extent its investment portfolio cash flows are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

INVESTED ASSETS

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes. Until December 31, 2000, fixed maturity securities that the Company had the intent and ability to hold to maturity were designated as "held to maturity" and reported at amortized cost. As part of the Company's adoption of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" on January 1, 2001, the Company reclassified its "held to maturity" portfolio as "available for sale".

     Equity securities (common stocks) are reported at fair value. Unrealized appreciation/depreciation on these securities is recorded in accumulated other comprehensive income in equity, net of adjustments to deferred policy acquisition costs and deferred Federal income taxes.

     Management regularly reviews its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments. A number of criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the length of time the security's fair value has been below amortized cost or cost, and by how much, specific credit issues related to the issuer and current economic conditions. Fixed maturity and equity securities that have experienced an other-than-temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Upon impairment, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted at the mortgage loan's effective interest rate or the fair value of the underlying collateral. Changes in the reserve are credited (charged) to operations. Reserves totaled $806 and $845 at September 30, 2002 and December 31, 2001, respectively.

     Policy loans are reported at unpaid principal balances.

     Foreclosed real estate is carried at the lower of cost or fair value (less costs to sell), less encumbrances.

     Other invested assets consist of limited partnerships and the Company's separate account seed money. The limited partnerships are carried on the equity method. The separate account seed money is carried at fair value.

     Cash and cash equivalents include cash and all highly liquid investments with a maturity of three months or less when purchased.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments; any resulting adjustment is included in net investment income. Loans in foreclosure and loans considered impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received. All other investment income is recorded on the accrual basis.

BENEFIT RESERVES AND POLICYHOLDER CONTRACT DEPOSITS

  Variable Life and Investment-Type Products

     Variable life products are flexible premium variable universal life. Investment-type products consist primarily of single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating. In addition to guaranteeing benefits, the policies provide for payment of dividends, as declared annually by the Company based on experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent with those underlying the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 4.5%.

PREMIUMS, CHARGES AND BENEFITS

  Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. The timing of revenue recognition as it relates to charges assessed is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the statements of operations. Expenses include interest credited to account balances and benefit payments made in excess of policy account balances. Investment performance for variable life insurance policies and variable annuity contracts is credited to the account balance based on the investment performance of separate accounts chosen by the policyholder/contractowner. For other policies, the account balances were credited interest at rates that ranged from 3.0% to 10.0% for the 2002 period.

  Traditional Life Insurance

     Premiums for individual life policies are recognized when due.

     Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs. Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except acquisition costs deferred) are charged to income as incurred.

  Deferred Policy Acquisition Costs

     The costs of acquiring business that vary with and are directly related to the production of new business have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. The average expected investment yields, before realized capital gains and losses, in the calculation of expected gross margins is 7.8%. Deferred policy acquisition costs on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incidence of expected gross profits, including realized investment gains and losses, over the expected lives of the policies. Financial market growth rates anticipated in the calculation of expected gross profits are based on a long-term mean currently estimated at 8.3%. The Company's most recent and prospective five-year average growth rate is 8.3%.

     Deferred policy acquisition costs are subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the deferred policy acquisition cost asset that would result from the realization of unrealized gains and losses is recognized through an offset to accumulated other comprehensive income as of the balance sheet date.

CAPITAL GAINS AND LOSSES

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold. A realized capital loss is recorded at the time a decline in the value of an investment is determined to be other-than-temporary.

POLICYHOLDER DIVIDENDS

     Annually, the Board of Directors declares the amount of dividends to be paid to participating policyholders in the following calendar year. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations. Participating life insurance in force was 8% and 9% of face value of total life insurance in force at September 30, 2002 and December 31, 2001, respectively.

REINSURANCE

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances. Assets and liabilities related to reinsurance are reported on a gross basis.

SEPARATE ACCOUNTS

     Separate account assets and liabilities reflect segregated funds administered and invested by the Company for the benefit of variable annuity contractowners and variable life insurance policyholders.

     The contractowners/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return and on the Company's seed money. The separate account assets are carried at fair value. The activity of the separate accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives.

FEDERAL INCOME TAXES

     The Company is included in a consolidated Federal income tax return with Provident Mutual. The tax liability is accrued on a separate company basis, adjusted for an allocation of an equity tax from Provident Mutual. The Company provides for Federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for Federal income taxes are estimates regarding the deductibility of certain expenses and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for Federal income taxes recorded in the financial statements.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

NEW ACCOUNTING PRONOUNCEMENTS

     In November 2002, the Financial Accounting Standards Board (FASB) issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees -- an interpretation of FASB Statements No. 5, 57, and 107 and rescission of FASB Interpretation No. 34" (FIN 45). FIN 45 requires a guarantor to provide more detailed interim and annual financial statement disclosures about obligations under certain guarantees it has issued. It also requires a guarantor to recognize, at the inception of new guarantees issued or modified after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee. Although superceded by FIN 45, the guidance provided in FASB Interpretation No. 34, "Disclosure of Indirect Guarantees of Indebtedness of Others" has been incorporated into FIN 45 without change. The adoption of FIN 45 on January 1, 2003 is not expected to have a material impact on the financial position or results of operations of the Company.

     In June 2002, the FASB issued Statement of Financial Accounting Standards
(SFAS) No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 is effective for exit or disposal activities that are initiated after December 31, 2002. Adoption of SFAS 146 is not expected to have a material impact on the financial position or results of operations of the Company.

     In April 2002, the FASB issued SFAS No. 145, "Rescission of FASB Statements Nos. 4, 44 and 64, Amendment of FASB Statement No. 13 and Technical Corrections" (SFAS 145). SFAS 145 was effective for fiscal years beginning after May 15, 2002. The Company adopted SFAS 145 on April 1, 2002. The adoption of SFAS 145 did not have any impact on the financial position or results of operations of the Company.

     In October 2001, the FASB issued SFAS No. 144, "Accounting for Impairment or Disposal of Long-Lived Assets" (SFAS 144). SFAS 144 supersedes SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed of" (SFAS 121), and APB Opinion No. 30, "Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions" (APB
30). SFAS 144 carries forward many of the provisions of SFAS 121 and APB 30 for recognition and measurement of the impairment of long-lived assets to be held and used, and measurement of long-lived assets to be disposed of by sale. Under SFAS 144, if a long-lived asset is part of a group that includes other assets and liabilities, then the provisions of SFAS 144 apply to the entire group. In addition, SFAS 144 does not apply to goodwill and other intangible assets that are not amortized. The Company adopted SFAS 144 on January 1, 2002. The adoption of SFAS 144 did not have a material impact on the financial position and results of operations of the Company.

     In July 2001, the FASB issued SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). SFAS 142 applies to all acquired intangible assets whether acquired singularly, as part of a group, or in a business combination. SFAS 142 supersedes APB Opinion No. 17, "Intangible Assets" (APB 17) and carries forward provisions in APB 17 related to internally developed intangible assets. SFAS 142 changes the accounting for goodwill and intangible assets with indefinite lives from an amortization method to an impairment-only approach. The Company adopted SFAS 142 on January 1, 2002. The adoption of SFAS 142 did not have any impact on the financial position or results of operations of the Company.

     In July 2001, the FASB issued SFAS No. 141, "Business Combinations" (SFAS
141). SFAS 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The use of the pooling-of-interests method has been prohibited.

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). SFAS 133 requires that all derivatives be recorded at fair value in the balance sheet as either assets or liabilities. The accounting for changes in the fair value of a derivative depends on its intended use and its resulting designation. This Statement is effective for fiscal years beginning after June 15, 1999. In June 1999, the FASB issued SFAS No. 137, "Accounting for Derivative Instruments and Hedging Activities -- Deferral of the Effective Date of SFAS No. 133", which changed the effective date of SFAS No. 133 to fiscal years beginning after June 15, 2000. In June 2000, the FASB issued SFAS No. 138 "Accounting for Certain Derivative Instruments and Certain Hedging Activities", which amended the accounting and reporting standards of SFAS No. 133 for certain derivative instruments and certain hedging activities effective for fiscal years beginning after June 15, 2000. There was no impact as a result of the adoption of SFAS 133 on the financial statements other than reclassification of securities from "held to maturity" to "available for sale".

     In November 1999, the Emerging Issues Task Force (EITF) issued EITF Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" (EITF 99-20). The Company adopted EITF 99-20 on January 1, 2001. EITF 99-20 establishes the method of recognizing interest income and impairment on asset-backed investment securities. EITF 99-20 requires the Company to update the estimate of cash flows over the life of certain retained beneficial interests in securitization transactions and purchased beneficial interests in securitized financial assets. Pursuant to EITF 99-20, based on current information and events, if the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value and if there has been a decrease in the estimated cash flows since the last revised estimate, considering both timing and amount, then an other-than-temporary impairment should be recognized. Adoption of EITF 99-20 did not have a material effect on the Company.

3.  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at September 30, 2002 and December 31, 2001:

                                        SEPTEMBER 30, 2002        DECEMBER 31, 2001
                                       --------------------    ------------------------
                                         FAIR      CARRYING       FAIR        CARRYING
                                        VALUE       VALUE        VALUE         VALUE
                                       --------    --------    ----------    ----------
ASSETS
Investments available for sale:
  Fixed maturity securities..........  $348,611    $348,611      $340,602      $340,602
  Equity securities..................      $500        $500          $348          $348
Mortgage loans.......................   $61,145     $55,329       $62,842       $61,013
LIABILITIES FOR INVESTMENT-TYPE
  INSURANCE CONTRACTS
Supplementary contracts without life
  contingencies......................    $7,905      $7,501        $7,715        $7,368
Individual annuities.................  $888,524    $903,163    $1,164,643    $1,187,396

     The underlying investment risk of the Company's variable life insurance policies and variable annuity contracts is assumed by the policyholders/contractowners. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

INVESTMENT SECURITIES

     Bonds and common stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 4).

MORTGAGE LOANS

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the fair value of the underlying property.

POLICY LOANS

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

INDIVIDUAL ANNUITIES AND SUPPLEMENTARY CONTRACTS

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

POLICYHOLDER DIVIDENDS AND ACCUMULATIONS

     The policyholder dividend and accumulation liabilities will ultimately be settled in cash, applied toward the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

4.  INVESTMENTS

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of September 30, 2002 and December 31, 2001 are as follows:

                                                                  SEPTEMBER 30, 2002
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  5,765      $   977            --      $  6,742
Obligations of states and political
  subdivisions..................................       537           44            --           581
Corporate securities............................   310,807       16,157        $5,905       321,059
Mortgage-backed securities......................    19,530          699            --        20,229
                                                  --------      -------        ------      --------
  Subtotal -- fixed maturities..................   336,639       17,877         5,905       348,611
Equity securities...............................       176          324            --           500
                                                  --------      -------        ------      --------
  Total.........................................  $336,815      $18,201        $5,905      $349,111
                                                  ========      =======        ======      ========

                                                                  DECEMBER 31, 2001
                                                  --------------------------------------------------
                                                                 GROSS         GROSS       ESTIMATED
                                                  AMORTIZED    UNREALIZED    UNREALIZED      FAIR
AVAILABLE FOR SALE                                  COST         GAINS         LOSSES        VALUE
------------------                                ---------    ----------    ----------    ---------
U.S. Treasury securities and obligations of U.S.
  government corporations and agencies..........  $  5,766       $  601            --      $  6,367
Obligations of states and political
  subdivisions..................................       969           40            --         1,009
Corporate securities............................   320,770        7,179       $10,292       317,657
Mortgage-backed securities......................    15,069          526            26        15,569
                                                  --------       ------       -------      --------
  Subtotal -- fixed maturities..................   342,574        8,346        10,318       340,602
Equity securities...............................       176          202            30           348
                                                  --------       ------       -------      --------
  Total.........................................  $342,750       $8,548       $10,348      $340,950
                                                  ========       ======       =======      ========

     The amortized cost and estimated fair value of fixed maturity securities at September 30, 2002, by contractual maturity, are as follows:

                                                                           ESTIMATED
                                                              AMORTIZED       FAIR
AVAILABLE FOR SALE                                              COST         VALUE
------------------                                            ---------    ----------
Due in one year or less.....................................  $ 63,612      $ 63,454
Due after one year through five years.......................   138,074       142,004
Due after five years through ten years......................    75,592        80,565
Due after ten years.........................................    59,361        62,588
                                                              --------      --------
  Total.....................................................  $336,639      $348,611
                                                              ========      ========

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

     Realized (losses) gains on investments for the nine months ended September 30, 2002 and years ended December 31, 2001 and 2000 are summarized as follows:

                                                         2002       2001       2000
                                                       --------    -------    -------
Fixed maturities.....................................  $(10,456)   $(3,565)   $(1,099)
Equity securities....................................        --         (2)        57
Real estate..........................................      (284)        (5)      (415)
Mortgage loans.......................................        38         --         --
Other invested assets................................    (1,302)        --         --
                                                       --------    -------    -------
                                                       $(12,004)   $(3,572)   $(1,457)
                                                       ========    =======    =======

     Realized losses due to other-than-temporary declines of fair value on fixed maturities were $9,715 for the nine months ended September 30, 2002 and $3,965 and $300 for the years ended December 31, 2001 and 2000, respectively.

     Proceeds from the sale of securities available for sale during the nine months ended September 30, 2002 and the twelve months ended December 31, 2001 and 2000 were $8,810, $36,518 and $27,576, respectively. Gross gains of $328, $1,066 and $197 were realized on sales of fixed maturities in the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

     Net unrealized (depreciation) appreciation on available for sale securities as of September 30, 2002 and December 31, 2001 is summarized as follows:

                                                               2002       2001
                                                              -------    -------
Net unrealized appreciation (depreciation):
  Fixed maturities..........................................  $11,972    $(1,972)
  Equities..................................................      324        172
  Separate account seed money...............................   (1,190)      (713)
                                                              -------    -------
                                                               11,106     (2,513)
  Adjustment to deferred policy acquisition costs...........   (5,375)       640
  Adjustment to future policyholder benefits................   (1,526)        --
  Deferred Federal income taxes.............................   (1,471)       656
                                                              -------    -------
Net unrealized appreciation (depreciation)..................  $ 2,734    $(1,217)
                                                              =======    =======

     Net investment income, by type of investment, is as follows for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000:

                                                         2002       2001       2000
                                                        -------    -------    -------
Gross investment income:
Fixed maturities:
  Available for sale..................................  $17,674    $24,229    $22,586
  Held to maturity....................................       --         --      2,880
Equity securities.....................................       --          1          7
Mortgage loans........................................    3,593      4,964      4,842
Real estate...........................................       --         97        300
Policy loans..........................................      567        765        606
Cash and cash equivalents.............................      138        427        455
Other, net............................................       (4)       459        216
                                                        -------    -------    -------
                                                         21,968     30,942     31,892
Less investment expenses..............................     (618)    (1,297)    (1,351)
                                                        -------    -------    -------
Net investment income.................................  $21,350    $29,645    $30,541
                                                        =======    =======    =======

     There were $6,695 of fixed maturity securities as of September 30, 2002 that were on deposit with various regulatory agencies as required by law.

5.  MORTGAGE LOANS

     The carrying value of impaired loans at September 30, 2002 and December 31, 2001 was $694 and $245, which were net of reserves of $16 and $164, respectively. A reconciliation of the reserve balance, including general reserves, for mortgage loans as of September 30, 2002 and December 31, 2001 is as follows:

                                                              2002    2001
                                                              ----    ----
Balance at January 1........................................  $845    $740
Provision, net of recoveries................................   (39)    105
                                                              ----    ----
Balance at end of period....................................  $806    $845
                                                              ====    ====

     The average recorded investment in impaired loans was $470 and $123 as of September 30, 2002 and December 31, 2001, respectively. Interest income recognized on impaired loans during the nine months ended September 30, 2002 and the years ended December 2001 and 2000 was $46, $41 and $0, respectively. All interest income on impaired loans was recognized on the cash basis.

6.  REAL ESTATE

     Real estate totaled $372 and $656 as of September 30, 2002 and December 31, 2001, respectively. There was no depreciation expense for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000. Fair value writedowns were $284, $0 and $411 in 2002, 2001 and 2000, respectively.

7.  DEFERRED POLICY ACQUISITION COSTS

     A reconciliation of the deferred policy acquisition cost (DAC) asset for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000 is as follows:

                                                       2002        2001        2000
                                                     --------    --------    --------
Balance at January 1,..............................  $149,500    $139,063    $133,347
Expenses deferred..................................    12,778      30,436      34,336
Amortization of DAC................................   (20,707)    (15,335)    (24,379)
Effect on DAC from unrealized (gains) losses.......    (6,014)     (4,664)     (4,241)
                                                     --------    --------    --------
Balance at end of period...........................  $135,557    $149,500    $139,063
                                                     ========    ========    ========

     As part of its DAC unlocking, the Company uses a mean reversion process in the determination of the short-term growth rates for the separate account assets supporting its variable products. Due to the sustained downturn in the equity markets and our perception that the public's confidence in the equity markets has decreased, we no longer believe that it is prudent to assume our separate account assets will grow in the short-term at a rate that is in excess of our long-term growth assumption. Accordingly, the Company unlocked its DAC assumptions for individual variable life and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable life for the reversion period, the Company unlocked that assumption for all variable products to be consistent across product lines.

     In the third quarter of 2002, the Company recorded an acceleration of DAC amortization totaling $10.7 million, before tax, or $7.0 million, net of $3.7 million of Federal income tax benefit, which has been reported in the following segments in the amounts indicated, net of tax: Insurance Protection -- $1.3 million and Asset Accumulation -- $5.7 million. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable life insurance products. The most significant assumption changes were the resetting of the Company's assumption for separate account net growth to a long-term growth rate for all future years that reflected our current mix of assets and current estimates of the associated growth rates net of charges by the fund managers. These adjustments were primarily driven by the sustained downturn in the equity markets. In addition, we reflected new, lower mortality assumptions for the variable life insurance business, which tempered the effect of changing the long-term growth rates.

8.  FEDERAL INCOME TAXES

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax (loss) income as follows:

                                                        NINE
                                                    MONTHS ENDED        YEAR ENDED,
                                                    SEPTEMBER 30,       DECEMBER 31,
                                                    -------------    ------------------
                                                        2002          2001       2000
                                                    -------------    -------    -------
Federal income tax at statutory rate of 35%.......     $(3,632)      $ 5,172    $ 3,007
  Current year equity tax.........................          --           287        528
  True down of prior years' equity tax............        (751)         (585)      (664)
  Dividend received deduction.....................        (638)       (1,735)    (1,099)
  Other...........................................          --           (90)        --
                                                       -------       -------    -------
(Benefit) provision for Federal income tax from
  operations......................................     $(5,021)      $ 3,049    $ 1,772
                                                       =======       =======    =======

     Components of the Company's net deferred income tax liability are as follows at September 30, 2002 and December 31, 2001:

                                                               2002       2001
                                                              -------    -------
DEFERRED TAX LIABILITY
Deferred policy acquisition costs...........................  $39,179    $44,006
Net unrealized gain on available for sale securities........    4,304         --
Other.......................................................    1,032         --
                                                              -------    -------
  Total deferred tax liability..............................   44,515     44,006
                                                              -------    -------
DEFERRED TAX ASSET
Reserves....................................................   29,076     31,810
Invested assets.............................................    6,900      3,277
Policyholder dividends......................................      242        239
Net unrealized loss on available for sale securities........       --        655
Other.......................................................       --        208
                                                              -------    -------
  Total deferred tax asset..................................   36,218     36,189
                                                              -------    -------
Net deferred tax liability..................................  $ 8,297    $ 7,817
                                                              =======    =======

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of Federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. Upon review of the deferred tax assets, no valuation allowance was established in 2002 or 2001.

     Under current tax law, stock life insurance companies are taxed at current rates on distributions from the special surplus account for the benefit of policyholders designated "Policyholder Surplus" (the Account). The Tax Reform Act of 1984 eliminated further additions to the Account after December 31, 1983. The aggregate accumulation at December 31, 1983 was $2,037. The Company has no present plans to make any distributions that would subject the Account to current taxation.

     The Company's Federal income tax returns have been audited through 1995. All years through 1985 are closed. Years 1986 through 1995 have been audited and are closed with the exception of several issues for which claims for refund have been filed. Years 1996 and subsequent remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

9.  REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500 on any single life.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

     The tables below highlight the amounts shown in the accompanying financial statements, which are net of reinsurance activity:

                                                            CEDED TO      ASSUMED
                                               GROSS         OTHER       FROM OTHER       NET
                                               AMOUNT      COMPANIES     COMPANIES       AMOUNT
                                             ----------    ----------    ----------    ----------
SEPTEMBER 30, 2002:
Life insurance in force....................  $4,901,151    $3,008,735     $11,211      $1,903,627
                                             ==========    ==========     =======      ==========
Premiums...................................  $    7,732    $    1,322     $   126      $    6,536
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  461,004    $    5,537     $ 1,110      $  456,577
                                             ==========    ==========     =======      ==========
DECEMBER 31, 2001:
Life insurance in force....................  $4,659,781    $3,611,320     $12,581      $1,061,042
                                             ==========    ==========     =======      ==========
Premiums...................................  $   14,596    $    3,502     $    49      $   11,143
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  476,104    $    6,492     $ 1,307      $  470,919
                                             ==========    ==========     =======      ==========
DECEMBER 31, 2000:
Life insurance in force....................  $4,019,597    $3,106,563     $18,600      $  931,634
                                             ==========    ==========     =======      ==========
Premiums...................................  $   23,230    $    1,027     $    80      $   22,283
                                             ==========    ==========     =======      ==========
Future policyholder benefits...............  $  465,466    $    5,025     $ 1,549      $  461,990
                                             ==========    ==========     =======      ==========

     A coinsurance agreement exists between Provident Mutual and the Company with respect to annuities. Prior to 1992, the agreement covered single premium deferred annuities (SPDA) issued after 1984. The agreement was amended in 1992 to include single premium immediate annuities and supplementary contracts. Pursuant to this agreement, the Company has no reinsurance recoverables at September 30, 2002 and December 31, 2001. Deposits ceded for the nine months ended September 30, 2002 and the year ended December 31, 2001 were $85 and $848, respectively.

     Approximately $2,829,112 and $1,969,853 of the Company's life insurance in force is ceded to Provident Mutual under two reinsurance agreements and a modified coinsurance agreement at September 30, 2002 and December 31, 2001, respectively. Premiums and deposits ceded were $2,500 and $1,715 for the nine months ended September 30, 2002 and the year ended December 31, 2001, respectively. Reinsurance recoverables at September 30, 2002 and December 31, 2001 were $208 and $110, respectively.

10.  RELATED PARTY TRANSACTIONS

     Provident Mutual and its subsidiaries provide certain investment and administrative services to the Company. Generally, fees for these services are based on an allocation of costs upon either a specific identification basis or a proportional cost allocation basis which management believes to be reasonable. These costs include direct salaries and related benefits, including pension and other postretirement benefits as well as overhead costs. These costs were $10,466, $17,602 and $16,848 for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

     The contractual obligations under the Company's SPDA contracts in force and issued before September 1, 1988 are guaranteed by Provident Mutual. Total SPDA contracts affected by this guarantee in force at September 30, 2002 and December 31, 2001 approximated $56,480 and $62,031, respectively.

11.  COMMITMENTS AND CONTINGENCIES

FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in mortgage loans, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the accompanying balance sheets.

     At September 30, 2002, the Company had outstanding limited partnership commitments of approximately $588. The Company had no outstanding mortgage loan commitments as of September 30, 2002.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. There were no securities lending positions at September 30, 2002 or December 31, 2001.

INVESTMENT PORTFOLIO CREDIT RISK

  Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At September 30, 2002 and December 31, 2001, carrying value of approximately $37,562 and $22,373, respectively, in debt security investments (10.7% and 6.6%, respectively, of the total debt security portfolio) were considered "below investment grade." Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at September 30, 2002 of $2,311 were non-income producing for the nine months ended September 30, 2002. Foregone interest related to non-income producing debt security investments totaled $495, $486 and $177 for the for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

     The Company's debt security investments did not exceed 8% of total assets in any industry at both September 30, 2002 and December 31, 2001.

  Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At September 30, 2002, there were no delinquent mortgage loans (i.e., a loan where payments on principal and/or interest are over 90 days past due). There was one delinquent mortgage loan in the amount of $245 as of December 31, 2001. Foregone interest related to loans in default totaled $25, $2 and $21 for the nine months ended September 30, 2002 and the years ended December 31, 2001 and 2000, respectively.

     The Company had no loans in any state where principal balances in the aggregate exceeded 20% of the Company's equity.

RISK-BASED CAPITAL

     The State of Delaware, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's insurance regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.

     Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval.

LITIGATION AND UNASSERTED CLAIMS

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, these assessments will not have a material adverse effect on the Company's financial position or its results of operations.

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. While it is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, it is the opinion of the Company's management that their outcomes will not have a material adverse effect on the Company's financial position or its results of operations.

12.  COMPREHENSIVE INCOME

     The components of other comprehensive income are as follows:

                                                    BEFORE           TAX           NET OF
                                                     TAX          (EXPENSE)         TAX
                                                    AMOUNT         BENEFIT         AMOUNT
                                                  ----------    -------------    ----------
NINE MONTHS ENDED SEPTEMBER 30, 2002
  Net unrealized (depreciation) appreciation on
     securities available for sale, DAC and
     reserves...................................   $(5,926)        $ 2,074        $(3,852)
  Less: reclassification adjustment for losses
     realized in net income (loss)..............    12,004          (4,201)         7,803
                                                   -------         -------        -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC and reserves.......   $ 6,078         $(2,127)       $ 3,951
                                                   =======         =======        =======
YEAR ENDED DECEMBER 31, 2001
  Net unrealized (depreciation) appreciation on
     securities available for sale, and DAC.....   $   (64)        $    23        $   (41)
  Less: reclassification adjustment for losses
     realized in net income.....................     3,572          (1,250)         2,322
                                                   -------         -------        -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC....................   $ 3,508         $(1,227)       $ 2,281
                                                   =======         =======        =======
YEAR ENDED DECEMBER 31, 2000
  Net unrealized (depreciation) appreciation on
     securities available for sale and DAC......   $  (938)        $   328        $  (610)
  Less: reclassification adjustment for losses
     realized in net income.....................     1,457            (510)           947
                                                   -------         -------        -------
  Net change in unrealized (depreciation)
     appreciation on securities available for
     sale, net of shadow DAC....................   $   519         $  (182)       $   337
                                                   =======         =======        =======

13.  SUBSEQUENT EVENT -- SPONSORED DEMUTUALIZATION

     On October 1, 2002, pursuant to a sponsored demutualization, through a series of transactions described below, Provident Mutual became a wholly-owned subsidiary of Nationwide Financial Services, Inc. (Nationwide Financial) and changed its name to Nationwide Life Insurance Company of America (NLICA). Simultaneously, the Company changed its name to Nationwide Life and Annuity Company of America.

     The sponsored demutualization involved a two-step process whereby Provident Mutual first converted from a mutual life insurance company into a stock insurance company, NLICA, in a process known as a demutualization and then Eagle Acquisition Corporation, a wholly-owned subsidiary of Nationwide Financial formed solely for the purposes of this transaction, merged with and into NLICA, with NLICA surviving as a wholly-owned subsidiary of Nationwide Financial. The demutualization was completed in accordance with Provident Mutual's Plan of Conversion, which was approved by the Insurance Commissioner of the Commonwealth of Pennsylvania on July 31, 2002, pursuant to the Pennsylvania Mutual-to-Stock Conversion Act.

     On the date of the transaction, policyholder membership interests in Provident Mutual were extinguished and eligible policyholders collectively received 31.8 million shares of Nationwide Financial Class A common stock, cash totaling $223.5 million, and increases in their policy values in the form of policy credits totaling $48.0 million. Provident Mutual funded approximately $62.3 million of the aggregate purchase price in the form of cash and policy credits.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

       (a)  Financial Statements
            All required financial statements are included in Part A and Part B of this Registration Statement.
            (1)   (a)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing establishment of the Providentmutual Variable Annuity Separate Account and
                       subaccounts (the Growth; Money Market; Bond; Managed;
                       Aggressive Growth; and International subaccounts) dated
                       November 20, 1991.(4)
                  (b)  Unanimous Consent of the Board of Directors of
                       Providentmutual Life and Annuity Company of America
                       authorizing additional Subaccounts of the Providentmutual
                       Variable Annuity Separate Account dated June 7, 1993
                       (authorizing the establishment of the Fidelity Growth;
                       Fidelity Equity-Income; Fidelity High Income Bond; Fidelity
                       Asset Manager; Scudder Bond and Dreyfus Zero Coupon 2000
                       Bond subaccounts).(4)
                  (c)  Resolution of the Executive Committee of the Board of
                       Directors of Providentmutual Life and Annuity Company of
                       America authorizing additional Subaccounts of the
                       Providentmutual Variable Annuity Separate Account dated
                       April 13, 1995 (authorizing the establishment of the
                       Fidelity Contrafund(R); Scudder Growth and Income; Scudder
                       International; Dreyfus Growth and Income; Dreyfus Socially
                       Responsible; Federated U.S. Government Bond Fund and
                       Federated Utility subaccounts).(1)
                  (d)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the Van Eck
                       Worldwide Emerging Markets subaccount).(1)
                  (e)  Resolution of the Board of Directors of Providentmutual Life
                       and Annuity Company of America authorizing additional
                       Subaccounts of the Providentmutual Variable Annuity Separate
                       Account (authorizing the establishment of the All Pro Large
                       Cap Value; All Pro Large Cap Growth; All Pro Small Cap Value
                       and All Pro Small Cap Growth subaccounts).(1)
            (2)   Not applicable.
            (3)   (a)  Form of Underwriting Agreement among Providentmutual Life and Annuity Company of America, PML Securities, Inc. and the
                       Providentmutual Variable Annuity Separate Account.(1)
                  (b)  Form of Selling Agreement between PML Securities, Inc. and
                       Sentinel Financial Services Company.(1)
            (4)   (a)  Form of Individual Flexible Premium Deferred Variable
                       Annuity Contract (PL512).(1)
                  (b)  Amendment of Contract Provisions Rider (for Unisex
                       Contracts) (PL470.13A).(1)
                  (c)  Qualified Plan Rider (PL471).(1)
                  (d)  403(b) Annuity Loan Rider (PL515).(1)
                  (e)  Death Benefit Rider "Step Up" (PL547).(1)
                  (f)  Simple IRA Rider (PL549).(1)
                  (g)  SEP IRA Rider (PL550).(1)

                  (h)  Amendment to Qualify Deferred Annuity Contract as an IRA
                       Rider (PL553).(1)
                  (i)  Amendment to Qualify Deferred Annuity Contract as a TSA
                       Under 403(b) Rider (PL554).(1)
                  (j)  Amendment for a Charitable Remainder Trust Rider (PL558).(1)
                  (k)  Systematic Withdraw Plan Rider (PL600).(1)
            (5)   Form of Application and 1717 Capital Management Company
                  Suitability Statement.(1)
            (6)   (a)  Restated Certificate of Incorporation of Providentmutual
                       Life and Annuity Company of America.(1)
                  (b)  By-Laws of Providentmutual Life and Annuity Company of
                       America.(1)
                  (c)  Charter of Nationwide Life Insurance Company of America.(11)
            (7)   List of Reinsurance Contracts.
            (8)   (a)  Participation Agreement among Market Street Fund,
                       Providentmutual Life and Annuity Company of America and PML
                       Securities, Inc.(1)
                  (b)  Participation Agreement among Variable Insurance Products
                       Fund, Fidelity Distributors Corporation and Providentmutual
                       Life and Annuity Company of America.(2)
                  (c)  Participation Agreement among Variable Insurance Products
                       Fund II, Fidelity Distributors Corporation and
                       Providentmutual Life and Annuity Company of America.(2)
                  (d)  Participation Agreement between Van Eck Investment Trust and
                       Providentmutual Life and Annuity Company of America.(1)
                  (e)  Participation Agreement among OCC Accumulation Trust,
                       Providentmutual Life and Annuity Company of America and OCC
                       Distributors.(4)
                  (f)  Participation Agreement among Scudder Variable Life
                       Investment Fund, Providentmutual Life and Annuity Company of
                       America and Scudder Investor Services, Inc.(4)
                  (g)  Participation Agreement among Dreyfus Variable Investment
                       Fund, Providentmutual Life and Annuity Company of America
                       and Premier Mutual Fund Services, Inc.(4)
                  (h)  Participation Agreement among Insurance Management Series,
                       Providentmutual Life and Annuity Company of America and
                       Federated Securities Corp.(4)
                  (i)  Form of Fund Participation Agreement among Strong Variable
                       Insurance Funds, Inc., Providentmutual Life and Annuity
                       Company of America and Strong Investments, Inc.(4)
                  (j)  Service Agreement between Providentmutual Life and Annuity
                       Company of America and Provident Mutual Life Insurance
                       Company of Philadelphia.(1)
                  (k)  Support Agreement between Provident Mutual Life Insurance
                       Company and Providentmutual Life and Annuity Company of
                       America.(1)
                  (l)  Participation Agreement among Market Street Fund,
                       Providentmutual Life and Annuity Company of America and 1717
                       Capital Management Company.(6)
                  (m)  Second Amendment to Participation Agreement among
                       Providentmutual Life and Annuity Company of America,
                       Variable Insurance Products Fund, and Fidelity Distributors
                       Corporation.(8)

                  (n)  Second Amendment to Participation Agreement among
                       Providentmutual Life and Annuity Company of America,
                       Variable Insurance Products Fund II, and Fidelity
                       Distributors Corporation.(8)
                  (o)  Addendum to Participation Agreement among Provident Mutual
                       Life Insurance Company, Providentmutual Life and Annuity
                       Company of America, Van Eck Investment Trust, and Van Eck
                       Securities Corporation.(9)
                  (p)  First Amendment to Participation Agreement between Dreyfus
                       Variable Investment Fund and Providentmutual Life and
                       Annuity Company of America.(8)
                  (q)  Second Amendment to Participation Agreement between Dreyfus
                       Variable Investment Fund and Providentmutual Life and
                       Annuity Company of America.(8)
                  (r)  Amendment to Participation Agreement by and among Provident
                       Mutual Life Insurance Company, Providentmutual Life and
                       Annuity Company of America, Federated Securities Corp., and
                       Insurance Management Series.(10)
            (9)   Opinion and Consent of James Bernstein, Esquire.(7)
            (10)  (a)  Consent of Sutherland Asbill & Brennan LLP.
                  (b)  Consent of PricewaterhouseCoopers LLP.
                  (c)  Consent of KPMG LLP.
            (11)  No financial statements will be omitted from Item 23.
            (12)  Not applicable.
            (13)  Schedule for computation of performance data.(3)
            (14)  (a)  Powers of Attorney.(13)
                  (b)  Additional Powers of Attorney.(12)


---------------
 (1) Incorporated herein by reference to post-effective amendment No. 5, filed on May 1, 1998, File No. 33-65512.

 (2) Incorporated herein by reference to post-effective amendment No. 18 to the Form S-6 registration statement for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998, File No. 33-2625.

 (3) Incorporated herein by reference to post-effective amendment No. 7, filed on April 30, 1999, File No. 33-65512.

 (4) Incorporated herein by reference to post-effective amendment No. 8 to this Registration Statement filed on April 25, 2000, File No. 33-65512.

 (5) Incorporated herein by reference to post-effective amendment No. 1 to Form S-6 registration statement for Providentmutual Variable Life Separate Account, filed on February 8, 2001, File No. 333-67775.

 (6) Incorporated herein by reference to the Initial Filing to the Form N-4 registration statement, filed on April 5, 2001, File No. 333-58310.

 (7) Incorporated herein by reference to post-effective amendment No. 9 to this Registration Statement filed on April 26, 2001, File No. 33-65512.

 (8) Incorporated herein by reference to post-effective amendment No. 6 to this Registration Statement filed on April 19, 2002, File No. 333-67775.

 (9) Incorporated herein by reference to post-effective amendment No. 5 to the Form S-6 registration statement, filed on April 19, 2002, File No. 333-71763.

(10) Incorporated herein by reference to post-effective amendment No. 9 to the Form N-4 registration statement, filed on April 25, 2002, File No. 33-70926.

(11) Incorporated herein by reference to pre-effective amendment No. 1 to the Form N-6 registration statement, filed on December 16, 2002, File No. 333-98631.



(12) Incorporated herein by reference to post-effective amendment No. 6 to the Form N-6 registration statement, filed on February 21, 2003, File No. 333-71763.



(13) Incorporated herein by reference to pre-effective amendment No. 1 to the Form N-6 registration statement, filed on December 16, 2002, File No. 333-98629.


Item 25.  Directors and Officers of the Depositor


 NAME AND PRINCIPAL BUSINESS ADDRESS*                POSITION AND OFFICES WITH DEPOSITOR
 ------------------------------------                -----------------------------------
Joseph J. Gasper**                         Director and Vice Chairperson of the Board
W.G. Jurgensen**                           Director, Chairperson of the Board, and Chief Executive
                                           Officer
Richard A. Karas**                         Director
Gary D. McMahan                            Director, President, and Chief Operating Officer
Robert A. Rosholt**                        Director
Mark R. Thresher**                         Director, Senior Vice President, and Assistant Treasurer
James D. Benson                            Senior Vice President and Treasurer
Scott V. Carney                            Senior Vice President and Actuary
Peter D. Cuozzo                            Senior Vice President
Patricia R. Hatler**                       Senior Vice President, General Counsel, and Assistant
                                           Secretary
William E. Mabe***                         Senior Vice President
Brian W. Nocco**                           Senior Vice President and Assistant Treasurer
Denise Sortino***                          Senior Vice President
Christine Mullen                           Secretary


---------------

  * The principal business address for each officer and director is Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.



 ** The address is One Nationwide Plaza, Columbus, Ohio 43215.



*** The address is 300 Continental Drive, Newark, Delaware 19713.



Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant



  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  1717 Advisory              Pennsylvania                               The company is inactive and formerly
  Services, Inc.                                                        registered as an investment advisor.
  1717 Brokerage             Pennsylvania                               This company is registered as a
  Services, Inc.                                                        broker-dealer.
  1717 Capital               Pennsylvania                               The company is registered as a
  Management Company                                                    broker-dealer and investment advisor.
  1717 Insurance            Massachusetts                               Established to grant proper licensing to
  Agency of                                                             Provident Mutual Companies in
  Massachusetts                                                         Massachusetts.
  1717 Insurance                Texas                                   Established to grant proper licensing to
  Agency of Texas                                                       Provident Mutual Companies in Texas.
  401(k) Companies,             Texas                                   This corporation acts as a holding
  Inc. (The)                                                            company.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  401(k) Company (The)          Texas                                   The corporation is a third-party
                                                                        administrator providing record keeping
                                                                        services for 401(k) plans.
  401(k) Investment             Texas                                   The corporation is an investment advisor
  Advisors, Inc.                                                        registered with the Securities and
                                                                        Exchange Commission
  401(k) Investment             Texas                                   The corporation is a broker-dealer
  Services, Inc.                                                        registered with the National Association
                                                                        of Securities Dealers, a self-regulatory
                                                                        body of the Securities and Exchange
                                                                        Commission
  Affiliate Agency of            Ohio                                   The corporation is an insurance agency
  Ohio, Inc.                                                            marketing life insurance and annuity
                                                                        products through financial institutions.
  Affiliate Agency,            Delaware                                 The corporation is an insurance agency
  Inc.                                                                  marketing life insurance and annuity
                                                                        products through financial institutions.
  AGMC Reinsurance      Turks & Caicos Islands                          The corporation is in the business of
  Ltd.                                                                  reinsurance of mortgage guaranty risks.
  AID Finance                    Iowa                                   This corporation is a holding company.
  Services, Inc.
  ALLIED Document                Iowa                                   The corporation provides general printing
  Solutions, Inc.                                                       services to its affiliated companies as
                                                                        well as to unaffiliated companies.
  ALLIED General                 Iowa                                   The corporation acts as a general agent
  Agency Company                                                        and surplus lines broker for property and
                                                                        casualty insurance products.
  ALLIED Group                   Iowa                                   The corporation engages in the direct
  Insurance Marketing                                                   marketing of property and casualty
  Company                                                               insurance products.
  ALLIED Group, Inc.             Iowa                                   The corporation is a property and casualty
                                                                        insurance holding company.
  ALLIED Property and            Iowa                                   The corporation underwrites general
  Casualty Insurance                                                    property and casualty insurance.
  Company
  Allied Texas Agency,          Texas                                   The corporation acts as a managing general
  Inc.                                                                  agent to place personal and commercial
                                                                        automobile insurance with CCMIC for the
                                                                        independent agency companies.
  Allnations, Inc.               Ohio                                   The corporation engages in promoting,
                                                                        extending, and strengthening cooperative
                                                                        insurance organizations throughout the
                                                                        world.
  AMCO Insurance                 Iowa                                   The corporation underwrites general
  Company                                                               property and casualty insurance.
  American Marine              Florida                                  The corporation is an underwriting manager
  Underwriters, Inc.                                                    for ocean cargo and hull insurance.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Asset Management        England and Wales                             The corporation is a holding company of a
  Holdings, plc                                                         group engaged in the management of pension
                                                                        fund assets, unit trusts and other
                                                                        collective investment schemes, investment
                                                                        trusts and portfolios for corporate
                                                                        clients.
  Audenstar Limited         United Kingdom                              To market insurance products and to carry
                                                                        on business in the fields of life,
                                                                        pension, house, motor, marine, fire,
                                                                        employers' liability, accident and other
                                                                        insurance; to act as insurance brokers and
                                                                        consultants and as agents for effecting
                                                                        insurance and obtaining policies in
                                                                        respect of all and every kind of risk and
                                                                        against death, injury or loss arising out
                                                                        of, or through, or in connection with any
                                                                        accidents and against loss or damage to
                                                                        real or personal property.
  Cal-Ag Insurance            California                                The corporation is a small captive
  Services, Inc.                                                        insurance brokerage firm serving
                                                                        principally, but not exclusively, the
                                                                        "traditional" agent producers of CalFarm
                                                                        Insurance Company.
  CalFarm Insurance           California                                The corporation assists agents and
  Agency                                                                affiliated companies in account completion
                                                                        for marketing CalFarm Products.
  Calfarm Insurance           California                                The corporation is a California-based
  Company                                                               multi-line insurance corporation that
                                                                        writes agricultural, commercial, personal
                                                                        and individual health coverages and
                                                                        benefits from the sponsorship of the
                                                                        California Farm Bureau.
  Cap Pro Holding,             Delaware                                 This company operates as a holding
  Inc.                                                                  company.
  Coda Capital               Pennsylvania                               The company is a convertible bond manager.
  Management, LLC
  Colonial County               Texas                                   The corporation underwrites non-standard
  Mutual Insurance                                                      automobile and motorcycle insurance and
  Company                                                               various other commercial liability
                                                                        coverage in Texas.
  Cooperative Service          Nebraska                                 The corporation is an insurance agency
  Company                                                               that sells and services commercial
                                                                        insurance. The corporation also provides
                                                                        loss control and compliance consulting
                                                                        services and audit, compilation, and tax
                                                                        preparation services.
  Corviant Corporation         Delaware                                 The purpose of the corporation is to
                                                                        create a captive distribution network
                                                                        through which affiliates can sell
                                                                        multi-manager investment products,
                                                                        insurance products and sophisticated
                                                                        estate planning services.
  Damian Securities        England & Wales                              The corporation is engaged in investment
  Limited                                                               holding.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Dancia Life S.A.            Luxembourg                                The purpose of this company is to carry
                                                                        out, on its own behalf or on behalf of
                                                                        third parties, any insurance business
                                                                        including coinsurance, reinsurance
                                                                        relating to human life, whether undertaken
                                                                        in Luxembourg or abroad, all real estate
                                                                        business and all business relating to
                                                                        movable assets, all financial business,
                                                                        and other business related directly to the
                                                                        company's objectives which would promote
                                                                        or facilitate the realization of the
                                                                        company's objective.
  Delfi Realty                 Delaware                                 This is an inactive company.
  Corporation
  Depositors Insurance           Iowa                                   The corporation underwrites general
  Company                                                               property and casualty insurance.
  Dinamica                      Brazil                                  The company participates with other
  Participacoes SA                                                      companies related to the registrant's
                                                                        international operations.
  Discover Insurance          California                                The purpose of the company is to sell
  Agency, LLC                                                           property and casualty insurance products
                                                                        including, but not limited to, automobile
                                                                        or other vehicle insurance and homeowner's
                                                                        insurance.
  Discover Insurance            Texas                                   To sell property and casualty insurance
  Agency of Texas, LLC                                                  products including, but not limited to,
                                                                        automobile or other vehicle insurance and
                                                                        homeowner's insurance.
  DVM Insurance               California                                The company places pet insurance business
  Agency, Inc.                                                          not written by Veterinary Pet Insurance
                                                                        Company outside of California with
                                                                        National Casualty Company.
  F&B, Inc.                      Iowa                                   The corporation is an insurance agency
                                                                        that places business not written by the
                                                                        Farmland Insurance Companies with other
                                                                        carriers.
  Farmland Mutual                Iowa                                   The corporation provides property and
  Insurance Company                                                     casualty insurance primarily to
                                                                        agricultural businesses.
  Fenplace Limited         England & Wales                              Currently inactive
  Financial Horizons           Alabama                                  The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Alabama, Inc.                                                      products through financial institutions.
  Financial Horizons             Ohio                                   The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Ohio, Inc.                                                         products through financial institutions.
  Financial Horizons           Oklahoma                                 The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Oklahoma, Inc.                                                     products through financial institutions.
  Financial Horizons            Texas                                   The corporation is an insurance agency
  Distributors Agency                                                   marketing life insurance and annuity
  of Texas, Inc.                                                        products through financial institutions.
  Financial Horizons           Oklahoma                                 The corporation is a limited broker-dealer
  Securities                                                            doing business solely in the financial
  Corporation                                                           institutions market.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Florida Records              Florida                                  The corporation administers the deferred
  Administrator, Inc.                                                   compensation plan for the public employees
                                                                        of the State of Florida.
  Four P Finance             Pennsylvania                               This is an inactive company.
  Company
  G.I.L. Nominees          England & Wales                              The company is dormant within the meaning
  Limited                                                               of Section 249AA of the Companies Act of
                                                                        1985 (English Law).
  Gartmore 1990            England & Wales                              The company is engaged as a general
  Limited                                                               partner in a limited partnership formed to
                                                                        invest in unlisted securities.
  Gartmore 1990            England & Wales                              The company is dormant within the meaning
  Trustee Limited                                                       of Section 249AA of the Companies Act of
                                                                        1985 (English Law).
  Gartmore Capital         England & Wales                              The company is engaged in investment
  Management Limited                                                    management and advisory services to
                                                                        business, institutional and private
                                                                        investors.
  Gartmore                     Delaware                                 The corporation is a limited
  Distribution                                                          broker-dealer.
  Services, Inc.
  Gartmore Emerging            Delaware                                 The company acquires and holds interest in
  Managers, LLC                                                         a registered investment advisor and
                                                                        provides investment management services.
  Gartmore Fund            Jersey, Channel                              The company is engaged in investment
  Managers                     Islands                                  administration and support.
  International
  Limited
  Gartmore Fund            England & Wales                              The company is engaged in authorized unit
  Managers Limited                                                      trust management.
  Gartmore Global              Delaware                                 This company operates as a holding
  Asset Management,                                                     company.
  Inc.
  Gartmore Global              Delaware                                 The company acts as a holding company for
  Asset Management                                                      the Gartmore Group and as a registered
  Trust                                                                 investment advisor.
  Gartmore Global              Delaware                                 The company acts as a holding company.
  Investments, Inc.
  Gartmore Global              Delaware                                 The partnership is engaged in investment
  Partners                                                              management.
  Gartmore Global              Delaware                                 The company acts as a holding company.
  Ventures, Inc.
  Gartmore Indosuez UK     England & Wales                              The company is a general partner in two
  Recovery Fund (G.P.)                                                  limited partnerships formed to invest in
  Limited                                                               unlisted securities.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gartmore Investment      England & Wales                              The company is engaged in investment
  Limited                                                               management and advisory services to
                                                                        pension funds, unit trusts and other
                                                                        collective investment schemes, investment
                                                                        trusts and portfolios for corporate or
                                                                        other institutional clients.
  Gartmore Investment      England & Wales                              The company is an investment holding
  Management plc                                                        company and provides services to other
                                                                        companies within the Gartmore Group.
  Gartmore Investment          Germany                                  The company is engaged in marketing
  Services GmbH                                                         support.
  Gartmore Investment          England                                  The company is engaged in investment
  Services Limited                                                      holding.
  Gartmore Investor              Ohio                                   The corporation provides transfer and
  Services, Inc.                                                        dividend disbursing agent services to
                                                                        various mutual fund entities.
  Gartmore Japan                Japan                                   The company is engaged in the business of
  Limited                                                               investment management.
  Gartmore Morley &             Oregon                                  The corporation brokers or places book
  Associates, Inc.                                                      value maintenance agreements (wrap
                                                                        contracts) and guaranteed I contracts
                                                                        (GICs) for collective investment trusts
                                                                        and accounts.
  Gartmore Morley               Oregon                                  The corporation is an investment advisor
  Capital Management,                                                   and stable value money manager.
  Inc.
  Gartmore Morley               Oregon                                  The corporation is a holding company.
  Financial Services,
  Inc.
  Gartmore Mutual Fund         Delaware                                 The trust acts as a registered investment
  Capital Trust                                                         advisor.
  Gartmore Nominees        England & Wales                              The company is dormant within the meaning
  Limited                                                               of Section 249AA of the Companies Act 1985
                                                                        (English Law).
  Gartmore Pension         England & Wales                              The company is the trustee of the Gartmore
  Trustees Limited                                                      Pension Scheme.
  Gartmore Riverview           Delaware                                 The company provides customized solutions,
  LLC                                                                   in the form of expert advise and
                                                                        investment management services, to a
                                                                        limited number of institutional investors,
                                                                        through construction of hedge fund and
                                                                        alternative asset portfolios and their
                                                                        integration into the entire asset
                                                                        allocation framework.
  Gartmore S.A.                Delaware                                 The trust acts as a registered investment
  Capital Trust                                                         advisor.
  Gartmore Secretaries     Jersey, Channel                              The company is dormant.
  (Jersey) Ltd.                Islands

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Gartmore Securities      England & Wales                              The company is engaged in investment
  Limited                                                               holding and is a partner in Gartmore
                                                                        Global Partners.
  Gartmore Trust                Oregon                                  The corporation is an Oregon state bank
  Company                                                               with trust power.
  Gartmore U.S.            England & Wales                              The company is a joint partner in Gartmore
  Limited                                                               Global Partners.
  Gates, McDonald &              Ohio                                   The company provides services to employers
  Company                                                               for managing worker's and unemployment
                                                                        compensation matters and employee benefits
                                                                        costs.
  Gates, McDonald &             Nevada                                  The corporation provides self-insurance
  Company of Nevada                                                     administration, claims examining and data
                                                                        processing services.
  Gates, McDonald &            New York                                 The corporation provides worker's
  Company of New York,                                                  compensation/self-insured claims
  Inc.                                                                  administration services to employers with
                                                                        exposure in New York.
  GatesMcDonald Health           Ohio                                   The corporation provides medical
  Plus, Inc.                                                            management and cost containment services
                                                                        to employers.
  GGI MGT LLC                  Delaware                                 The company is a passive investment holder
                                                                        in Newhouse Special Situations Fund I, LLC
                                                                        for the purpose of allocation of earnings
                                                                        to Gartmore management team as it relates
                                                                        to the ownership and management of
                                                                        Newhouse Special Situations Fund I, LLC.
  Institutional                New York                                 This company holds insurance licenses in
  Concepts, Inc.                                                        numerous states.
  Insurance                      Ohio                                   The corporation is an insurance agency and
  Intermediaries, Inc.                                                  provides commercial property and casualty
                                                                        brokerage services.
  Landmark Financial           New York                                 The corporation is an insurance agency
  Services of New                                                       marketing life insurance and annuity
  York, Inc.                                                            products through financial institutions.
  Lone Star General             Texas                                   The corporation acts as general agent to
  Agency, Inc.                                                          market non-standard automobile and
                                                                        motorcycle insurance for Colonial County
                                                                        Mutual Insurance Company.
  Market Street Fund           Delaware                                 This is an open-end diversified investment
                                                                        management company that serves as an
                                                                        investment medium for the variable life
                                                                        policies and variable annuity of NLICA and
                                                                        NLACA.
  Market Street              Pennsylvania                               This is an inactive company.
  Investment
  Management Company
  MedProSolutions,          Massachusetts                               The corporation provides third-party
  Inc.                                                                  administration services for workers
                                                                        compensation, automobile injury and
                                                                        disability claims.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  National Casualty           Wisconsin                                 The corporation underwrites various
  Company                                                               property and casualty coverage, as well as
                                                                        individual and group accident and health
                                                                        insurance.
  National Casualty            England                                  This company is currently inactive.
  Company of America,
  Ltd.
  National Deferred              Ohio                                   The corporation administers deferred
  Compensation, Inc.                                                    compensation plans for public employees.
  Nationwide Advantage           Iowa                                   The company is engaged in making
  Mortgage Company                                                      residential (1-4 family) mortgage loans.
  Nationwide Affinity           Kansas                                  It is a shell insurer with no active
  Insurance Company of                                                  policies or liabilities.
  America
  Nationwide                     Ohio                                   The company invests in affordable
  Affordable Housing,                                                   multi-family housing projects throughout
  LLC                                                                   the U.S.
  Nationwide Agency,             Ohio                                   The corporation is an insurance agency.
  Inc.
  Nationwide                     Iowa                                   The corporation provides property and
  Agribusiness                                                          casualty insurance primarily to
  Insurance Company                                                     agricultural businesses.
  Nationwide Arena,              Ohio                                   The purpose of this company is to develop
  LLC                                                                   Nationwide Arena and to engage in related
                                                                        Arena district development activity.
  Nationwide Asset         England & Wales                              This company acts as a holding company.
  Management Holdings,
  Ltd.
  Nationwide Assurance        Wisconsin                                 The corporation underwrites non-standard
  Company                                                               auto and motorcycle insurance.
  Nationwide Capital             Ohio                                   This is a holding company that funds/owns
  Mortgage, LLC                                                         commercial mortgage loans for an interim
                                                                        basis, hedges the loans during the
                                                                        ownership period, and then sells the loans
                                                                        as part of a securitization to generate a
                                                                        profit.
  Nationwide Cash                Ohio                                   The corporation buys and sells investment
  Management Company                                                    securities of a short-term nature as agent
                                                                        for other corporations, foundations, and
                                                                        insurance company separate accounts.
  Nationwide Community           Ohio                                   The company hold investments in low-income
  Development                                                           housing funds.
  Corporation, LLC
  Nationwide                     Ohio                                   The corporation acts primarily as a
  Corporation                                                           holding company for entities affiliated
                                                                        with NMIC and NMFIC.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Financial           Ohio                                   The corporation acts as an administrator
  Assignment Company                                                    of structured settlements.
  Nationwide Financial         Delaware                                 The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors Agency,
  Inc.
  Nationwide Financial        New Mexico                                The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors Agency,
  Inc. of New Mexico
  Nationwide Financial      Massachusetts                               The corporation engages in the business of
  Institution                                                           an insurance agency.
  Distributors
  Insurance Agency,
  Inc. of
  Massachusetts
  Nationwide Financial         Bermuda                                  The corporation is a long-term insurer
  Services (Bermuda)                                                    that issues variable annuity and variable
  Ltd.                                                                  life products to persons outside the
                                                                        United States and Bermuda.
  Nationwide Financial         Delaware                                 The Trust's sole purpose is to issue and
  Services Capital                                                      sell certain securities representing
  Trust                                                                 individual beneficial interests in the
                                                                        assets of the Trust.
  Nationwide Financial         Delaware                                 The Trust's sole purpose is to issue and
  Services Capital                                                      sell certain securities representing
  Trust II                                                              individual beneficial interests in the
                                                                        assets of the Trust.
  Nationwide Financial         Delaware                                 The corporation acts primarily as a
  Services, Inc.                                                        holding company for companies within the
                                                                        Nationwide organization that offer or
                                                                        distribute long-term savings and
                                                                        retirement products.
  Nationwide Financial          Poland                                  The corporation provides services to
  Sp. Z o.o                                                             Nationwide Global Holdings, Inc. in
                                                                        Poland.
  Nationwide                     Ohio                                   The corporation contributes to non-profit
  Foundation                                                            activities and projects.
  Nationwide General             Ohio                                   The corporation transacts a general
  Insurance Company                                                     insurance business, except life insurance.
  Nationwide Global              Ohio                                   The company acts as a support company for
  Finance, LLC                                                          Nationwide Global Holdings, Inc., in its
                                                                        international capitalization efforts.
  Nationwide Global           Luxembourg                                This company is formed to issue shares of
  Funds                                                                 mutual funds.
  Nationwide Global              Ohio                                   The corporation is a holding company for
  Holdings, Inc.                                                        international operations.
  Nationwide Global           Luxembourg                                It serves as an extension of Nationwide
  Holdings, Inc.                                                        Global Holdings, Inc.
  Luxembourg Branch

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Global             Brazil                                  The company acts as a holding company.
  Holdings-NGH Brazil
  Participacoes LTDA
  Nationwide Global            Delaware                                 The company acts as a holding company.
  Japan, Inc.
  Nationwide Global           Hong Kong                                 The corporation is a holding company for
  Limited                                                               Asian operations.
  Nationwide Health              Ohio                                   The corporation operates as a Health
  Plans, Inc.                                                           Insurance Corporation (HIC).
  Nationwide Holdings,          Brazil                                  The purpose of the company is to
  SA                                                                    participate in other companies related to
                                                                        the registrant's international operations.
  Nationwide Home                Ohio                                   This corporation performs the marketing
  Mortgage                                                              function for Nationwide Advantage Mortgage
  Distributors, Inc.                                                    Company.
  Nationwide Indemnity           Ohio                                   Acts as a reinsurer by assuming business
  Company                                                               from NMIC and other insurers within the
                                                                        Nationwide Insurance organization.
  Nationwide Insurance        Wisconsin                                 The corporation is an independent agency
  Company of America                                                    personal lines underwriter of
                                                                        property/casualty insurance.
  Nationwide Insurance           Ohio                                   The corporation transacts general
  Company of Florida                                                    insurance business except life insurance.
  Nationwide Insurance           Ohio                                   The company provides administrative
  Sales Company, LLC                                                    services for the product sales and
                                                                        distribution channels of Nationwide Mutual
                                                                        Insurance Company and its affiliated and
                                                                        subsidiary insurance companies.
  Nationwide                  California                                The corporation is a special risk, excess
  International                                                         and surplus lines underwriting manager.
  Underwriters, Inc.
  Nationwide                   Oklahoma                                 It is a limited broker-dealer company
  Investment Services                                                   doing business in the deferred
  Corporation                                                           compensation market and acts as an
                                                                        investment advisor.
  Nationwide Life and            Ohio                                   The corporation engages in underwriting
  Annuity Insurance                                                     life insurance and granting, purchasing,
  Company                                                               and disposing of annuities.
  Nationwide Life and          Delaware                                 The company insures against personal
  Annuity Company of                                                    injury, disablement or death resulting
  America                                                               from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life              Thailand                                 The company acts as a holding company.
  Assurance Company,
  Ltd.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide Life            Pennsylvania                               The company insures against personal
  Insurance Company of                                                  injury, disablement or death resulting
  America                                                               from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life              Delaware                                 The company insures against personal
  Insurance Company of                                                  injury, disablement or death resulting
  Delaware                                                              from traveling or general accidents and
                                                                        against disablement resulting from
                                                                        sickness and every insurance appertaining
                                                                        thereto.
  Nationwide Life                Ohio                                   This corporation provides individual life,
  Insurance Company                                                     group life and health insurance, fixed and
                                                                        variable annuity products, and other life
                                                                        insurance products.
  Nationwide Lloyds             Texas                                   The corporation markets commercial
                                                                        property insurance in Texas.
  Nationwide                     Ohio                                   The corporation offers a preferred
  Management System,                                                    provider organization and other related
  Inc.                                                                  products and services.
  Nationwide Martima            Brazil                                  To operate as a licensed insurance company
  Vida Previdencia                                                      in the categories of life and unrestricted
  S.A.                                                                  private pension plans in Brazil.
  Nationwide Mortgage            Ohio                                   The corporation acts as a holding company.
  Holdings, Inc.
  Nationwide Mutual              Ohio                                   The company engages in a general insurance
  Fire Insurance                                                        and reinsurance business, except life
  Company                                                               insurance.
  Nationwide Mutual              Ohio                                   The company engages in general insurance
  Insurance Company                                                     and reinsurance business, except life
                                                                        insurance.
  Nationwide                     Ohio                                   The company is engaged in the business of
  Properties, Ltd.                                                      developing, owning and operating real
                                                                        estate and real estate investments.
  Nationwide Property            Ohio                                   The corporation engages in a general
  and Casualty                                                          insurance business, except life insurance.
  Insurance Company
  Nationwide Provident         Delaware                                 This is an inactive company.
  Distributors, Inc
  (fka Providentmutual
  Distributors, Inc.)
  Nationwide Provident       Pennsylvania                               This is a holding company for
  Holding Company (fka                                                  non-insurance subsidiaries.
  Provident Mutual
  Holding Company)
  Nationwide Realty              Ohio                                   The company is engaged in the business of
  Investors, Ltd.                                                       developing, owning and operating real
                                                                        estate investments.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide                     Ohio                                   The corporation is an insurance agency
  Retirement Plan                                                       providing individual and group life,
  Services, Inc.                                                        disability and health insurance and
                                                                        marketing retirement plan administration
                                                                        and investments.
  Nationwide                   Delaware                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc.                                                       employees.
  Nationwide                   Alabama                                  The corporation provides retirement
  Retirement                                                            products, marketing/education and
  Solutions, Inc. of                                                    administration to public employees and
  Alabama                                                               educators.
  Nationwide                   Arizona                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Arizona
  Nationwide                   Arkansas                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Arkansas
  Nationwide                   Montana                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Montana
  Nationwide                    Nevada                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Nevada
  Nationwide                  New Mexico                                The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  New Mexico
  Nationwide                     Ohio                                   The corporation provides retirement
  Retirement                                                            products, marketing/education and
  Solutions, Inc. of                                                    administration to public employees.
  Ohio
  Nationwide                   Oklahoma                                 The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Oklahoma
  Nationwide                 South Dakota                               The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  South Dakota
  Nationwide                    Texas                                   The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Texas
  Nationwide                   Wyoming                                  The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Inc. of                                                    employees.
  Wyoming

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Nationwide                Massachusetts                               The corporation markets and administers
  Retirement                                                            deferred compensation plans for public
  Solutions, Insurance                                                  employees.
  Agency, Inc.
  Nationwide                     Ohio                                   The corporation is a registered
  Securities, Inc.                                                      broker-dealer and provides investment
                                                                        management and administrative services.
  Nationwide Services            Ohio                                   The company performs shared services
  Company, LLC                                                          functions for the Nationwide organization.
  Nationwide Services           Poland                                  The corporation provides services to
  Sp. Zo.o                                                              Nationwide Global Holdings, Inc. in
                                                                        Poland.
  Nationwide Strategic           Ohio                                   The company acts as a private equity fund
  Investment Fund, LLC                                                  investing in companies for investment
                                                                        purposes and to create strategic
                                                                        opportunities for Nationwide.
  Nationwide                    Poland                                  The corporation is authorized to engage in
  Towarzystwo                                                           the business of life insurance and pension
  Ubezpieczen na Zycie                                                  products in Poland.
  S.A.
  Nationwide Trust                                                      This is a federal savings bank chartered
  Company, FSB                                                          by the Office of Thrift Supervision in the
                                                                        United States Department of the Treasury
                                                                        to exercise custody and fiduciary powers.
  Nationwide UK Asset      England & Wales                              The company acts as a holding company.
  Management Holdings,
  Ltd.
  Nationwide UK            England & Wales                              The company acts as a holding company.
  Holding Company,
  Ltd.
  Newhouse Capital             Delaware                                 The company invests in financial services
  Partners, LLC                                                         companies that specialize in e-commerce
                                                                        and promote distribution of financial
                                                                        services.
  Newhouse Special             Delaware                                 The company plans to own and manage
  Situations Fund I,                                                    contributed securities and to achieve
  LLC                                                                   long-term capital appreciation from the
                                                                        contributed securities and through
                                                                        investments in a portfolio of other equity
                                                                        investments in financial service by the
                                                                        Company to be undervalued.
  NFS Distributors,            Delaware                                 The corporation acts primarily as a
  Inc.                                                                  holding company for Nationwide Financial
                                                                        Services, Inc. distribution companies.
  NFSB Investments,            Bermuda                                  The corporation buys and sells investment
  Inc. (new company                                                     securities for its own account in order to
  Jul 02)                                                               enhance the investment returns of its
                                                                        affiliates.
  NGH Luxembourg, S.          Luxembourg                                The company acts primarily as a holding
  A.                                                                    company for Nationwide Global Holdings,
                                                                        Inc. European operations.
  NGH Netherlands,           Netherlands                                The company acts as a holding company for
  B.V.                                                                  other Nationwide overseas companies.

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.              United Kingdom                              The company functions as a support company
                                                                        for other Nationwide overseas companies.
  NorthPointe Capital,         Delaware                                 The company acts as a registered
  LLC                                                                   investment advisor.
  PanEuroLife                 Luxembourg                                This Luxembourg-based life insurance
                                                                        company provides individual life insurance
                                                                        primarily in the United Kingdom, Belgium
                                                                        and France.
  Pension Associates,         Wisconsin                                 The corporation provides pension plan
  Inc.                                                                  administration and record keeping services
                                                                        and pension plan compensation consulting.
  PNAM, Inc.                   Delaware                                 This is a holding company.
  Premier Agency, Inc.           Iowa                                   This corporation is an insurance agency.
  Provestco, Inc.              Delaware                                 The company serves as a general partner in
                                                                        certain real estate limited partnerships
                                                                        invested in by NLICA.
  RCMD Financial               Delaware                                 This is a holding company.
  Services, Inc.
  Retention                    Bermuda                                  The company will write first dollar
  Alternatives, Ltd.                                                    insurance policies in the following lines
                                                                        of insurance: workers compensation,
                                                                        general liability and automobile liability
                                                                        for its affiliates in the United States.
  RF Advisors, Inc.          Pennsylvania                               This is an inactive company.
  Riverview Agency              Texas                                   The corporation is an insurance agency
                                                                        licensed with the Texas Department of
                                                                        Insurance.
  Riverview                    Delaware                                 This company is an investment advisor and
  International Group,                                                  a broker/dealer.
  Inc.
  RP&C International             Ohio                                   The company is an investment banking firm,
                                                                        which provides specialist advisory
                                                                        services and innovative financial
                                                                        solutions to public and private companies
                                                                        internationally.
  SBSC Ltd. (Thailand)         Thailand                                 This company acts as a holding company.
  Scottsdale Indemnity           Ohio                                   The corporation engages in a general
  Company                                                               insurance business, except life insurance.
  Scottsdale Insurance           Ohio                                   The corporation primarily provides excess
  Company                                                               and surplus lines of property and casualty
                                                                        insurance.
  Scottsdale Surplus           Arizona                                  The corporation provides excess and
  Lines Insurance                                                       surplus lines coverage on a non-admitted
  Company                                                               basis.
  Siam Ar-Na-Khet              Thailand                                 The company is a holding company.
  Company Limited

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  Software Development         Delaware                                 The company once used to customize and
  Corp.                                                                 sell IMACS, NLICA (fka Provident Mutual
                                                                        Life Insurance) direct response
                                                                        administration system.
  TBG Insurance               California                                The corporation markets and administers
  Services Corporation                                                  executive benefit plans.
  Vertboise, SA               Luxembourg                                The company acts as a real property
                                                                        holding company.
  Veterinary Pet              California                                This company provides pet insurance.
  Insurance Company
  Veterinary Pet              California                                This corporation acts as a holding
  Services, Inc.                                                        company.
  Villanova                    Delaware                                 The purpose of the company is to provide
  Securities, LLC                                                       brokerage services for block mutual fund
                                                                        trading for both affiliated and
                                                                        non-affiliated investment advisors and
                                                                        perform block mutual fund trading directly
                                                                        with fund companies.
  VPI Services, Inc.          California                                The company operates as a nationwide pet
                                                                        registry service for holders of Veterinary
                                                                        Pet Insurance policies, including pet
                                                                        indemnification and lost pet recovery
                                                                        program.
  Washington Square          Pennsylvania                               This company provided administrative
  Administrative                                                        services to NLACA.
  Services, Inc.
  Western Heritage             Arizona                                  The corporation underwrites excess and
  Insurance Company                                                     surplus lines of property and casualty
                                                                        insurance.
  *MFS Variable                  Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account                                       Separate Account
  *Nationwide Multi-             Ohio           Nationwide Life         Issuer of Annuity Contracts
  Flex Variable                                 Separate Account
  Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-A                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-B                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-C                            Annuity Separate
                                                Account
  *Nationwide VA                 Ohio           Nationwide Life and     Issuer of Annuity Contracts
  Separate Account-D                            Annuity Separate
                                                Account
  * Nationwide                   Ohio           Nationwide Life         Issuer of Annuity Contracts
  Variable Account                              Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-II                                    Separate Account

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-3                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-4                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-5                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-6                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-7                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-8                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-9                                     Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-10                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-11                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-12                                    Separate Account
  *Nationwide Variable           Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-13                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-14                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-15                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-16                                    Separate Account
  Nationwide Variable            Ohio           Nationwide Life         Issuer of Annuity Contracts
  Account-17                                    Separate Account
  Nationwide VL                  Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-A                            Annuity Separate
                                                Account
  Nationwide VL                  Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-B                            Annuity Separate
                                                Account
  *Nationwide VL                 Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-C                            Annuity Separate
                                                Account
  *Nationwide VL                 Ohio           Nationwide Life and     Issuer of Life Insurance Policies
  Separate Account-D                            Annuity Separate
                                                Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account                              Separate Account

  ----------------------------------------------------------------------------------------------------------------
                                                NO. VOTING SECURITIES
                                                 (SEE ATTACHED CHART
                            STATE/COUNTRY         UNLESS OTHERWISE
        COMPANY            OF ORGANIZATION           INDICATED)                     PRINCIPAL BUSINESS
  ----------------------------------------------------------------------------------------------------------------
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-2                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-3                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-4                            Separate Account
  *Nationwide VLI                Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-5                            Separate Account
  Nationwide VLI                 Ohio           Nationwide Life         Issuer of Life Insurance Policies
  Separate Account-6                            Separate Account


---------------

   * Subsidiaries for which separate financial statements are filed



  ** Subsidiaries included in the respective consolidated financial statements



 *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries



**** Other subsidiaries

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

[FLOW CHART]

Item 27.  Number of Policyowners



     As of February 11, 2003 there were a total of 12,115 individual flexible premium deferred variable annuity contracts (File No. 33-65512) outstanding -- 4,633 non-qualified and 7,482 qualified.


Item 28.  Indemnification


     The By-Laws of Nationwide Life and Annuity Company of America provide, in part in Article XII, as follows:


                                  ARTICLE XII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 12.01. To the fullest extent permitted by law, the Company shall indemnify any present, former, or future Director, officer, or employee of the Company or any person who may serve or has served at its request as officer or Director of another corporation of which the Company is a creditor or stockholder, against the reasonable expenses, including attorneys' fees, necessarily incurred in connection with the defense of any action, suit or other proceeding to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment or fine in any such action, suit or proceeding, except expenses incurred in defense of or amounts paid in connection with any action, suit or other proceeding in which such Director, officer or employee shall be adjudged to be liable for negligence or misconduct in the performance of his duty. A judgment entered in connection with a compromise or dismissal or settlement of any such action, suit or other proceeding shall not of itself be deemed an adjudication of negligence or misconduct. The indemnification herein provided shall not be exclusive of any other rights to which the persons indemnified may be entitled.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


     (a) 1717 Capital Management Company (1717) is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. 1717 is also principal underwriter for the Nationwide Provident VA Separate Account 1, the Nationwide Provident VLI Separate Account A, and the Nationwide Provident VLI Separate Account 1.

     (b) The following information is furnished with respect to the officers and directors of 1717:


           NAME AND PRINCIPAL                  POSITIONS AND OFFICES            POSITIONS AND OFFICES
           BUSINESS ADDRESS*                         WITH 1717                     WITH DEPOSITOR
           ------------------                  ---------------------            ---------------------
Peter D. Cuozzo.........................  Director and Senior Vice         Senior Vice President
                                            President
Lance Riehl.............................  Director, President, and Chief   Vice President
                                            Operating Officer
Gary D. McMahan.........................  Director                         Director, President, and Chief
                                                                             Operating Officer
James D. Benson.........................  Senior Vice President and        Senior Vice President and
                                            Assistant Treasurer              Treasurer
Scott V. Carney.........................  Senior Vice President            Senior Vice President and
                                                                             Actuary
William E. Mabe***......................  Senior Vice President            Senior Vice President
Denise Sortino***.......................  Senior Vice President            Senior Vice President
Thomas E. Barnes**......................  Vice President and Secretary     Vice President and Assistant
                                                                             Secretary
Todd Miller.............................  Treasurer and Chief Financial    N/A
                                            Officer
Kathleen Walsh***.......................  Vice President                   Vice President


---------------

* Principal business address is c/o Nationwide Life Insurance Company of America, 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181, unless otherwise noted.



**  The address is One Nationwide Plaza, Columbus, Ohio 45215.



*** The address is 300 Continental Drive, Newark, Delaware 19713.


     (c) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

    (1)             (2)                                              (5)
  NAME OF     NET UNDERWRITING         (3)             (4)
 PRINCIPAL     DISCOUNTS AND     COMPENSATION ON    BROKERAGE
UNDERWRITER     COMMISSIONS        REDEMPTION      COMMISSIONS   COMPENSATION
-----------   ----------------   ---------------   -----------   ------------
   1717             N/A               None             N/A           N/A

Item 30.  Location of Accounts and Records


     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by NLACA at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.


Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any Application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of

Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. NLACA and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.


                        REPRESENTATION OF REASONABLENESS


     Nationwide Life and Annuity Company of America hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life and Annuity Company of America.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Nationwide Provident VA Separate Account A and Nationwide Life and Annuity Company of America certify that they meet the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment, and have caused this post-effective amendment to the Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in New Castle County and the State of Delaware, on the 21st day of April, 2003.



                                            NATIONWIDE PROVIDENT VA


                                            SEPARATE ACCOUNT A (REGISTRANT)




            Attest: /s/ KATHERINE DEPERI                              By: /s/ GARY D. MCMAHAN
   ----------------------------------------------        -------------------------------------------------
                  KATHERINE DEPERI                                        GARY D. MCMAHAN
                                                         Director, President, and Chief Operating Officer



                                                NATIONWIDE LIFE AND ANNUITY

                                                COMPANY OF AMERICA (DEPOSITOR)



            Attest: /s/ KATHERINE DEPERI                              By: /s/ GARY D. MCMAHAN
   ----------------------------------------------        -------------------------------------------------
                  KATHERINE DEPERI                                        GARY D. MCMAHAN
                                                         Director, President, and Chief Operating Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 21, 2003.



                     SIGNATURES                                                TITLE
                     ----------                                                -----

                 /s/ GARY D. MCMAHAN                       Director, President, and Chief Operating
-----------------------------------------------------        Officer
                   GARY D. MCMAHAN                           (Principal Executive Officer)

                 /s/ JAMES D. BENSON                       Senior Vice President and Treasurer
-----------------------------------------------------        (Principal Financial Officer/Principal
                   JAMES D. BENSON                           Accounting Officer)

                          *                                Director, Chairperson of the Board, and Chief
-----------------------------------------------------        Executive Officer
                   W. G. JURGENSEN

                          *                                Director and Vice Chairperson of the Board
-----------------------------------------------------
                  JOSEPH J. GASPER

                          *                                Director
-----------------------------------------------------
                  RICHARD A. KARAS

                          *                                Director
-----------------------------------------------------
                  ROBERT A. ROSHOLT

                          *                                Director, Senior Vice President, and
-----------------------------------------------------        Assistant Treasurer
                  MARK A. THRESHER

              *By: /s/ KATHERINE DEPERI
-----------------------------------------------------
                  KATHERINE DEPERI
                  Attorney-in-Fact
            Pursuant to Power of Attorney

                                 EXHIBIT INDEX


EXHIBITS
--------
 (7)       List of Reinsurance Contracts
(10)(a)    Consent of Sutherland Asbill & Brennan LLP
(10)(b)    Consent of PricewaterhouseCoopers LLP
(10)(c)    Consent of KPMG LLP